SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-69972)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 63   [X]
and
REGISTRATION STATEMENT (No. 811-3114)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 63 [X]
Fidelity Select Portfolios
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                               ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (X) on (April 28, 1998) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
FIDELITY SELECT PORTFOLIOS



CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................     COVER PAGE

2     A      ..............................     EXPENSES

      B, C   ..............................     CONTENTS; THE FUNDS AT A GLANCE; WHO MAY WANT
                                                TO INVEST

3     A      ..............................     FINANCIAL HIGHLIGHTS

      B      ..............................     *

      C,D    ..............................     PERFORMANCE

4     A      I.............................     CHARTER

             II...........................      THE FUNDS AT A GLANCE; INVESTMENT PRINCIPLES AND
                                                RISKS

      B      ..............................     INVESTMENT PRINCIPLES AND RISKS

      C      ..............................     WHO MAY WANT TO INVEST; INVESTMENT PRINCIPLES
                                                AND RISKS

5     A      ..............................     CHARTER

      B      I.............................     COVER PAGE; THE FUNDS AT A GLANCE; CHARTER; DOING
                                                BUSINESS WITH FIDELITY

             II...........................      CHARTER

             III..........................      EXPENSES; BREAKDOWN OF EXPENSES

      C      ..............................     CHARTER

      D      ..............................     CHARTER; BREAKDOWN OF EXPENSES

      E      ..............................     COVER PAGE; CHARTER

      F      ..............................     EXPENSES

      G      I..............................    CHARTER

             II..............................   *

5A           ..............................     *

6     A      I.............................     CHARTER

             II...........................      HOW TO BUY SHARES; HOW TO SELL SHARES;
                                                TRANSACTION DETAILS; EXCHANGE RESTRICTIONS

             III..........................      CHARTER

      B      .............................      *

      C      ..............................     TRANSACTIONS DETAILS; EXCHANGE RESTRICTIONS

      D      ..............................     *

      E      ..............................     DOING BUSINESS WITH FIDELITY; HOW TO BUY SHARES;
                                                HOW TO SELL SHARES; INVESTOR SERVICES

      F, G   ..............................     DIVIDENDS, CAPITAL GAINS, AND TAXES

      H      ..............................     *

7     A      ..............................     COVER PAGE; CHARTER

      B      ..............................     EXPENSES; HOW TO BUY SHARES; TRANSACTION DETAILS

      C      ..............................     SALES CHARGE REDUCTIONS AND WAIVERS

      D      ..............................     HOW TO BUY SHARES

      E      ..............................     *

      F      ..............................     *

8            ..............................     HOW TO SELL SHARES; INVESTOR SERVICES; TRANSACTION
                                                DETAILS; EXCHANGE RESTRICTIONS

9            ..............................     *


* Not Applicable
FIDELITY SELECT PORTFOLIOS

CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   COVER PAGE

12               ............................   DESCRIPTION OF THE TRUST

13       A - C   ............................   INVESTMENT POLICIES AND LIMITATIONS

         D       ............................   PORTFOLIO TRANSACTIONS

14       A - C   ............................   TRUSTEES AND OFFICERS

15       A, B    ............................   *

         C       ............................   TRUSTEES AND OFFICERS

16       A       I...........................   FMR,  PORTFOLIO TRANSACTIONS

                 II..........................   TRUSTEES AND OFFICERS

                 III.........................   MANAGEMENT CONTRACTS

         B       ............................   MANAGEMENT CONTRACTS

         C, D    ............................   CONTRACTS WITH FMR AFFILIATES

         E       ............................   *

         F       ............................   *

         G       ............................   *

         H       ............................   DESCRIPTION OF THE TRUST

         I       ............................   CONTRACTS WITH FMR AFFILIATES

17       A - C   ............................   PORTFOLIO TRANSACTIONS

         D, E    ............................   *

18       A       ............................   DESCRIPTION OF THE TRUST

         B       ............................   *

19       A       ............................   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         B       ............................   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION;
                                                VALUATION

         C       ............................   *

20               ............................   DISTRIBUTIONS AND TAXES

21       A, B    ............................   CONTRACTS WITH FMR AFFILIATES

         C       ............................   *

22       A, B    ............................   PERFORMANCE

23               ............................   FINANCIAL STATEMENTS


* Not Applicable

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a
copy of    each fund'    s most recent financial report and portfolio
listing, or a copy of the Statement of Additional Information (SAI)
dated April 28,    1998.     The SAI has been filed with the
Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNTED INVESTED.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
SEL-pro-0498
Each stock fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular industry or group of industries. The money market fund seeks high current income while maintaining a stable $1.00 share price by investing in high-quality, short-term money market securities.
FIDELITY
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)
 Fund Trading
 Number Symbol
AIR TRANSPORTATION PORTFOLIO  034 FSAIX
AMERICAN GOLD PORTFOLIO     041     FSAGX
AUTOMOTIVE PORTFOLIO  502 FSAVX
BIOTECHNOLOGY PORTFOLIO     042     FBIOX
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO  068 FSLBX
   BUSINESS SERVICES AND OUTSOURCING 353
CHEMICALS PORTFOLIO  069 FSCHX
COMPUTERS PORTFOLIO  007 FDCPX
CONSTRUCTION AND HOUSING PORTFOLIO  511 FSHOX
CONSUMER INDUSTRIES PORTFOLIO  517 FSCPX
CYCLICAL INDUSTRIES PORTFOLIO 515
DEFENSE AND AEROSPACE PORTFOLIO 067 FSDAX
DEVELOPING COMMUNICATIONS PORTFOLIO  518 FSDCX
ELECTRONICS PORTFOLIO  008 FSELX
ENERGY PORTFOLIO  060 FSENX
ENERGY SERVICE PORTFOLIO     043     FSESX
ENVIRONMENTAL SERVICES PORTFOLIO  516 FSLEX
FINANCIAL SERVICES PORTFOLIO  066 FIDSX
FOOD AND AGRICULTURE PORTFOLIO  009 FDFAX
HEALTH CARE PORTFOLIO  063 FSPHX
HOME FINANCE PORTFOLIO     098     FSVLX
INDUSTRIAL EQUIPMENT PORTFOLIO  510 FSCGX
INDUSTRIAL MATERIALS PORTFOLIO 509 FSDPX
INSURANCE PORTFOLIO     045     FSPCX
LEISURE PORTFOLIO  062 FDLSX
MEDICAL DELIVERY PORTFOLIO  505 FSHCX
MULTIMEDIA PORTFOLIO  503 FBMPX
NATURAL GAS PORTFOLIO  513 FSNGX
NATURAL RESOURCES PORTFOLIO 514
PAPER AND FOREST PRODUCTS PORTFOLIO  506 FSPFX
PRECIOUS METALS AND MINERALS PORTFOLIO  061 FDPMX
REGIONAL BANKS PORTFOLIO  507 FSRBX
RETAILING PORTFOLIO     046     FSRPX
SOFTWARE AND COMPUTER SERVICES PORTFOLIO  028 FSCSX
TECHNOLOGY PORTFOLIO  064 FSPTX
TELECOMMUNICATIONS PORTFOLIO  096 FSTCX
TRANSPORTATION PORTFOLIO  512 FSRFX
UTILITIES GROWTH PORTFOLIO  065 FSUTX
MONEY MARKET PORTFOLIO  085 FSMMKT
PROSPECTUS
   APRIL 28, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
   CONTENTS



KEY FACTS             P-1    THE FUNDS AT A GLANCE

                             WHO MAY WANT TO INVEST

                             EXPENSES EACH FUND'S SALES CHARGE (LOAD) AND ITS YEARLY
                             OPERATING EXPENSES.

                             FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S FINANCIAL DATA.

                             PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.

THE FUNDS IN DETAIL   P-17   CHARTER HOW EACH FUND IS ORGANIZED.

                             INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL
                             APPROACH TO INVESTING.

                      P-32   BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE CALCULATED
                             AND WHAT THEY INCLUDE.

YOUR ACCOUNT                 DOING BUSINESS WITH FIDELITY

                             TYPES OF ACCOUNTS    DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                                INCLUDING     TAX-ADVANTAGED    RETIREMENT PLANS.

                             HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING
                             ADDITIONAL INVESTMENTS.

                             HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR
                             ACCOUNT.

                             INVESTOR SERVICES SERVICES TO HELP YOU MANAGE YOUR ACCOUNT.

SHAREHOLDER AND              DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES             AND TAXES

                             TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE TIMING
                             OF PURCHASES AND REDEMPTIONS.

                             EXCHANGE RESTRICTIONS

                             SALES CHARGE REDUCTIONS AND WAIVERS

                      P-47   APPENDIX A


KEY FACTS


THE FUNDS AT A GLANCE
STOCK FUNDS' GOAL: Capital appreciation (increase in the value of a fund's shares). As with any mutual fund, there is no assurance that a fund will achieve its goal.
MANAGEMENT:    Fidelity Management & Research Company (FMR) is the
management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Fidelity Investments Money Management, Inc. (FIMM), a subsidiary of FMR, chooses investments for the money market fund. Foreign affiliates of FMR may help choose investments for some of the stock funds.
AIR TRANSPORTATION

STRATEGY: Invests mainly in equity securities of companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
AMERICAN GOLD

STRATEGY: Invests mainly in equity securities of companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals, and may also invest directly in precious metals.
SIZE: As of February 28,    1998    , the fund had over $__ million in
assets.
AUTOMOTIVE

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, marketing, or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
BIOTECHNOLOGY

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, and manufacture of various biotechnological products, services, and processes.
SIZE: As of February 28,    1998    , the fund had over $__ million in
assets.
BROKERAGE AND INVESTMENT MANAGEMENT

STRATEGY: Invests mainly in equity securities of companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
BUSINESS SERVICES AND OUTSOURCING PORTFOLIO

STRATEGY:    Invests mainly in equity securities of companies that
provide business-related services to companies and other
organizations.
SIZE: As of February 28,    1998    , the fund had over $__ million in
assets.
CHEMICALS

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
COMPUTERS

STRATEGY: Invests mainly in equity securities of companies engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
CONSTRUCTION AND HOUSING

STRATEGY: Invests mainly in equity securities of companies engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
CONSUMER INDUSTRIES

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture and distribution of goods to consumers.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
CYCLICAL INDUSTRIES

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
DEFENSE AND AEROSPACE

STRATEGY: Invests mainly in equity securities of companies engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
DEVELOPING COMMUNICATIONS

STRATEGY: Invests mainly in equity securities of companies engaged in the development, manufacture, or sale of emerging communications services or equipment.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
ELECTRONICS

STRATEGY: Invests mainly in equity securities of companies engaged in the design, manufacture, or sale of electronic components, equipment vendors to electronic component manufacturers, electronic component distributors, and electronic instruments and electronics systems vendors.
SIZE: As of February 28,    1998,     the fund had over $__ billion in
assets.
ENERGY

STRATEGY: Invests mainly in equity securities of companies in the energy field, including the conventional areas of oil, gas,
electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
ENERGY SERVICE

STRATEGY: Invests mainly in equity securities of companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
SIZE: As of February 28,    1998     ,the fund had over $__ million in
assets.
ENVIRONMENTAL SERVICES

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management or pollution control.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
FINANCIAL SERVICES

STRATEGY: Invests mainly in equity securities of companies providing financial services to consumers and industry.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
FOOD AND AGRICULTURE

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
HEALTH CARE

STRATEGY: Invests mainly in equity securities of companies engaged in the design, manufacture, or sale of products or services used for, or in connection with, health care or medicine.
SIZE: As of February 28,    1998,     the fund had over $__ billion in
assets.
HOME FINANCE

STRATEGY: Invests mainly in equity securities of companies engaged in investing in real estate, usually through mortgages and other consumer-related loans.
SIZE: As of February 28,    1998    , the fund had over $__ billion in
assets.
INDUSTRIAL EQUIPMENT

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
INDUSTRIAL MATERIALS

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
INSURANCE

STRATEGY: Invests mainly in equity securities of companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
LEISURE

STRATEGY: Invests mainly in equity securities of companies engaged in the design, production, or distribution of goods or services in the leisure industries.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
MEDICAL DELIVERY

STRATEGY: Invests mainly in equity securities of companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
MULTIMEDIA

STRATEGY: Invests mainly in equity securities of companies engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
NATURAL GAS

STRATEGY: Invests mainly in equity securities of companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
NATURAL RESOURCES

STRATEGY: Invests mainly in equity securities of companies that own or develop natural resources, or supply goods and services to such companies, and may also invest directly in precious metals.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
PAPER AND FOREST PRODUCTS

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials, and other products related to the paper and forest products industry.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
PRECIOUS METALS AND MINERALS

STRATEGY: Invests mainly in equity securities of companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and may also invest directly in precious metals.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
REGIONAL BANKS

STRATEGY: Invests mainly in equity securities of companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
RETAILING

STRATEGY: Invests mainly in equity securities of companies engaged in merchandising finished goods and services primarily to individual consumers.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
SOFTWARE AND COMPUTER SERVICES

STRATEGY: Invests mainly in equity securities of companies engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
TECHNOLOGY

STRATEGY: Invests mainly in equity securities of companies which FMR believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
TELECOMMUNICATIONS

STRATEGY: Invests mainly in equity securities of companies engaged in the development, manufacture, or sale of communications services or communications equipment.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
TRANSPORTATION

STRATEGY: Invests mainly in equity securities of companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
UTILITIES GROWTH

STRATEGY: Invests mainly in equity securities of companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
MONEY MARKET

GOAL: Income while maintaining a stable $1.00 share price. As with any mutual fund, there is no assurance the fund will achieve its goal.
STRATEGY: Invests in high-quality, short-term money market securities of all types.
SIZE: As of February 28,    1998,     the fund had over $__ million in
assets.
   As with any mutual fund, there is no assurance that a fund will achieve its goal.
WHO MAY WANT TO INVEST
The stock funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within a particular industry or group of industries. The funds are designed for those who are interested in actively monitoring the progress, and can accept the risks, of industry-focused investing. Because the funds are so narrowly focused, changes in a particular industry can have a substantial impact on a fund's share price. Most of the funds are non-diversified and may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The value of the stock funds' investments will vary from day to day, and generally reflect market and industry conditions, interest rates, and other company, political, or economic news both here and abroad. In the short-term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. When you sell your stock fund shares, they may be worth more or less than what you paid for them.
The money market fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates.
The money market fund is designed for use in connection with exchanges between the stock funds. Since the money market fund is sold with a sales charge, it is not recommended that you invest in the money market fund unless you intend to use it for that purpose.
By themselves, the funds do not constitute a balanced investment plan.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy, sell, or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below
$2,500.    Lower sales charges may be available for accounts over
$250,000. See "Transaction Details," page 45, and "Sales Charge
Reductions and Waivers," page 48    , for an explanation of how and
when these charges apply.

MAXIMUM SALES CHARGE ON PURCHASES                                            3.00%
(AS A % OF OFFERING PRICE)

SALES CHARGE ON REINVESTED DISTRIBUTIONS                                     NONE

DEFERRED SALES CHARGE ON REDEMPTIONS                                         NONE

REDEMPTION FEE (TRADING FEE) FOR THE STOCK FUNDS

ON SHARES HELD 29 DAYS OR LESS (AS A % OF AMOUNT REDEEMED)                   0.75%

ON SHARES HELD 30 DAYS OR MORE                                               0.75%
FOR    REDEMPTION AMOUNTS OF UP TO $1,000 (AS A % OF AMOUNT REDEEMED)
       $7.50
   FOR REDEMPTION AMOUNTS OF $1,000 OR MORE

EXCHANGE FEE (STOCK FUNDS ONLY)                                              $7.50

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)                   $12.00


ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses," page
32).
EXAMPLES: Let's say, hypothetically, that each fund's annual return is
5% and that    your shareholder transaction expenses and each fund's
annual     operating expenses are exactly as just described. For every
$1,000 you invested, below is how much you would pay in total expenses
if you close your account after the number of years i   ndicated and,
for the stock funds, if you leave your account     open:
The examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
   The following figures are based on estimated or historical expenses of each fund and are calculated as a percentage of average net assets of each fund.

                     OPERATING EXPENSES               ACCOUNT      ACCOUNT
                                                      OPEN         CLOSED

AIR TRANSPORTATION   MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                     REIMBURSEMENT)]

                     12B-1 FEE                        NONE         3 YEARS    $   $

                     OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                     REIMBURSEMENT)]

                     TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                     [(AFTER REIMBURSEMENT)]

AMERICAN GOLD        MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                     REIMBURSEMENT)]

                     12B-1 FEE                        NONE         3 YEARS    $   $

                     OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                     REIMBURSEMENT)]

                     TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                     [(AFTER REIMBURSEMENT)]


AUTOMOTIVE           MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                     REIMBURSEMENT)]

                     12B-1 FEE                        NONE         3 YEARS    $   $

                     OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                     REIMBURSEMENT)]

                     TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                     [(AFTER REIMBURSEMENT)]

                     OPERATING EXPENSES               ACCOUNT    ACCOUNT
                                                      OPEN       CLOSED

BIOTECHNOLOGY        MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                     REIMBURSEMENT)]

                     12B-1 FEE                        NONE         3 YEARS    $   $

                     OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                     REIMBURSEMENT)]

                     TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                     [(AFTER REIMBURSEMENT)]


BROKERAGE AND
INVESTMENT
MANAGEMENT          MANAGEMENT FEE [(AFTER           %            1 YEAR     $     $
                    REIMBURSEMENT)]

                    12B-1 FEE                        NONE         3 YEARS    $     $

                    OTHER EXPENSES [(AFTER           %            5 YEARS    $     $
                    REIMBURSEMENT)]

                    TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $     $
                    [(AFTER REIMBURSEMENT)]

BUSINESS SERVICES
AND OUTSOURCING
PORTFOLIO*          MANAGEMENT FEE                   %            1 YEAR     $     $

                    12B-1 FEE                        NONE         3 YEARS    $     $

                    OTHER EXPENSES                   %

                    TOTAL FUND OPERATING EXPENSES    %

CHEMICALS           MANAGEMENT FEE [(AFTER           %            1 YEAR     $     $
                    REIMBURSEMENT)]

                    12B-1 FEE                        NONE         3 YEARS    $     $

                    OTHER EXPENSES [(AFTER           %            5 YEARS    $     $
                    REIMBURSEMENT)]

                    TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $     $
                    [(AFTER REIMBURSEMENT)]

COMPUTERS           MANAGEMENT FEE [(AFTER           %            1 YEAR     $     $
                    REIMBURSEMENT)]

                    12B-1 FEE                        NONE         3 YEARS    $     $

                    OTHER EXPENSES [(AFTER           %            5 YEARS    $     $
                    REIMBURSEMENT)]

                    TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $     $
                    [(AFTER REIMBURSEMENT)]

CONSTRUCTION AND
HOUSING             MANAGEMENT FEE [(AFTER           %            1 YEAR     $     $
                    REIMBURSEMENT)]

                    12B-1 FEE                        NONE         3 YEARS    $     $

                    OTHER EXPENSES [(AFTER           %            5 YEARS    $     $
                    REIMBURSEMENT)]

                    TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $     $


* FIGURES ARE BASED ON ESTIMATED EXPENSES.
                    OPERATING EXPENSES               ACCOUNT    ACCOUNT
                                                     OPEN       CLOSED


CONSUMER INDUSTRIES MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                    REIMBURSEMENT)]

                    12B-1 FEE                        NONE         3 YEARS    $   $

                    OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                    REIMBURSEMENT)]

                    TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                    [(AFTER REIMBURSEMENT)]

CYCLICAL
INDUSTRIES*          MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                     REIMBURSEMENT)]

                     12B-1 FEE                        NONE         3 YEARS    $   $

                     OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                     REIMBURSEMENT)]

                     TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                     [(AFTER REIMBURSEMENT)]

DEFENSE AND
AEROSPACE            MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                     REIMBURSEMENT)]

                     12B-1 FEE                        NONE         3 YEARS    $   $

                     OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                     REIMBURSEMENT)]

                     TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                     [(AFTER REIMBURSEMENT)]

DEVELOPING
COMMUNICATIONS       MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                     REIMBURSEMENT)]

                     12B-1 FEE                        NONE         3 YEARS    $   $

                     OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                     REIMBURSEMENT)]

                     TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                     [(AFTER REIMBURSEMENT)]

ELECTRONICS          MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                     REIMBURSEMENT)]

                     12B-1 FEE                        NONE         3 YEARS    $   $

                     OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                     REIMBURSEMENT)]

                     TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                     [(AFTER REIMBURSEMENT)]


* FIGURES ARE BASED ON ESTIMATED EXPENSES.
                     OPERATING EXPENSES               ACCOUNT    ACCOUNT
                                                      OPEN       CLOSED


ENERGY                   MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                         REIMBURSEMENT)]

                         12B-1 FEE                        NONE         3 YEARS    $   $

                         OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                         REIMBURSEMENT)]

                         TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                         [(AFTER REIMBURSEMENT)]

ENERGY SERVICE           MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                         REIMBURSEMENT)]

                         12B-1 FEE                        NONE         3 YEARS    $   $

                         OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                         REIMBURSEMENT)]

                         TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                         [(AFTER REIMBURSEMENT)]

ENVIRONMENTAL SERVICES   MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                         REIMBURSEMENT)]

                         12B-1 FEE                        NONE         3 YEARS    $   $

                         OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                         REIMBURSEMENT)]

                         TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                         [(AFTER REIMBURSEMENT)]

FINANCIAL SERVICES       MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                         REIMBURSEMENT)]

                         12B-1 FEE                        NONE         3 YEARS    $   $

                         OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                         REIMBURSEMENT)]

                         TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                         [(AFTER REIMBURSEMENT)]

FOOD AND AGRICULTURE     MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                         REIMBURSEMENT)]

                         12B-1 FEE                        NONE         3 YEARS    $   $

                         OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                         REIMBURSEMENT)]

                         TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                         [(AFTER REIMBURSEMENT)]

HEALTH CARE              MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                         REIMBURSEMENT)]

                         12B-1 FEE                        NONE         3 YEARS    $   $

                         OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                         REIMBURSEMENT)]

                         TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                         [(AFTER REIMBURSEMENT)]


                         OPERATING EXPENSES               ACCOUNT    ACCOUNT
                                                          OPEN       CLOSED


HOME FINANCE           MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                       REIMBURSEMENT)]

                       12B-1 FEE                        NONE         3 YEARS    $   $

                       OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                       REIMBURSEMENT)]

                       TOTAL FUND OPERATING EXPENSES     %           10 YEARS   $   $
                       [(AFTER REIMBURSEMENT)]

INDUSTRIAL EQUIPMENT   MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                       REIMBURSEMENT)]

                       12B-1 FEE                        NONE         3 YEARS    $   $

                       OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                       REIMBURSEMENT)]

                       TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                       [(AFTER REIMBURSEMENT)]

INDUSTRIAL MATERIALS   MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                       REIMBURSEMENT)]

                       12B-1 FEE                        NONE         3 YEARS    $   $

                       OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                       REIMBURSEMENT)]

                       TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                       [(AFTER REIMBURSEMENT)]

INSURANCE          MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                   REIMBURSEMENT)]

                   12B-1 FEE                        NONE         3 YEARS    $   $

                   OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                   REIMBURSEMENT)]

                   TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                   [(AFTER REIMBURSEMENT)]

LEISURE            MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                   REIMBURSEMENT)]

                   12B-1 FEE                        NONE         3 YEARS    $   $

                   OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                   REIMBURSEMENT)]

                   TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                   [(AFTER REIMBURSEMENT)]

MEDICAL DELIVERY   MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                   REIMBURSEMENT)]

                   12B-1 FEE                        NONE         3 YEARS    $   $

                   OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                   REIMBURSEMENT)]

                   TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                   [(AFTER REIMBURSEMENT)]


                   OPERATING EXPENSES               ACCOUNT    ACCOUNT
                                                    OPEN       CLOSED

MULTIMEDIA         MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                   REIMBURSEMENT)]

                   12B-1 FEE                        NONE         3 YEARS    $   $

                   OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                   REIMBURSEMENT)]

                   TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                   [(AFTER REIMBURSEMENT)]

NATURAL GAS        MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                   REIMBURSEMENT)]

                   12B-1 FEE                        NONE         3 YEARS    $   $

                   OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                   REIMBURSEMENT)]

                   TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                   [(AFTER REIMBURSEMENT)]

NATURAL RESOURCES* MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                   REIMBURSEMENT)]

                   12B-1 FEE                        NONE         3 YEARS    $   $

                   OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                   REIMBURSEMENT)]

                   TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                   [(AFTER REIMBURSEMENT)]

PAPER AND FOREST
PRODUCTS           MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                   REIMBURSEMENT)]

                   12B-1 FEE                        NONE         3 YEARS    $   $

                   OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                   REIMBURSEMENT)]

                   TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                   [(AFTER REIMBURSEMENT)]

PRECIOUS METALS
AND MINERALS       MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                   REIMBURSEMENT)]

                   12B-1 FEE                        NONE         3 YEARS    $   $

                   OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                   REIMBURSEMENT)]

                   TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                  [(AFTER REIMBURSEMENT)]


* FIGURES ARE BASED ON ESTIMATED EXPENSES.
                  OPERATING EXPENSES               ACCOUNT    ACCOUNT
                                                   OPEN       CLOSED

REGIONAL BANKS    MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                  REIMBURSEMENT)]

                  12B-1 FEE                        NONE         3 YEARS    $   $

                  OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                  REIMBURSEMENT)]

                  TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                  [(AFTER REIMBURSEMENT)]

RETAILING         MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                  REIMBURSEMENT)]

                  12B-1 FEE                        NONE         3 YEARS    $   $

                  OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                  REIMBURSEMENT)]

                  TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                  [(AFTER REIMBURSEMENT)]

SOFTWARE AND
COMPUTER SERVICES MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                  REIMBURSEMENT)]

                  12B-1 FEE                        NONE         3 YEARS    $   $

                  OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                  REIMBURSEMENT)]

                  TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                  [(AFTER REIMBURSEMENT)]

TECHNOLOGY        MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                  REIMBURSEMENT)]

                  12B-1 FEE                        NONE         3 YEARS    $   $

                  OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                  REIMBURSEMENT)]

                  TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                  [(AFTER REIMBURSEMENT)]

TELECOMMUNICATIONS MANAGEMENT FEE [(AFTER           %            1 YEAR     $   $
                  REIMBURSEMENT)]

                  12B-1 FEE                        NONE         3 YEARS    $   $

                  OTHER EXPENSES [(AFTER           %            5 YEARS    $   $
                  REIMBURSEMENT)]

                  TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $
                  [(AFTER REIMBURSEMENT)]

TRANSPORTATION    MANAGEMENT FEE                   %            1 YEAR     $   $
                  (AFTER REIMBURSEMENT)

                  12B-1 FEE                        NONE         3 YEARS    $   $

                  OTHER EXPENSES                   %            5 YEARS    $   $

                  TOTAL FUND OPERATING EXPENSES    %            10 YEARS   $   $


                  OPERATING EXPENSES               ACCOUNT    ACCOUNT
                                                   OPEN       CLOSED

UTILITIES GROWTH   MANAGEMENT FEE                  %            1 YEAR     $   $

                   12B-1 FEE                       NONE         3 YEARS    $   $

                   OTHER EXPENSES                  %            5 YEARS    $   $

                   TOTAL FUND OPERATING EXPENSES   %            10 YEARS   $   $

MONEY MARKET   MANAGEMENT FEE                  %            1 YEAR     $

               12B-1 FEE                       NONE         3 YEARS    $

               OTHER EXPENSES                  %            5 YEARS    $

               TOTAL FUND OPERATING EXPENSES   %            10 YEARS   $



A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into
arrangements with its custodian and transfer agent whereby    credits
realized as a result of uninvested cash balances are     used to
reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables would have been:
   AIR TRANSPORTATION                            %

   AMERICAN GOLD                                 %

   AUTOMOTIVE                                    %

   BIOTECHNOLOGY                                 %

   BROKERAGE AND INVESTMENT MANAGEMENT           %

   CHEMICALS                                     %

   COMPUTERS                                     %

   CONSTRUCTION AND HOUSING                      %

   CONSUMER INDUSTRIES                           %

   CYCLICAL INDUSTRIES                           %

   DEFENSE AND AEROSPACE                         %

   DEVELOPING COMMUNICATIONS                     %

   ELECTRONICS                                   %

   ENERGY                                        %

   ENERGY SERVICE                                %

   ENVIRONMENTAL SERVICES                        %

   FINANCIAL SERVICES                            %

   FOOD AND AGRICULTURE                          %

   HEALTH CARE                                   %

   HOME FINANCE                                  %

   INDUSTRIAL EQUIPMENT                          %

   INDUSTRIAL MATERIALS                          %

   INSURANCE                                     %

   LEISURE                                       %

   MEDICAL DELIVERY                              %

   MULTIMEDIA                                    %

   NATURAL GAS                                   %

   NATURAL RESOURCES                             %

   PAPER AND FOREST PRODUCTS                %

   PRECIOUS METALS AND MINERALS             %

   REGIONAL BANKS                           %

   RETAILING                                %

   SOFTWARE AND COMPUTER SERVICES           %

   TECHNOLOGY                               %

   TELECOMMUNICATIONS                       %

   TRANSPORTATION                           %

   UTILITIES GROWTH                         %

   FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses exceed 2.50% of its average net assets. If these agreements were not in effect, the management fee, other expenses, and total operating expenses of _____________ would have been __%, __%, and __%, respectively; and the management fee, other expenses and total operating expenses of _____________ would have been __%, __%, and __%, respectively. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.
FINANCIAL HIGHLIGHTS
   The financial highlights tables that follow have been audited by _____________, independent accountants. The funds' financial highlights, financial statements, and report of the auditor are included in the funds' Annual Report and are incorporated by reference into (are legally part of) the funds' SAI. Contact Fidelity for a free copy of the Annual Report or the SAI. Business Services and Outsourcing commenced operations on February 4, 1998.
[FINANCIAL HIGHLIGHTS TO BE FILED BY SUBSEQUENT AMENDMENT.]
PERFORMANCE
   Stock fund performance is commonly measured as     TOTAL RETURN   .
Money market fund performance can be measured as     TOTAL RETURN
or     YIELD   . The total returns that follow are based on historical
fund results and do not reflect the effect of taxes.
Each fund's fiscal year runs from March 1 through February 28. The tables below show each fund's performance over past fiscal years
compared to    different measures, including     a comparative index
for the stock funds and a measure of inflation for the money market fund. The charts in Appendix A present calendar year performance for the stock funds.
Performance history will be available for Business Services and Outsourcing after the fund has been in operation for six months.



   FISCAL PERIODS ENDED FEBRUARY 28, 1998
   AVERAGE ANNUAL TOTAL RETURNS                                 CUMULATIVE TOTAL RETURNS


   PAST 1 YEAR        PAST 5 YEARS        PAST 10               PAST 1 YEAR        PAST 5 YEARS        PAST 10 YEARS/
                                          YEARS/LIFE OF                                                LIFE OF FUND
                                          FUND

   AIR TRANSPORTATION
   %           %                   %                     %                  %                   %

   AIR TRANSPORTATION (LOAD ADJ.A)
   %             %              %                       %                    %                     %

   AMERICAN GOLD
   %             %              %                       %                    %                     %

   AMERICAN GOLD (LOAD ADJ.A)
   %             %              %                       %                    %                     %

   AUTOMOTIVE
   %             %              %                       %                    %                     %

   AUTOMOTIVE (LOAD ADJ.A)
   %             %              %                       %                    %                     %

   BIOTECHNOLOGY
   %             %              %                       %                    %                     %

   BIOTECHNOLOGY (LOAD ADJ.A)
   %             %              %                       %                    %                     %

   BROKERAGE AND INVESTMENT MANAGEMENT
   %             %              %                       %                    %                     %

   BROKERAGE AND INVESTMENT MANAGEMENT (LOAD ADJ.A)
   %             %              %                       %                    %                     %

   CHEMICALS
   %             %              %                       %                    %                     %

   CHEMICALS (LOAD ADJ.A)
   %             %              %                       %                    %                     %

   COMPUTERS
   %           %              %                       %                    %                     %

   COMPUTERS (LOAD ADJ.A)
   %           %              %                       %                    %                     %

   CONSTRUCTION AND HOUSING
   %              %             %                     %                    %                     %

   CONSTRUCTION AND HOUSING (LOAD ADJ.A)
   %              %             %                     %                    %                     %

   CONSUMER INDUSTRIES
   %              %             %+                    %                    %                     %+

   CONSUMER INDUSTRIES (LOAD ADJ.A)
   %              %             %+                    %                    %                     %+

   CYCLICAL INDUSTRIES
   %              %             %+                    %                    %                     %+

   CYCLICAL INDUSTRIES (LOAD ADJ.A)
   %              %             %+                    %                    %                     %+

   DEFENSE AND AEROSPACE
   %              %             %                     %                    %                     %

   DEFENSE AND AEROSPACE (LOAD ADJ.A)
   %              %             %                     %                    %                     %

   S&P 500
   %              %             %                     %                    %                     %


   A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF EACH FUND'S 3.00%
SALES CHARGE.

   FISCAL PERIODS ENDED FEBRUARY 28, 1998        AVERAGE ANNUAL TOTAL RETURNS         CUMULATIVE TOTAL RETURNS
                                                PAST 1 YEAR PAST 5 YEARS PAST 10   PAST 1 YEAR PAST 5 YEARS PAST 10
                                                                   YEARS/LIFE OF                      YEARS/LIFE OF
                                                                   FUND                               FUND

   DEVELOPING COMMUNICATIONS                        %          %          %+          %          %          %+

   DEVELOPING COMMUNICATIONS (LOAD ADJ.A)           %          %          %+          %          %          %+

   ELECTRONICS                                      %          %          %           %          %          %

   ELECTRONICS (LOAD ADJ.A)                         %          %          %           %          %          %

   ENERGY                                           %          %          %           %          %          %

   ENERGY (LOAD ADJ.A)                              %          %          %           %          %          %

   ENERGY SERVICE                                   %          %          %           %          %          %

   ENERGY SERVICE (LOAD ADJ.A)                      %          %          %           %          %          %

   ENVIRONMENTAL SERVICES                           %          %          %+          %          %          %+

   ENVIRONMENTAL SERVICES (LOAD ADJ.A)              %          %          %+          %          %          %+

   FINANCIAL SERVICES                               %          %          %           %          %          %

   FINANCIAL SERVICES (LOAD ADJ.A)                  %          %          %           %          %          %

   FOOD AND AGRICULTURE                             %          %          %          %          %          %

   FOOD AND AGRICULTURE (LOAD ADJ.A)                %          %          %          %          %          %

   HEALTH CARE                                      %          %          %          %          %          %

   HEALTH CARE (LOAD ADJ.A)                         %          %          %          %          %          %

   HOME FINANCE                                     %          %          %          %          %          %

   HOME FINANCE (LOAD ADJ.A)                        %          %          %          %          %          %

   INDUSTRIAL EQUIPMENT                             %          %          %          %          %          %

   INDUSTRIAL EQUIPMENT (LOAD ADJ.A)                %          %          %          %          %          %

   INDUSTRIAL MATERIALS                             %          %          %          %          %          %

   INDUSTRIAL MATERIALS (LOAD ADJ.A)                %          %          %          %          %          %

   INSURANCE                                        %          %          %          %          %          %

   INSURANCE (LOAD ADJ.A)                           %          %          %          %          %          %

   LEISURE                                          %          %          %          %          %          %

   LEISURE (LOAD ADJ.A)                             %          %          %          %          %          %

   MEDICAL DELIVERY                                 %          %          %          %          %          %

   MEDICAL DELIVERY (LOAD ADJ.A)                    %          %          %          %          %          %

   MULTIMEDIA                                       %          %          %          %          %          %

   MULTIMEDIA (LOAD ADJ.A)                          %          %          %          %          %          %

   S&P 500                                          %          %          %          %          %          %


   A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF EACH FUND'S 3.00%
SALES CHARGE.


   FISCAL PERIODS ENDED FEBRUARY 28, 1998          AVERAGE ANNUAL TOTAL RETURNS          CUMULATIVE TOTAL RETURNS
                                                    PAST 1 YEAR  PAST 5 YEARS PAST 10  PAST 1 YEAR PAST 5 YEARS PAST 10
                                                                              YEARS/LIFE OF               YEARS/LIFE OF
                                                                              FUND                        FUND

   NATURAL GAS                                           %          %          %+          %          %          %+

   NATURAL GAS (LOAD ADJ.A)                              %          %          %+          %          %          %+

   NATURAL RESOURCES                                     %          %          %+          %          %          %

   NATURAL RESOURCES (LOAD ADJ.A)                        %          %          %+          %          %          %

   PAPER AND FOREST PRODUCTS                             %          %          %           %          %          %

   PAPER AND FOREST PRODUCTS (LOAD ADJ.A)                %          %          %           %          %          %

   PRECIOUS METALS AND MINERALS                          %          %          %           %          %          %

   PRECIOUS METALS AND MINERALS (LOAD ADJ.A)             %          %          %           %          %          %

   REGIONAL BANKS                                        %          %          %           %          %          %

   REGIONAL BANKS (LOAD ADJ.A)                           %          %          %           %          %          %

   RETAILING                                             %          %          %           %          %          %

   RETAILING (LOAD ADJ.A)                                %          %          %           %          %          %

   SOFTWARE AND COMPUTER SERVICES                        %          %          %           %          %          %

   SOFTWARE AND COMPUTER SERVICES (LOAD ADJ.A)           %          %          %           %          %          %

   TECHNOLOGY                                            %          %          %           %          %          %

   TECHNOLOGY (LOAD ADJ.A)                               %          %          %           %          %          %

   TELECOMMUNICATIONS                                    %          %          %           %          %          %

   TELECOMMUNICATIONS (LOAD ADJ.A)                       %          %          %           %          %          %

   TRANSPORTATION                                        %          %          %           %          %          %

   TRANSPORTATION (LOAD ADJ.A)                           %          %          %           %          %          %

   UTILITIES GROWTH                                      %          %          %           %          %          %

   UTILITIES GROWTH (LOAD ADJ.A)                         %          %          %           %          %          %

   S&P 500                                               %          %          %           %          %          %

   MONEY MARKET                                          %          %          %           %          %          %

   MONEY MARKET (LOAD ADJ.A)                             %          %          %           %          %          %

   CONSUMER PRICE INDEX                                  %          %          %           %          %          %


   A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT EACH FUND'S 3.00% SALES
CHARGE.
   + LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (JUNE 29, 1990 FOR CONSUMER INDUSTRIES AND DEVELOPING COMMUNICATIONS; JUNE 29, 1989 FOR ENVIRONMENTAL SERVICES; APRIL 21, 1993 FOR NATURAL GAS; AND MARCH 3, 1997 FOR CYCLICAL INDUSTRIES AND NATURAL RESOURCES) THROUGH THE FISCAL PERIODS ENDED FEBRUARY 28, 1998.

[IF APPLICABLE: If FMR had not reimbursed certain fund expenses during these periods, [yields and] total returns would have been lower.] EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
   Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
Unlike each fund's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Other illustrations of    stock     fund performance may show
moving    averages o    ver specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888. TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND    IS A MUTUAL FUND:     an investment that pools
shareholders' money and invests it toward a specified goal. The money
market    fund    , Financial Services, Home Finance, and Regional
Banks are diversified funds, and each of the other stock funds is a non-diversified fund of Fidelity Select Portfolios, an open-end management investment company organized as a Massachusetts business
trust on November 20, 1980.    There is a remote possibility that one
fund might become liable for a misstatement in the prospectus about
another fund    .
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee
the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance.
   The trustees serve as trustees for other Fidelity funds    . The
majority of        trustees are not otherwise affiliated with
Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based
   upon     the dollar value of your investment.
FMR AND ITS AFFILIATES
The funds are managed by FMR, which handles their business affairs and chooses the stock funds' investments. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, and Fidelity Management & Research (Far East) Inc. (FMR Far East), in Tokyo, Japan, assist FMR with foreign investments for the stock funds (except American Gold).
   FIMM, located in Merrimack, New Hampshire has primary responsibility for providing investment management services for the money market fund.
Tom Allen is manager of Insurance, which he has managed since February 1997. Mr. Allen joined Fidelity as an analyst in 1995, after receiving his MBA from Harvard Business School. Previously, he worked as a summer intern at Massachusetts Financial Services in 1994. Before that, he was with Price Waterhouse LLP, from 1987 to 1993, finishing as an audit manager.
Ramin Arani is manager of Retailing, which he has managed since January 1997. Previously, he was an analyst. Mr. Arani joined Fidelity as a research associate in 1992, after receiving a bachelor of arts degree from Tufts University.
   Audra Barranco is manager of Chemicals, which she has managed since June 1997. Ms. Barranco joined Fidelity in 1996 as an analyst, after receiving her MBA from Columbia Business School. Previously, she worked as an investment commentary writer and internal wholesaler for Pioneer Funds Distributor from 1992 to 1995.
Jean-Marc Berteaux is manager of Transportation, which he has managed since January 1997. Mr. Berteaux joined Fidelity as an analyst in 1994, after receiving his MBA from the European Institute of Business Administration (INSEAD) in France. Previously, he was an assistant vice president for the Banque National de Paris in Montreal from 1992 to 1993.
   Steve Buller is manager of Environmental Services, which he has managed since December 1997. He is also an associate manager for another Fidelity fund. Mr. Buller joined Fidelity in 1992 as an analyst. From 1995 to 1997, he worked as a fixed-income analyst for Fidelity International, Limited, in London.
   James Catudal is manager of Industrial Materials and Energy Services, which he has managed since August 1997 and January 1998, respectively. Mr. Catudal joined Fidelity in 1997 as a research analyst. After receiving his MBA from the Amos Tuck School at Dartmouth College in 1995, he joined State Street Research & Management as an equity analyst. Previously, he worked for Textron, McCord Winn Division, from 1987 to 1993.
   Douglas Chase is manager of Consumer Industries which he has managed since August 1997. He managed Industrial Materials from 1994 to 1997. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan. Previously, he was a consultant for Stanford Resources from 1988 to 1991.
George Domolky is manager of Precious Metals and Minerals and American Gold, both of which he has managed since February 1997. Previously, he managed Canada from 1987 to 1996 as well as another Fidelity fund. Mr.
Domolky joined    Fidelity in 1981.
   Jeff Dorsey is manager of Multimedia and Leisure, which he has managed since December 1997 and January 1998, respectively. Since joining Fidelity in 1991, Mr. Dorsey has worked as an analyst, senior analyst, corporate strategist and manager.
   Robert Ewing is manager of Financial Services, which he has managed since January 1998. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Ewing has worked as a research associate, analyst and manager.

Peter Fruzzetti is manager of Brokerage and Investment Management, which he has managed since February 1997. Previously, he worked as an analyst. Mr. Fruzzetti joined Fidelity as a research associate in 1993, after receiving a bachelor of science degree in finance from Boston College.
   Albert Grosman is manager of Automotive, which he has managed since December 1997. Mr. Grosman joined Fidelity in 1996 as an analyst working part-time. After receiving his MBA from Columbia University in 1997, he joined Fidelity full-time. From 1993 to 1995, Mr. Grosman was self-employed as an investment manager, managing investment portfolios on a discretionary basis in Toronto, Canada.
   Jamie Harmon is manager of Biotechnology, which he has managed since June 1997. Since joining Fidelity in 1995, Mr. Harmon has worked as a research associate, analyst and manager. Previously, he was a junior analyst with Essex Investment Management Co., Inc. from 1994 to 1995. Mr. Harmon received a bachelor of arts degree in government from Harvard University in 1994.
Adam Hetnarski is manager of Technology, which he has managed since March 1996. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager. Andy Kaplan is manager of Electronics, which he has managed since August 1996. Mr. Kaplan joined Fidelity as an analyst in 1995. Previously, he was an analyst with T. Rowe Price in 1994, and an associate director of consulting for Edward S. Gordon Company in New York City from 1988 through 1993.
   Doug Lober is manager of Paper and Forest Products, which he has managed since October 1997. Mr. Lober joined Fidelity in 1997 as a senior equity analyst. Previously, he was an analyst and manager at Fidelity from 1986 until 1989. Mr. Lober received his doctorate in forestry and environmental studies from Yale University in 1993, and was an assistant professor at Duke University from 1993 to 1997.
   Yolanda McGettigan is manager of Construction and Housing, which she has managed since December 1997. Ms. McGettigan joined Fidelity as an analyst in 1997, after receiving her MBA from the Fuqua School of Business at Duke University. Previously, she was employed as a sales representative for Robinson-Humphrey from 1994 to 1995 and a trader for Cantor Fitzgerald from 1992 to 1994.
John Muresianu is manager of Utilities Growth, which he has managed since December 1992. He also manages other Fidelity funds. Since joining Fidelity in 1986, Mr. Muresianu has worked as an analyst and manager.
Scott Offen is manager of Food and Agriculture, which he has managed since November 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1985, Mr. Offen has worked as an analyst and manager.
   John Porter is manager of Software and Computer Services and Medical Delivery, which he has managed since June 1997 and February 1998, respectively. Previously, he managed another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago. Before that, he was a product engineer for Ford Motor Company from 1991 to 1993.
   Lawrence Rakers is manager of Energy and Natural Resources which he has managed since January 1997 and March 1997, respectively. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Nick Romano is manager of Developing Communications, which he has managed since February 1997. Mr. Romano joined Fidelity as an analyst in 1995, after receiving his MBA from the Stern School of Business at New York University. Previously, he worked with Bank of New York from 1990 to 1995, finishing as a credit analyst.
Albert Ruback is manager of Cyclical Industries, which he has managed since inception. He also manages another Fidelity fund. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving his MBA from Harvard Business School.
Bill Rubin is manager of Home Finance, which he has managed since October 1996. Previously, he managed another Fidelity fund. Mr. Rubin joined Fidelity as an analyst in 1994, after receiving his MBA from Harvard Business School. He was a corporate financial analyst for VLSI Technologies from 1990 to 1992.
   Peter Saperstone is manager of Air Transportation and Defense and Aerospace, both of which he has managed since July 1997. Mr. Saperstone joined Fidelity as an analyst in August 1995. Previously, he was an equity research analyst at Gabelli & Company, Inc. from 1993 to 1995, and a credit analyst at National Westminster Bank USA from 1991 to 1993.
   Christine Schaulat is manager of Regional Banks, which she has managed since January 1998. Ms. Schaulat joined Fidelity as a research analyst after receiving her MBA from Harvard University in 1997. Previously, she was an investment manager for Indosuez Asset Management Asia, Limited, in Hong Kong, from 1993 to 1995
   Beso Sikharulidze is manager of Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
Michael Tempero is manager of Computers, which he has managed since January 1997. Previously, he managed other Fidelity funds. Mr. Tempero joined Fidelity as an analyst in 1993, after receiving his MBA from the University of Chicago. Mr. Tempero also earned a master of science degree in economics from the London School of Economics in 1992.
   Nick Thakore is manager of Telecommunications and Utilities Growth, which he has managed since July 1996 and August 1997, respectively. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania. Previously, he was a real estate analyst for Prudential Properties Company from 1989 to 1991.
   Victor Thay is manager of Natural Gas, which he has managed since December 1997. Mr. Thay joined Fidelity as a research associate in 1995, after receiving undergraduate degrees in political science and business administration from the University of California at Berkeley in 1995.
   Simon Wolf is manager of Industrial Equipment which he has managed since August 1997. Mr. Wolf joined Fidelity in 1996 as a research associate. Previously, he worked for Salomon Brothers as an analyst and high yield research assistant analyst from 1993 to 1996. Mr. Wolf received a bachelor of science in economics degree from The Wharton School at the University of Pennsylvania in 1992.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
   Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
   Fidelity Service Company, Inc. (FSC) performs transfer agent servicing functions for each fund.
FMR Corp. is the ultimate parent company of FMR, FIMM, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
[NOTE: INCLUDE ONLY IF FMR AND ITS AFFILIATES TOGETHER HAVE GREATER THAN 25% OWNERSHIP IN THE FUND(S). THIS TILE MAY REQUIRE TAILORING DEPENDING ON THE THE NUMBER OF FUNDS IN WHICH FMR OR AN AFFILIATE HAS BENEFICIAL OWNERSHIP: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately ____% and ____% of each of [NAME OF FUND]'s and [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s].]
[NOTE: INCLUDE ONLY IF A SHAREHOLDER (OTHER THAN FMR OR AN FMR AFFILIATE) HAS GREATER THAN 25% OWNERSHIP IN THE FUND[S]. THIS TILE MAY REQUIRE TAILORING DEPENDING ON THE THE NUMBER OF FUNDS IN WHICH A SHAREHOLDER HAS BENEFICIAL OWNERSHIP: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately ____% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; and approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER].] FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
Each stock fund seeks capital appreciation by concentrating its investments in the securities of companies in a particular industry or group of industries. Under normal conditions, each fund will invest at least 80% of its assets in securities of companies principally engaged in the business activities of its named industry or group of industries. For this purpose American Gold, Natural Resources, and Precious Metals and Minerals treat investments in precious metals and instruments whose value is linked to the price of precious metals, as investments in their named industries. The stock funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
   For the purposes of the policies for each stock fund (except Business Services and Outsourcing, Cyclical Industries, and Natural
Resources), a    n issuer is considered to be principally engaged in a
business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. For Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for those funds. It is important to note that in many cases, the focus of one stock fund differs only slightly from another, so they may invest in many of the same securities.
The stock funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of their narrow focus, each fund's performance is closely tied to and affected by, its industry or group of industries. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly to and move in unison with these or other market conditions. This is especially true for funds with a particularly narrow industry focus. Also because the funds (except Financial Services, Home Finance, and Regional Banks) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources; or their susceptibility to major setbacks or downturns.
The value of the funds' domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. Of course, when you sell your shares of a fund, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. When FMR considers it appropriate for defensive purposes, each stock fund may temporarily invest substantially in investment-grade debt securities.
AIR TRANSPORTATION PORTFOLIO invests primarily in companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. These companies may include, for example, airlines, air cargo and express delivery operators, airfreight forwarders, and companies that provide equipment or services to these companies, such as aviation service firms and manufacturers of aeronautical equipment.
The profitability of air transportation companies is substantially influenced by competition within the industry, domestic and foreign economies and government regulation, and the price of fuel. Additionally, the industry is still feeling the effects of deregulation.
AMERICAN GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. The fund focuses on North, Central, and South American companies engaged in gold-related activities. This focus may also include gold bullion or coins and securities indexed to the price of gold as well as, to a lesser degree, other precious metals in the form of bullion, coins, or securities indexed to the price of precious metals. The fund may also invest in companies that manufacture and distribute precious metals and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in gold-related activities.
The price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social and economic conditions there can affect gold and gold-related companies located elsewhere. The price of gold bullion or coins is closely tied to broad economic and political conditions.
The fund is authorized to invest up to 50% of its total assets in precious metals and securities indexed to the price of gold and other precious metals. Under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell bullion or securities when it would not otherwise do so.
AUTOMOTIVE PORTFOLIO invests primarily in companies engaged in the manufacture, marketing, or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services. These companies may include, for example, companies involved with the manufacture and distribution of vehicles, vehicle parts and tires (either original equipment or for the aftermarket) and companies involved in the retail sale of vehicles, parts or tires. In addition, the fund may invest in companies that provide automotive-related services to manufacturers, distributors or consumers.
The automotive industry is highly cyclical and companies in the industry may suffer periodic operating losses. While most of the major manufacturers are large, financially strong companies, some are smaller manufacturers that have a non-diversified product line or customer base.
BIOTECHNOLOGY PORTFOLIO invests primarily in companies engaged in the research, development, and manufacture of various biotechnological products, services, and processes. These companies may include, for example, companies involved with new or experimental technologies such as genetic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.
The description of the biotechnology sector will be interpreted broadly by FMR, and may include applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery). Biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements. In addition, many of these companies may not yet offer products and may have persistent losses or erratic revenue patterns.
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services. The fund does not invest in securities of FMR or its affiliated companies. Under SEC regulations the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the fund. Changes in regulations, brokerage commission structure, stock and bond market activity, and the competitive environment, combined with the operating leverage inherent in companies in these industries, can produce erratic returns over time.
   BUSINESS SERVICES AND OUTSOURCING invests primarily in companies that provide business-related services to companies and other organizations. Business-related services may include for example, data processing, consulting, outsourcing, temporary employment, market research or database services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying. Typically, these services are provided on a contract or fee basis.
   The success of companies that provide business-related services is, in part, subject to continued demand for such services as companies and other organizations seek alternative, cost effective means to meet their economic goals. Competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, also may have a significant impact on the financial condition of companies in the business services and outsourcing industry.
CHEMICALS PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries. These products may include, for example, synthetic and natural materials, such as basic and intermediate organic and inorganic chemicals, plastics, synthetic fibers, fertilizers, industrial gases, flavorings, fragrances, biological materials, catalysts, carriers, additives, and process aids. The fund may also invest in companies providing design, engineering, construction, and consulting services to companies engaged in chemical processing.
Companies in the chemical processing industries are subject to intense competition, product obsolescence, and significant governmental regulation. As regulations are developed and enforced, such companies may be required to alter or cease production of a product, to pay fines, or to pay for cleaning up a disposal site. In addition, chemical companies face unique risks associated with handling hazardous products.
COMPUTERS PORTFOLIO invests primarily in companies engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. The fund may invest in companies that provide products or services such as computer and office equipment wholesalers, software retailers, data processors, robotics, and designers of artificial intelligence. Competitive pressures and changing domestic and international demand may have a significant effect on the financial condition of companies in the computer industry. Companies in the computer industry spend heavily on research and development and are sensitive to the risk of product obsolescence.
CONSTRUCTION AND HOUSING PORTFOLIO invests primarily in companies engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries. Examples of companies engaged in these activities include companies that produce basic building materials such as cement, aggregates, gypsum, timber, and wall and floor coverings; that supply home furnishings; and that provide engineering or contracting services. The fund also may invest in companies involved in real estate development and construction financing such as homebuilders, architectural and design firms, and property managers, and in companies involved in the home improvement and maintenance industry, including building material retailers and distributors, household service firms, and those companies that supply such companies.
Companies in these industries may be affected by a variety of factors such as government spending on housing subsidies, public works, and transportation facilities, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, the level of new and existing home sales, and other economic activity. CONSUMER INDUSTRIES PORTFOLIO invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, major appliances, and personal computers. The fund also may invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
CYCLICAL INDUSTRIES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
DEFENSE AND AEROSPACE PORTFOLIO invests primarily in companies engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries. For example, the fund may invest in companies that provide the following products or services: air transport; defense electronics; aircraft or spacecraft production; missile design; data processing or computer-related services; communications systems; research; development and manufacture of military weapons and transportation; general aviation equipment, missiles, space launch vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles.
The financial condition of companies in the industries and investor interest in these companies are heavily influenced by government defense and aerospace spending policies. Defense spending is currently under pressure from efforts to control the U.S. budget deficit. DEVELOPING COMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. For example, the fund may invest in companies involved in cellular communications, software development, video conferencing, or data processing. The fund places less emphasis on traditional communications companies such as large long distance carriers.
Products or services provided by this industry may be in the development stage and can face risks such as failure to obtain financing or regulatory approval, intense competition, product incompatibility, consumer preferences, and rapid obsolescence. ELECTRONICS PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. This may include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers.
Many of the products offered by companies engaged in the design, production, or distribution of electronic products are subject to risks of rapid obsolescence and intense competition.
ENERGY PORTFOLIO invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. For example, the fund may invest in companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control.
Securities of companies in the energy field are subject to changes in value and dividend yield which depend largely on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.
ENERGY SERVICE PORTFOLIO invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. For example, the fund may invest in companies providing services such as onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. In addition, the fund may invest in companies that provide products and services to these companies.
Energy service firms are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions will likewise affect the performance of these companies.
ENVIRONMENTAL SERVICES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management or pollution control. Such products, processes or services may include the transportation, treatment and disposal of both hazardous and solid wastes, including waste-to-energy and recycling; remedial project efforts, including groundwater and underground storage tank decontamination, asbestos cleanup and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems including, among others, contaminated water, air pollution, and acid rain. The fund may also invest in companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.
Securities of companies in the environmental services field can be impacted by legislation, government regulations, and enforcement policies. As regulations are developed and enforced, companies may be required to alter or cease production of a product or service. In addition, hazardous materials may be involved, and companies can face significant liability risk.
FINANCIAL SERVICES PORTFOLIO invests primarily in companies that provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the sector and the fund.
FOOD AND AGRICULTURE PORTFOLIO invests primarily in companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. For example, the fund may invest in companies that sell products and services such as meat and poultry processors, grocery stores, and restaurants; companies that manufacture and distribute products such as soft drinks, pet foods, wood products, tobacco, and agricultural machinery; and companies engaged in the development of new technologies such as improved hybrid seeds.
The food and agriculture field is impacted by supply and demand, which may be affected by demographic and product trends, food fads, marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous government agencies.
HEALTH CARE PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
HOME FINANCE PORTFOLIO invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans. These companies may also offer discount brokerage services, insurance products, leasing services, and joint venture financing. For example, the fund may invest in mortgage banking companies, real estate investment trusts, banks, and other depository institutions.
The residential real estate finance industry has changed rapidly over the last decade and is expected to continue to change. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Regulatory changes, interest rate movements, home mortgage demand, and residential delinquency trends will affect the industry.
INDUSTRIAL EQUIPMENT PORTFOLIO invests primarily in companies engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers, and subcontractors. For example, the fund may invest in companies that provide service establishment, railroad, textile, farming, mining, oilfield, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation or machine tools; cable equipment companies; and office automation companies.
The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and foreign competition. The industrial sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
INDUSTRIAL MATERIALS PORTFOLIO invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. These materials and goods may include, for example, chemicals, metals, textiles, and wood products. The fund may also invest in mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.
Many companies in the industrial sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
INSURANCE PORTFOLIO invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance. For example, the fund may invest in companies that provide a specific type of insurance, such as life or health insurance, those that offer a variety of insurance products, and those that provide insurance services such as brokers and claims processors.
Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Certain types of insurance may be impacted by events or trends such as natural catastrophes, mortality rates, or recessions. Companies may be exposed to material risks including a shortage of cash
reserves   ,     the inability to collect from reinsurance
carriers   , and liability for the coverage of environmental clean-up
costs from past years    . Also, insurance companies are subject to
extensive governmental regulation, and can be adversely affected by proposed or potential tax law changes.
LEISURE PORTFOLIO invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries. The fund may invest in companies that provide goods or services such as television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, fast food, beverages, restaurants, tobacco products and gaming casinos.
Securities of companies in the leisure industries may be considered speculative and generally exhibit greater volatility than the overall market. Many companies have unpredictable earnings, due in part to changing consumer tastes and intense competition. The industries have reacted strongly to technological developments and to the threat of government regulation.
MEDICAL DELIVERY PORTFOLIO invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. For example, the fund may invest in companies that operate acute care, psychiatric, teaching, or specialized treatment hospitals, as well as home health care providers, medical equipment suppliers, and companies that provide related services.
Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. These sources are subject to extensive governmental regulation, and appropriations are a continued source of debate. The administration is currently examining the health care industry to determine whether government funds are spent appropriately and to ensure that adequate health care is available to everyone.
The demand for health care services should increase as the population ages. However, studies have shown the ability of health care providers to curtail unnecessary hospital stays and reduce costs. These changes could alter the health care industry, focusing it more on home care and placing less emphasis on inpatient revenues as a source of profit. MULTIMEDIA PORTFOLIO invests primarily in companies engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. The fund may invest in advertising companies; broadcasting companies; theaters; film studios; publishing, printing, cable television and video companies and equipment providers; companies involved in emerging technologies such as cellular communications; and other companies involved in the ownership, operation, or development of media products or services. Some of the companies in the broadcast and media industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the securities of these companies are subject to increased price volatility. FMR abides by Federal Communications Commission rules governing the concentration of investment in AM, FM, or TV stations, limiting investment alternatives.
NATURAL GAS PORTFOLIO invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. These companies may include, for example, companies participating in gas research, exploration, or refining, companies working toward technological advances in the natural gas field, and other companies providing products or services to the field.
The companies in the natural gas field are subject to changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other regulatory policies of domestic and foreign governments.
NATURAL RESOURCES PORTFOLIO invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. These may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. The fund may also invest in precious metals and instruments whose value is linked to precious metals.
   Securities of companies in the natural resources sector are subject to swift price and supply fluctuations that may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. PAPER AND FOREST PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry. The fund may invest in diversified companies with operations in the aforementioned areas. For example, the fund may invest in paper production and office product companies, printers, and publishers.
The success of these companies depends on the health of the economy, worldwide production capacity for the industry's products, and interest rate levels, which may affect product pricing, costs, and operating margins. These variables also affect the level of industry and consumer capital spending for paper and forest products.
PRECIOUS METALS AND MINERALS PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals. In addition to investments in those companies, the fund's focus includes investments in precious metals such as gold, silver, and platinum, coins, and securities indexed to the price of gold or other precious metals. The fund may also invest in companies that manufacture and distribute precious metals and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in gold-related activities.
The price of precious metals is affected by broad economic and political conditions. For example, the price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social and economic conditions there can affect gold and gold-related companies located elsewhere.
The fund is authorized to invest up to 50% of its total assets in precious metals and securities indexed to the price of gold and other precious metals. Under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell precious metals or securities when it would not otherwise do so.
REGIONAL BANKS PORTFOLIO invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. These companies concentrate their operations in a specific part of the country and may include, for example, state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The fund may own securities of U.S. institutions whose deposits are not insured by the federal government.
Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the fund.
As the services offered by banks expand, banks are becoming more exposed to well-established competitors. This exposure has also increased due to the erosion of historical distinctions between regional banks and other financial institutions. Increased competition may result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded regional banks. In addition, general economic conditions are important to regional banks which face exposure to credit losses and dependence on interest rate activity.
RETAILING PORTFOLIO invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers. These companies may include, for example, drug and department stores; suppliers of goods and services for homes, home improvements and yards; food, clothing, jewelry, electronics and computer retailers; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods.
The success of retailing companies is closely tied to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes.
SOFTWARE AND COMPUTER SERVICES PORTFOLIO invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services. These companies may include, for example, companies that design products such as systems-level software to run the basic functions of a computer; or applications software for one type of work; and consulting, communications, and related services. Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services industries. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles. TECHNOLOGY PORTFOLIO invests primarily in companies which FMR believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.
Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
TELECOMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment. Companies in the telecommunications field may range from traditional local and long-distance telephone service or equipment providers to companies involved in new technologies such as cellular telephone or paging services, fiber-optics, and semiconductors.
Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Many companies in the industry fiercely compete for market share. Although telephone companies usually pay an above-average dividend, the fund's investment decisions are primarily based on growth potential and not on income.
TRANSPORTATION PORTFOLIO invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include, for example, companies involved in the movement of freight or people such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs. The United States has been deregulating these industries, but it is uncertain whether this trend will continue and what its effect will be.
UTILITIES GROWTH PORTFOLIO invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. These may include, for example, companies that manufacture, produce, sell, or transmit gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in telephone, satellite, and other communication fields.
Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. The public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with natural resource conservation. MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term money market securities. The fund invests
only in    high-quality     U.S. dollar-denominated money market
securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. The fund may also enter into reverse repurchase agreements.
The fund earns income at current money market rates. It stresses preservation of capital, liquidity, and income, and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
The fund    complies with     industry-standard    requirements for
    the quality, maturity, and diversification of its investments,
which are designed to help maintain a stable $1.00 share price.    Of
course, there is no guarantee that the fund will maintain a stable
$1.00 share price.     The fund will purchase only high-quality
securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in
   the     funds   '     SAI. Policies and limitations are considered
at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 100% of total assets, each of Financial Services, Home Finance, and Regional Banks may not purchase more than 10% of the outstanding voting securities of a single issuer. Utilities Growth may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. Each of Brokerage and Investment Management and Financial Services may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
       DEBT SECURITIES.    Bonds and other debt instruments are used
by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
   Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
   In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
Purchase of a debt security is consistent with a stock fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service or rated in the equivalent categories by S&P, or is unrated but judged to be of equivalent quality by FMR. Each stock fund currently intends to limit its investments in lower than Baa-quality
debt securities    (sometimes called "junk bonds") to 5% of its
assets.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, and other entities. These securities may carry fixed, variable, or
floating interest rates.    Money market securities may be structured
or may employ a trust or similar structure so that they are eligible
investments for money market funds. If the structure     does not
perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These
include risks relating to political   ,     economic   , or
regulatory     conditions in foreign countries   ;     fluctuations in
foreign currencies   ;     withholding or other taxes   ; trading,
settlement, custodial, and other     operational risks   ;     and the
potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments,
especially those in    emerging markets,     more volatile    and
potentially less liquid     than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
   WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS     are
trading practices in which payment and delivery for the security take
place at a    later date than is customary for that type of
security    . The market value of the security could change during
this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS. Under normal conditions, the money market fund intends to invest at least 25% of its assets in securities of companies in the financial services industry.
OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related instruments.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: The money market fund does not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: The stock funds (except Financial Services, Home Finance, and Regional Banks) are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each stock fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Each of Financial Services, Home Finance, and Regional Banks, with respect to 75% of its total assets, may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities. The money market fund may not invest more than 5% of its total assets in any one issuer, except that it may invest up to 25% of its total
assets in    certain other money market funds and in     the
highest-quality securities of a single issuer for up to three business days. This limitation does not apply to U.S. Government securities.
With the exception of American Gold, Natural Resources, and Precious Metals and Minerals, each stock fund normally invests at least 80%, but always at least 25%, of its assets in securities of companies principally engaged in the business activities identified for that fund. Each of Natural Resources and Precious Metals and Minerals normally invests at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, precious metals, and instruments whose value is linked to the price of precious metals. American Gold normally invests at least 80% of its assets in securities of North, Central, and South American companies engaged in gold-related activities, and in gold bullion or coins, and instruments whose value is linked to the price of gold. BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a stock fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. The money market fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an
amount exceeding 33    1/3%     of its total assets.
LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
AIR TRANSPORTATION PORTFOLIO invests primarily in companies engaged in the regional, national and international movement of passengers, mail, and freight via aircraft.
1.AMERICAN GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. The fund may not purchase any precious metal if, as a result, more than 50% of its total assets would be invested in precious metals.
AUTOMOTIVE PORTFOLIO invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
BIOTECHNOLOGY PORTFOLIO invests primarily in companies engaged in the research, development, and manufacture of various biotechnological products, services and processes.
2.BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment
management, or re   lated investment advisory services.
   BUSINESS SERVICES AND OUTSOURCING invests primarily in companies that provide business-related services to companies and other organizations.
CHEMICALS PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.
COMPUTERS PORTFOLIO invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry. CONSTRUCTION AND HOUSING PORTFOLIO invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.
CONSUMER INDUSTRIES PORTFOLIO invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
CYCLICAL INDUSTRIES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.
DEFENSE AND AEROSPACE PORTFOLIO invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.
DEVELOPING COMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture or sale of emerging communications services or equipment.
ELECTRONICS PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
ENERGY PORTFOLIO invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.
ENERGY SERVICE PORTFOLIO invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.
ENVIRONMENTAL SERVICES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or distribution of products, processes or services related to waste management or pollution control.
3.FINANCIAL SERVICES PORTFOLIO invests primarily in companies that provide financial services to consumers and industry. With respect to 75% of total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer; and with respect to 100% of total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
FOOD AND AGRICULTURE PORTFOLIO invests primarily in companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.
HEALTH CARE PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
HOME FINANCE PORTFOLIO invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans. With respect to 75% of total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer; and with respect to 100% of total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
INDUSTRIAL EQUIPMENT PORTFOLIO invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industry machinery, farm equipment, and computers), parts suppliers and subcontractors.
INDUSTRIAL MATERIALS PORTFOLIO invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. INSURANCE PORTFOLIO invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
LEISURE PORTFOLIO invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries.
MEDICAL DELIVERY PORTFOLIO invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
MULTIMEDIA PORTFOLIO invests primarily in companies engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries.
NATURAL GAS PORTFOLIO invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
4.NATURAL RESOURCES PORTFOLIO invests primarily in companies that own or develop natural resources, or supply goods and services to such companies.
PAPER AND FOREST PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry.
5.PRECIOUS METALS AND MINERALS PORTFOLIO invests primarily in companies engaged in exploration, mining, processing or dealing in gold, silver, platinum, diamonds or other precious metals and minerals. The fund may not purchase any precious metal if, as a result, more than 50% of its total assets would be invested in precious metals.
REGIONAL BANKS PORTFOLIO invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. With respect to 75% of total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer; and with respect to 100% of total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
RETAILING PORTFOLIO invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers.
SOFTWARE AND COMPUTER SERVICES PORTFOLIO invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services.
TECHNOLOGY PORTFOLIO invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.
TELECOMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
TRANSPORTATION PORTFOLIO invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. UTILITIES GROWTH PORTFOLIO invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity, by investing in a broad range of high quality money market instruments. At all times, 80% or more of the fund's assets will be invested in money market instruments. The fund may not invest more than 25% of its total assets in any one industry, except that the fund will invest more than 25% of its total assets in the financial services industry. The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 33% of its total assets.
EACH STOCK FUND seeks capital appreciation.
With the exception of    Business Services and Outsourcing, Cyclical
Industrie    s, and Natural Resources, each stock fund seeks to
achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks, and for American Gold and Precious Metals and Minerals, in certain precious metals. Normally, for each stock fund (except
American Gold,    Business Services and Outsourcing,     Cyclical
Industries, Natural Resources, and Precious Metals and Minerals) at
least 80%,    and in no event less than 25%,     of its assets will be
invested in securities of companies principally engaged in the business activities identified for that fund. Normally at least 80% of American Gold's assets will be invested in securities of North, Central and South American companies engaged in gold-related activities, and in gold bullion or coins. Under normal conditions, Precious Metals and Minerals will invest at least 80% of its assets in
(i) securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and (ii) precious metals. Each of
   American Gold and Precious Metals and Minerals     invests at least
25% of its assets in securities of companies principally engaged in
the business activities identified for the fund.    Each of Business
Services and Outsourcing, Cyclical Industries, and Natural Resources invests at least 25% of its total assets in securities of companies principally engaged in the business activities identified for the fund.
For the purposes of the policies for each stock fund (except
   Business Services and Outsourcing,     Cyclical Industries, and
Natural Resources), a company is considered to be "principally engaged" in a designated business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. For Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities
identified for those funds. For each stock fund (except    Business
Services and Outsourcing,     Cyclical Industries, and Natural
Resources), FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.
When FMR considers it appropriate for defensive purposes, each stock
fund (except    Business Services and Outsourcing,     Cyclical
Industries, and Natural Resources) may temporarily invest substantially in investment-grade debt securities.
EACH STOCK FUND may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, for each fund, may not exceed 33% of total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page 36.
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
EACH STOCK FUND'S management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the respective fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
For    February 199    8, the group fee rate was 0.___%. The
individual fund fee rate is 0.30% for each stock fund. The total
management fee rate for each fund for    the     fiscal year ended
   February 1998     is shown in the table on page 36.
THE MONEY MARKET FUND'S management fee is calculated by multiplying the sum of two components by the fund's average net assets and adding an income-based fee. One component, the group fee rate, is based on the average net assets of all the mutual funds advised by FMR. It cannot rise above 0.37% and it drops as total assets under management increase. The other component, the individual fund fee rate, is 0.03%. The income-based fee is 6% of the fund's gross income in excess of a 5% yield and cannot rise above 0.24% of the fund's average net assets.
For February    1998    , the group fee rate was 0.___%. The money
market fund's total management fee for fiscal 1998 was 0.__%.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East on behalf of each stock fund (except American Gold Portfolio). These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
   FIMM is the money market fund's sub-adviser and has primary responsibility for managing its investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before expense reimbursements) for FIMM's services. FMR paid FMR Texas Inc., the predecessor company to FIMM, a fee equal to 0.___% of the money market fund's average net assets for the fiscal year ended February 1998.
OTHER EXPENSES
While the management fee is a significant component of the funds' annual operating costs, the funds have other expenses as well.
   The funds contract with FSC to perform transfer agency, dividend disbursing, shareholder servicing, and accounting functions. These services include processing shareholder transactions, valuing each fund's investments, handling securities loans for the stock funds, and calculating each fund's share price and dividends.
   For the fiscal year ended February 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) are shown on page 36. [Fund Reporting to add as appropriate:
These amounts are before expense reductions, if nay.]
   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.

   For the fiscal year ended February 1998, the annualized portfolio turnover rates for each fund (except Business Services and Outsourcing and the money market fund) are shown in the table on page 36. The portfolio turnover rate for Business Services and Outsourcing is not expected to exceed 200% for its first fiscal period. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.


   6.                       Management  Transfer Agency and Pricing        Portfolio Turnover
   Fund                     fees        and Bookkeeping Fees Paid by Fund  rate


   Air Transportation             .% % %
   American Gold                  .% % %
   Automotive                     .% % %
   Biotechnology                  .% % %
   Brokerage and Investment
   Management                     .% % %
   Business Services and
   Outsourcing                    .% % %
   Chemicals                      .% % %
   Computers                      .% % %
   Construction and Housing       .% % %
   Consumer Industries            .% % %
   Cyclical Industries            .% % %
   Defense and Aerospace          .% % %
   Developing Communications      .% % %
   Electronics                    .% % %
   Energy                         .% % %
   Energy Service                 .% % %
   Environmental Services         .% % %
   Financial Services             .% % %
   Food and Agriculture           .% % %
   Health Care                    .% % %
   Home Finance                   .% % %
   Industrial Equipment           .% % %
   Industrial Materials           .% % %
   Insurance                      .% % %
   Leisure                        .% % %
   Medical Delivery               .% % %
   Multimedia                     .% % %
   Natural Gas                    .% % %
   Natural Resources              .% % %
   Paper and Forest Products      .% % %
   Precious Metals and Minerals   .% % %
   Regional Banks                 .% % %
   Retailing                      .% % %
   Software and Computer Services .% % %
   Technology                     .% % %
   Telecommunications             .% % %
   TransportationA                .% % %
   Utilities Growth               .% % %
   Money Market                   .% % n/a
   A AFTER REIMBURSEMENT
   YOUR ACCOUNT
Doing Business with Fidelity
Fidelity Investments was established in 1946 to manage one of
America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of
America's leading discount brokerage firms, FBSI. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical
information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(BULLET) For mutual funds, 1-800-544-8888
(BULLET) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
Types of Accounts
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
You may purchase or sell shares of the funds through an investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through FBSI, another financial institution, or an investment professional, read their program materials for any special provisions, additional service features or fees that may apply to your investment in a fund. Certain features of a fund, such as the minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or Fidelity directly, as appropriate.
(CHECKMARK)Fidelity Facts
Fidelity offers the broadest selection of mutual funds in the world.
(BULLET) Number of Fidelity mutual funds: over ___
(BULLET) Assets in Fidelity mutual funds: over $___ billion
(BULLET) Number of shareholder accounts: over __ million
(BULLET) Number of investment analysts and portfolio managers: over
___
3

Ways to Set Up Your Account
Individual or Joint Tenant
For your general investment needs
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
Retirement
For tax-advantaged retirement savings
 Retirement plans provide individuals with tax-advantaged ways to save for retirement, either with tax-deductible contributions or tax-free growth. Retirement accounts require special applications and typically have lower minimums.
(BULLET) Traditional Individual Retirement Accounts (IRAs) allow individuals under 70 with compensation to contribute up to $2,000 per tax year. Married couples can contribute $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregated for traditional and Roth IRAs.) Contributions may be tax deductible, subject to certain limits.
(BULLET) Roth IRAs allow individuals to make non-deductible
contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregated for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax-free.
(BULLET) Roth Conversion IRAs allow individuals to assets held in a
Traditional IRA or Rollover IRA to convert those assets to a Roth
Conversion IRA. Eligibility is subject to certain income limits.
Qualified distributions are tax-free.
(BULLET) Rollover IRAs help retain special tax advantages for certain eligible rollover distributions from employer-sponsored retirement plans.
(BULLET) Profit Sharing and Money Purchase Pension Plans (Keoghs)
allow self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.
(BULLET) Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employment income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(BULLET) Salary Reduction SEP-IRAs (SARSEPs) allow employees of businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by their employer prior to January 1, 1997.
(BULLET) SIMPLE IRAs provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative
requirements.
(BULLET) 403(b) Custodial Accounts are available to employees of
501(c)(3) tax-exempt institutions, including schools, hospitals, and other charitable organizations.
(BULLET) 401(k) Programs allow employees of organizations of all sizes to contribute a percentage of their wages on a tax-deferred basis.
These accounts need to be established by the trustee of the plan.
(BULLET) Deferred Compensation Plans (457 Plans) are available to employees of most state and local governments and their agencies and to employees of tax-exempt institutions.
Gifts or Transfers to a Minor (UGMA, UTMA)
To invest for a child's education or other future needs
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA).
Trust
For money being invested by a trust
The trust must be established before an account can be opened.
Business or Organization
For investment needs of corporations, associations, partnerships, or other groups
Requires a special application.
How to Buy Shares
The price to buy one share of each fund is the fund's offering price or the fund's net asset value per share (NAV), depending on whether you pay a sales charge. The money market fund is managed to keep its
NAV stable at $1.00. If you pay a sales charge, your price will be the fund's offering price. When you buy shares of a fund at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund. If you qualify for a sales charge waiver, your price will be the fund's NAV. See "Sales Charge Reductions and Waivers,"
page 45, for an explanation of how and when the sales charge and waivers apply.
Your shares will be purchased at the next offering price or NAV, as applicable, calculated after your investment is received in proper form. Each fund's offering price and NAV are normally calculated hourly, each business day, from 10:00 a.m. to 4:00 p.m. Eastern time.
Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions"
on page 47. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
If you are new to Fidelity, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page 40. If there is no application accompanying this prospectus, call 1-800-544-8888.
If you already have money invested in a Fidelity fund, you can:
(BULLET) Mail in an application with a check, or
(BULLET) Open your account by exchanging from another Fidelity fund.
If you are investing through a tax-advantaged retirement plan, such as an IRA, for the first time, you will need a special application.
Retirement investing also involves its own investment procedures. Call
1-800-544-8888 for more information and a retirement application.
If you buy shares by check or Fidelity Money LineR, and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
Minimum Investments
To Open an Account                                $2,500
For certain Fidelity retirement accounts(DAGGER)  $500
To Add to an Account                              $250
For certain Fidelity retirement accounts(DAGGER)  $250
Through regular investment plans*                 $100
Minimum Balance                                   $2,000
For certain Fidelity retirement accounts(DAGGER)  $500
(DAGGER)These lower minimums apply to Fidelity Traditional IRA, Roth
IRA, Roth Conversion IRA, Rollover IRA, SEP-IRA, and Keogh accounts.
*For more information about regular investment plans, please refer to
"Investor Services," page 43.

 (TDD GRAPHIC)TDD - Service for the Deaf and Hearing-Impaired:
1-800-544-0118

These minimums may vary for investments through Fidelity Portfolio
Advisory Services. There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from Fidelity retirement accounts. Refer to the program materials for details.
(CHECKMARK)Understanding
Offering Price
Let's say you invest $2,500 at an offering price of $10. Of the $10 offering price, 3% ($.30) is the sales charge, and 97% ($9.70) represents the NAV. The value of your initial investment will be $2,425 (250 shares worth $9.70 each), and you will have paid a sales charge of $75.


$2,500 Investment
3% sales charge = $75
Value of Investment = $2,425
$2,500 Investment
   Row: 1, Col: 1, Value: 25.0
   Row: 1, Col: 2, Value: 75.0
   Row: 1, Col: 3, Value: 75.0
   Row: 1, Col: 4, Value: 75.0
   Row: 1, Col: 5, Value: 75.0
   Row: 1, Col: 6, Value: 75.0
   Row: 1, Col: 7, Value: 75.0
   Row: 1, Col: 8, Value: 75.0
   Row: 1, Col: 9, Value: 75.0
   Row: 1, Col: 10, Value: 75.0
   Row: 1, Col: 11, Value: 75.0
   Row: 1, Col: 12, Value: 75.0
   Row: 1, Col: 13, Value: 75.0
   Row: 1, Col: 14, Value: 75.0
   Row: 1, Col: 15, Value: 75.0
   Row: 1, Col: 16, Value: 75.0
   Row: 1, Col: 17, Value: 75.0
   Row: 1, Col: 18, Value: 75.0
   Row: 1, Col: 19, Value: 75.0
   Row: 1, Col: 20, Value: 75.0
   Row: 1, Col: 21, Value: 75.0
   Row: 1, Col: 22, Value: 75.0
   Row: 1, Col: 23, Value: 75.0
   Row: 1, Col: 24, Value: 75.0
   Row: 1, Col: 25, Value: 75.0
   Row: 1, Col: 26, Value: 75.0
   Row: 1, Col: 27, Value: 75.0
   Row: 1, Col: 28, Value: 75.0
   Row: 1, Col: 29, Value: 75.0
   Row: 1, Col: 30, Value: 75.0
   Row: 1, Col: 31, Value: 75.0
   Row: 1, Col: 32, Value: 75.0
   Row: 1, Col: 33, Value: 75.0
   Row: 1, Col: 34, Value: 75.0
   3% sales charge = $75
   Value of Investment = $2,425

   Key Information

(PHONE GRAPHIC)Phone 1-800-544-7777
(BULLET) To open an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.
(BULLET)S To add to an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number. You can also use Fidelity Money Line to transfer from your bank account. Call before your first use to verify that this service is in place on your account. Maximum Money Line: Up to
$100,000
(MAIL GRAPHIC)Mail
(BULLET) To open an account, complete and sign the application. Make your check payable to Fidelity Select Portfolios and specify the fund you are investing in on the application. Mail to the address indicated
on the application.
(BULLET) To add to an account, make your check payable to the complete name of the fund of your choice. Indicate your fund account number on your check and mail to the address printed on your account statement.

(IN PERSON GRAPHIC)In Person
(BULLET) To open an account, bring your application and check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.
(BULLET) To add to an account, bring your check to a Fidelity Investor
Center. Call 1-800-544-9797 for the center nearest you.
(BULLET) Orders will be executed at the next hourly price determined after your investment is received in proper form.
Wire
(WIRE GRAPHIC)
Not available for retirement accounts.
(BULLET) To open an account, call 1-800-544-7777 to set up your account and to arrange a wire transaction. Wire within 24 hours to the wire address below. Specify the complete name of the fund and include your new account number and your name.
(BULLET) To add to an account, wire to the wire address below. Specify the complete name of the fund and include your account number and your name.
(BULLET) Wire address: Bankers Trust Company,
Bank Routing #021001033, Account # 00163053.
(AUTONATICALLY GRAPHIC)Automatically
New accounts cannot be opened with these services.
(BULLET) Use Fidelity Automatic Account Builder or Direct Deposit to automatically purchase more shares. Sign up for these services when opening your account, or call 1-800-544-6666 to add it. Direct Deposit is not available for Select stock funds or for retirement accounts.
(BULLET) Use Directed Dividends or Fidelity Automatic Exchange Service to automatically send money from one Fidelity fund into another. Call
1-800-544-6666 for instructions.

(TDD GRAPHIC) TDD - Service for the Deaf and Hearing-Impaired:
1-800-544-0118

How to Sell Shares
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
The price to sell one share of the money market fund is the fund's
NAV. The price to sell one share of each stock fund is the fund's NAV minus the applicable trading fee. If you sell shares of a stock fund after holding them 29 days or less, the fund will deduct a trading fee equal to 0.75% of the value of those shares. If you sell shares of a stock fund after holding them 30 days or more, the fund will deduct a trading fee equal to the lesser of $7.50 or 0.75% of the value of those shares. In addition, you may pay a $7.50 fee for each exchange out of a stock fund.
Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the applicable trading fee. Each fund's NAV is normally calculated hourly, each business day, from 10:00 a.m. to 4:00 p.m. Eastern time.
To sell shares in a non-retirement account, you may use any of the methods described on these two pages.
To sell shares in a Fidelity retirement account, your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1-800-544-6666 for a retirement distribution form.
If you are selling some but not all of your shares, leave at least
$2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
To sell shares by bank wire or Fidelity Money Line, you will need to sign up for these services in advance.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(BULLET) You wish to redeem more than $100,000 worth of shares, (BULLET) Your account registration has changed within the last 30 days,
(BULLET) The check is being mailed to a different address than the one on your account (record address),
(BULLET) The check is being made payable to someone other than the account owner, or
(BULLET) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker
(including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
Selling Shares in Writing
Write a "letter of instruction" with:
(BULLET) Your name,
(BULLET) The fund's name,
(BULLET) Your fund account number,
(BULLET) The dollar amount or number of shares to be redeemed, and (BULLET) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
Fees and Key Information
If you sell shares of a stock fund after holding them 29 days or less, the fund will deduct a trading fee equal to 0.75% of the value of those shares. If you sell shares of a stock fund after holding them 30 days or more, the fund will deduct a trading fee equal to the lesser of $7.50 or 0.75% of the amount redeemed. In addition, you may pay a $7.50 fee for each exchange out of a stock fund.

(PHONE GRAPHIC) Phone 1-800-544-7777
All account types except retirement
(BULLET) Maximum check request: $100,000.
(BULLET) For Money Line transfers to your bank account; minimum: $10;
maximum: Up to $100,000.
All account types
(BULLET) You may exchange to other Fidelity funds if both accounts are registered with the same name(s), address, and taxpayer ID number.

(MAIL GRAPHIC)(IN PERSON GRAPHIC)Mail or in Person
Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA
(BULLET) The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Retirement account
(BULLET) The account owner should complete a retirement distribution form. Call 1-800-544-6666 to request one.
Trust
(BULLET) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.
Business or Organization
(BULLET) At least one person authorized by corporate resolution to act on the account must sign the letter.
(BULLET) Include a corporate resolution with corporate seal or a signature guarantee.
Executor, Administrator, Conservator, Guardian
(BULLET) Call 1-800-544-6666 for instructions.

(WIRE GRAPHIC)Wire
All account types except retirement
(BULLET) You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-544-6666. Minimum wire: $5,000.
(BULLET) Your wire redemption request must be received and in proper form by Fidelity before 4 p.m. Eastern time for money to be wired on the next business day.

 (TDD GRAPHIC)TDD - Service for the Deaf and Hearing-Impaired:
1-800-544-0118
Investor Services
Fidelity provides a variety of services to help you manage your account.
Information Services
Fidelity's telephone representatives are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
(CHECKMARK)24-Hour Service
Account Assistance
1-800-544-6666
Account Transactions
1-800-544-7777
Product Information
1-800-544-8888
Retirement Account Assistance
1-800-544-4774
TouchTone XpressSM
1-800-544-5555
 (AUTOMATED SERVICE GRAPHIC)Automated service


Statements and reports that Fidelity sends to you include the following:
(BULLET) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(BULLET) Account statements (quarterly)
(BULLET) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports, prospectuses, or historical account information.
Transaction Services
Exchange privilege. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. The shares you exchange will carry credit for any sales charge you previously paid in connection with their purchase. You may pay a $7.50 fee for each exchange out of the stock funds, unless you place your transaction through Fidelity's automated exchange services. This fee would apply in addition to the trading fee which you pay every time you sell your stock fund shares.
For exchanges made by mail or phone orders are executed:
(BULLET) Between Select funds or from a Fidelity money market fund generally at the next hourly price calculated after your order is received in proper form.
(BULLET) From another Fidelity stock or bond fund, generally at the
4:00 p.m. price calculated after your order is received in proper form.
Note that exchanges between Select funds are unlimited, but exchanges out of the Select funds to other Fidelity funds are limited to four per calendar year. Exchanges may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page P-58.
Systematic withdrawal plans let you set up periodic redemptions from your account. Because of the funds' sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying shares on a regular basis.
Fidelity Money Line(REGISTERED TRADEMARK) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
Regular Investment Plans
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically.
While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-544-6666 for more information.
Regular Investment Plans
Fidelity Automatic Account BuilderSM
To move money from your bank account to a Fidelity fund
Minimum
$100
Frequency
Monthly or quarterly
Setting up or changing
(BULLET) For a new account, complete the appropriate section on the fund application.
(BULLET) For existing accounts, call 1-800-544-6666 for an
application.
(BULLET) To change the amount or frequency of your investment, call
1-800-544-6666 at least three business days prior to your next scheduled investment date.
Direct Deposit
To send all or a portion of your paycheck or government check to a
Fidelity fund
Minimum
$100
Frequency
Every pay period
Setting up or changing
(BULLET) Not available for Select stock funds or retirement accounts.
(BULLET) Check the appropriate box on the fund application, or call
1-800-544-6666 for an authorization form.
(BULLET) Changes require a new authorization form.
Fidelity Automatic Exchange Service
To move money from a Fidelity money market fund to another Fidelity fund
Minimum
$100
Frequency
Monthly, bimonthly, quarterly, or annually
Setting up or changing
(BULLET) Check the appropriate box on the fund application, or call
1-800-544-6666 for
an authorization form.
(BULLET) To change the amount or frequency of your investment, call
1-800-544-6666.

SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each stock fund distributes substantially all of its net income and
capital gains to shareholders each year. Normally,    dividends
and     capital gains are distributed in April and December. Income dividends for the money market fund are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. The stock funds offer four options, and the money market fund offers three options.
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
       2. INCOME-EARNED OPTION.    (stock funds only) Your capital
gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in another identically registered Fidelity fund.
SHARES PURCHASED THROUGH REINVESTMENT of dividend and capital gain distributions are not subject to a sales charge. Likewise, if you direct distributions to a fund with a sales charge, you will not pay a sales charge on those purchases.
For the stock funds, distributions will be reinvested, or deducted from the share price, at 10:00 a.m. on the ex-dividend date.
Shareholders of record at 4:00 p.m. on the business day before the ex-dividend will be entitled to receive the distribution. For the money market fund, dividends will be reinvested at 4:00 p.m. on the last day of the month. Cash distribution checks will be mailed within seven days.
When a fund deducts a distribution from its NAV, the reinvestment price is the fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-advantaged retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them.
However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital
gains are distributed as dividends and     taxed as ordinary income;
capital gain distributions are taxed as long-term capital gains. Every
January, Fidelity will send you and the IRS a statement showing the
   tax characterization of     distributions paid to you in the
previous year.
TAXES ON TRANSACTIONS. Your stock fund redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax.
A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a
fund and its    investments    , and these taxes generally will reduce
a fund's distributions. However,    if you meet certain holding period
requirements with respect to your fund shares,     an offsetting tax
credit may be available to you   . If you do not meet such holding
period requirements, you may still be entitled to a deduction for
certain foreign taxes. In either case,     your tax statement will
show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open.    FSC     normally calculates each fund's NAV and
offering price hourly, from 10:00 a.m. to 4:00 p.m. Eastern time each business day of the NYSE.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
   Each stock fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S.
dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
The money market fund's assets are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the money market fund to maintain a stable
$1.00 share price.
THE OFFERING PRICE    of each fund is its NAV divided by the
difference between one and the applicable sales charge percentage. The
maximum sales charge is     3.00%    of the offering price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE    OR
ELECTRONICALLY    . Fidelity will not be    responsible     for any
losses resulting from unauthorized transactions if it    follows
reasonable security     procedures designed to verify the identity of
the    investor    . Fidelity will request personalized security codes
or other information, and may also record calls.    For transactions
conducted through the Internet, Fidelity recommends the use of an
Internet browser with 128-bit encryption    . You should verify the
accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
       EACH FUND RESERVES THE RIGHT TO suspend the offering of
shares    for a period of time.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your    shares will be
purchased     at the next offering price or NAV, as applicable,
calculated after your    investment     is received in    proper
form.     Note the following:
(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
(small solid bullet) If you do not specify a particular stock fund, your investment will be made in the money market fund until FSC
receives instructions    in proper form f    rom you.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
   FBSI     ESTABLISHED A program permitting customers with Fidelity
brokerage accounts to sell short shares of certain Select stock funds.
FMR reserves the right to suspend the short selling program at any time in the future.
CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    ,    minus the applicable trading fee for the stock funds.
Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet)    Shares     will earn dividends through the
date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity
Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
       A TRADING FEE    of $7.50 or 0.75%, depending on how long you
held your shares, will be deducted from the redemption amount when you sell your stock fund shares. For stock fund shares held 29 days or less, the trading fee is equal to 0.75% of the redemption amount. For stock fund shares held 30 days or more, the trading fee is equal to the lesser of $7.50 or 0.75% of the redemption amount. The trading fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by shareholder trading.
   The trading fee will be charged on exchanges out of a stock fund, in addition to the exchange fee which you pay for each exchange out of a stock fund unless you place your transaction through Fidelity's automated exchange services. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining the fund's trading fee. The trading fee does not apply to shares that were acquired through reinvestment of distributions.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of
$12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of
$24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after
September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed
$30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform
Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000, you will be given 30 days'
notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus
   the     applicable    trading     fee for the stock funds, on the
day your account is closed.
THE SELECT CASH RESERVES ACCOUNT no longer accepts new investments. If you have an investment in this account, you may leave it there, redeem your investment, or exchange your shares for shares of a Select fund or another Fidelity fund. The 1% deferred sales charge will apply to shares in the Select Cash Reserves Account redeemed or exchanged to another Fidelity fund, since these shares were available for purchase only when the 1% deferred sales charge was still in effect. If you redeem by check from Select Cash Reserves, and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to extra charges.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC collects the proceeds from each fund's 3% sales charge and may pay a portion of them to securities dealers who have sold the fund's shares, or to others, including banks and other financial institutions
(qualified recipients), under special arrangements in connection with
FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of the fund's offering price.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2.00% on your shares and you exchange them into a fund with a 3.00% sales charge, you would pay an additional 1.00%
sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Although there is no limit on the number of exchanges you may make between the Select funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Select funds to other Fidelity funds per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1.00% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership or control will be aggregated.
(small solid bullet) The    exchange limit     may be modified for
accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) For cash management purposes, up to three business days may pass before exchange proceeds are paid from one
Select fund to another, or to another Fidelity equity fund. Exchange proceeds are recorded in your shareholder account when the transaction occurs. Therefore, when you exchange from a stock fund to the money market fund, you will earn money market dividends immediately. When you exchange from the money market fund to a stock fund, you will not earn money market dividends during the three business-day period. This policy could increase the volatility of the money market fund's yield.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
   administrative     fees of up to 1.00%    and trading     fees of
up to 1.50% of    the amount exchanged    . Check each fund's
prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
REDUCTIONS. Each stock fund's sales charge may be reduced if you invest directly with Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown
below.    Purchases     made with assistance or intervention from a
financial intermediary are not    eligible for sales charge
reductions.     Call Fidelity to see if your purchase qualifies.


                     SALES CHARGE

RANGES               AS A % OF OFFERING PRICE   AS AN APPROXIMATE % OF NET AMOUNT INVESTED

$0 - 249,999         3.00%                      3.09%

$250,000 - 499,999   2.00%                      2.04%

$500,000 - 999,999   1.00%                      1.01%

$1,000,000 OR MORE   NONE                       NONE


The sales charge for the stock funds and the money market fund will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds or by the
percentage     of any sales charge you would have paid if the
reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below,
and only if you continuously owned Fidelity fund shares,    maintained
    a Fidelity brokerage core account, or participated in The CORPORATEplan for Retirement Program.
1. By exchange from another Fidelity fund.
2. With proceeds of a transaction within a Fidelity brokerage core account, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.
3. As a participant in The CORPORATEplan for Retirement Program when shares are purchased through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.
WAIVERS. A fund's sales charge will not apply:
1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.
2. To shares in a Fidelity account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account).
3. If you are a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.
4. If you purchase shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code).
5. If you are an investor participating in the Fidelity Trust
Portfolios program.
6. To shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager.
7. To shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services.
8. If you are a current or former trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee.
9. If you are a bank trust officer, registered representative, or other employee of a qualified recipient, as defined on page 44.
These waivers must be qualified through FDC in advance. More detailed information about waivers (1), (2), and (5) is contained in the Statement of Additional Information. A representative of your plan or organization should call Fidelity for more information.
APPENDIX A


AIR TRANSPORTATION






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

AIR TRANSPORTATION            %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: 1.25
(LARGE SOLID BOX) AIR TRANSPORTATION
AMERICAN GOLD






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

AMERICAN GOLD                 %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) AMERICAN GOLD
AUTOMOTIVE






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

AUTOMOTIVE                    %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) AUTOMOTIVE
BIOTECHNOLOGY






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

BIOTECHNOLOGY                 %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) BIOTECHNOLOGY
BROKERAGE AND INVESTMENT MANAGEMENT






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

BROKERAGE AND INVESTMENT      %      %      %      %      %      %      %      %      %      %
MANAGEMENT

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) BROKERAGE AND INVESTMENT
MANAGEMENT
CHEMICALS






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

CHEMICALS                     %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) CHEMICALS
COMPUTERS






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

COMPUTERS                     %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) COMPUTERS
CONSTRUCTION AND HOUSING






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

CONSTRUCTION AND HOUSING      %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) CONSTRUCTION AND HOUSING
CONSUMER INDUSTRIES






CALENDAR YEAR TOTAL RETURNS                     1991   1992   1993   1994   1995   1996   1997

CONSUMER INDUSTRIES                             %      %      %      %      %      %      %

S&P 500                                         %      %      %      %      %      %      %

CONSUMER PRICE INDEX                            %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) CONSUMER INDUSTRIES
DEFENSE AND AEROSPACE






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

DEFENSE AND AEROSPACE         %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) DEFENSE AND AEROSPACE
DEVELOPING COMMUNICATIONS






CALENDAR YEAR TOTAL RETURNS                     1991   1992   1993   1994   1995   1996   1997

DEVELOPING COMMUNICATIONS                       %      %      %      %      %      %      %

S&P 500                                         %      %      %      %      %      %      %

CONSUMER PRICE INDEX                            %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) DEVELOPING COMMUNICATIONS
ELECTRONICS






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

ELECTRONICS                   %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) ELECTRONICS
ENERGY






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

ENERGY                        %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) ENERGY
ENERGY SERVICE






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

ENERGY SERVICE                %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) ENERGY SERVICE

ENVIRONMENTAL SERVICES






CALENDAR YEAR TOTAL RETURNS                     1991   1992   1993   1994   1995   1996   1997

ENVIRONMENTAL SERVICES                          %      %      %      %      %      %      %

S&P 500                                         %      %      %      %      %      %      %

CONSUMER PRICE INDEX                            %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) ENVIRONMENTAL SERVICES
FINANCIAL SERVICES






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

FINANCIAL SERVICES            %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) FINANCIAL SERVICES
FOOD AND AGRICULTURE






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

FOOD AND AGRICULTURE          %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) FOOD AND AGRICULTURE
HEALTH CARE






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

HEALTH CARE                   %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) HEALTH CARE
HOME FINANCE






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

HOME FINANCE                  %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) HOME FINANCE
INDUSTRIAL EQUIPMENT






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

INDUSTRIAL EQUIPMENT          %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) INDUSTRIAL EQUIPMENT
INDUSTRIAL MATERIALS






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

INDUSTRIAL MATERIALS          %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) INDUSTRIAL MATERIALS
INSURANCE






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

INSURANCE                     %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) INSURANCE
LEISURE






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

LEISURE                       %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) LEISURE
MEDICAL DELIVERY






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

MEDICAL DELIVERY              %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) MEDICAL DELIVERY
MULTIMEDIA






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

MULTIMEDIA                    %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) MULTIMEDIA
NATURAL GAS






CALENDAR YEAR TOTAL RETURNS                                       1994   1995   1996   1997

NATURAL GAS                                                       %      %      %      %

S&P 500                                                           %      %      %      %

CONSUMER PRICE INDEX                                              %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) NATURAL GAS
PAPER AND FOREST PRODUCTS






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

PAPER AND FOREST PRODUCTS     %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) PAPER AND FOREST PRODUCTS
PRECIOUS METALS AND MINERALS






CALENDAR YEAR TOTAL RETURNS    1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

PRECIOUS METALS AND MINERALS   %      %      %      %      %      %      %      %      %      %

S&P 500                        %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX           %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) PRECIOUS METALS AND MINERALS
REGIONAL BANKS






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

REGIONAL BANKS                %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) REGIONAL BANKS
RETAILING






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

RETAILING                     %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) RETAILING
SOFTWARE AND COMPUTER SERVICES






CALENDAR YEAR TOTAL RETURNS      1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

SOFTWARE AND COMPUTER SERVICES   %      %      %      %      %      %      %      %      %      %

S&P 500                          %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX             %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) SOFTWARE AND COMPUTER
SERVICES
TECHNOLOGY






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

TECHNOLOGY                    %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) TECHNOLOGY
TELECOMMUNICATIONS






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

TELECOMMUNICATIONS            %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) TELECOMMUNICATIONS
TRANSPORTATION






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

TRANSPORTATION                %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
ROW: 11, COL: 1, VALUE: NIL
(LARGE SOLID BOX) TRANSPORTATION
UTILITIES GROWTH






CALENDAR YEAR TOTAL RETURNS   1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

UTILITIES GROWTH              %      %      %      %      %      %      %      %      %      %

S&P 500                       %      %      %      %      %      %      %      %      %      %

CONSUMER PRICE INDEX          %      %      %      %      %      %      %      %      %      %



Percentage (%)
Row: 1, Col: 1, Value: nil
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Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
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Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
Row: 11, Col: 1, Value: nil
(LARGE SOLID BOX) UTILITIES GROWTH
From Filler pages

FIDELITY SELECT PORTFOLIOS(registered trademark)
STATEMENT OF ADDITIONAL INFORMATION
   APRIL 28, 1998
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus
(dated April 28, 1998). Please retain this document for future
reference. The funds' Annual report is a    separate     document
supplied with the SAI. To obtain a free additional copy of the
Prospectus or an Annual Report, please call Fidelity at
1-800-544-8888.
TABLE OF CONTENTS                                          PAGE



INVESTMENT POLICIES AND LIMITATIONS

PORTFOLIO TRANSACTIONS

VALUATION

PERFORMANCE

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES

FMR

TRUSTEES AND OFFICERS

MANAGEMENT CONTRACTS

CONTRACTS WITH FMR AFFILIATES

DESCRIPTION OF THE TRUST

FINANCIAL STATEMENTS

APPENDIX

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)   (stock
funds)
Fidelity Management & Research (Far East) Inc. (FMR Far East)   (stock
funds)
   Fidelity Investments Money Management, Inc. (FIMM) (money market fund)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Service Company, Inc. (FSC)
       SEL   -ptb-    0498
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF EACH STOCK FUND (EXCEPT    BUSINESS SERVICES
AND OUTSOURCING PORTFOLIO,     CYCLICAL INDUSTRIES PORTFOLIO, AND
NATURAL RESOURCES PORTFOLIO)
THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. A FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days ( not including Sundays and holidays) to the extent necessary to comply with the 33% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the assets of the fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to Precious Metals and Minerals Portfolio or to American Gold Portfolio (see below); or
(7) lend any security or make any other loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
ADDITIONAL FUNDAMENTAL INVESTMENT LIMITATIONS OF CERTAIN OF THE STOCK
FUNDS.
AMERICAN GOLD PORTFOLIO AND PRECIOUS METALS AND MINERALS PORTFOLIO MAY
NOT:
(1) purchase any precious metal if, as a result, more than 50% of its total assets would be invested in precious metals; or
(2) purchase or sell physical commodities, provided that the fund may purchase and sell precious metals, and further provided that the fund may sell physical commodities acquired as a result of ownership of securities. The fund may not purchase or sell options, options on futures contracts, or futures contracts on physical commodities other than precious metals.
FINANCIAL SERVICES PORTFOLIO, REGIONAL BANKS PORTFOLIO, AND HOME FINANCE PORTFOLIO MAY NOT:
(1) with respect to 75% of total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer;
(2) purchase the securities of any issuer (except securities issued or guaranteed by the United States government or its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of that issuer would be owned by the fund.
THE FOLLOWING ARE EACH STOCK FUND'S (EXCEPT    BUSINESS SERVICES AND
OUTSOURCING PORTFOLIO,     CYCLICAL INDUSTRIES PORTFOLIO, AND NATURAL
RESOURCES PORTFOLIO) NON-FUNDAMENTAL LIMITATIONS   ,     WHICH MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) For each fund, in order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2) for all stock funds). Each fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (vii) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 5% of a fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the funds.
For purposes of limitation (i), Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (vi), if through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
   For the fund's limitations futures and options transactions, see the section entitled "Limitations Futures and options Transactions" on page 19.
INVESTMENT LIMITATIONS OF    BUSINESS SERVICES AND OUTSOURCING
PORTFOLIO,     CYCLICAL INDUSTRIES PORTFOLIO, AND NATURAL RESOURCES
PORTFOLIO
THE FOLLOWING ARE    THE FUNDS'     FUNDAMENTAL INVESTMENT LIMITATIONS
SET FORTH IN THEIR ENTIRETY.    A     FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to Natural Resources Portfolio (see below); or
(7) lend any security or make any other loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
NATURAL RESOURCES PORTFOLIO MAY NOT:
(1) purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
THE FOLLOWING ARE    BUSINESS SERVICES AND OUTSOURCING
PORTFOLIO'S    , CYCLICAL INDUSTRIES PORTFOLIO'S   ,     AND NATURAL
RESOURCES PORTFOLIO'S NON-FUNDAMENTAL LIMITATIONS WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i)    For each fund, i    n order to qualify as a "regulated
investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of a fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of a fund's taxable year.
   With respect to the limitation (vi), if through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 19.
   INVESTMENT LIMITATIONS OF     SELECT MONEY MARKET PORTFOLIO (MONEY
MARKET FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(9) invest in companies for the purpose of exercising control or management.
(10) In addition the fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
THE FOLLOWING ARE THE FUND'S NON-FUNDAMENTAL LIMITATIONS WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three
business days. (This limit does not apply to    investments of up to
25% of total assets     in securities of other open-end investment
companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC).
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase physical commodities or purchase or sell futures contracts based on physical commodities.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the money market fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page 22.
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO AND FINANCIAL SERVICES
PORTFOLIO   .     Rule 12d3-1 under the 1940 Act allows investment
portfolios such as these funds to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the funds may purchase. Each fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:
a. the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer;
b. for an equity security, the purchase cannot result in the fund owning more than 5% of the issuer's outstanding securities in that class;
c. for a debt security, the purchase cannot result in the
fund   's     owning more than 10% of the outstanding principal amount
of the issuer's debt securities.
In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. A fund will not be required to divest its holdings of a particular issuer when circumstances
subsequent to the purchase cause one of the above conditions    not
    to be met. Each fund is not permitted to acquire any security issued by FMR, FDC, or any affiliated company of these companies that is a securities-related business. The purchase of a general partnership interest in a securities-related business is prohibited.
   MULTIMEDIA PORTFOLIO.     The Federal Communications Commission
(FCC) has certain rules which limit ownership of corporate broadcast licensees in an effort to assure that no one person or entity (including mutual funds) exercises an unacceptable degree of influence or control over broadcast facilities. Current FCC rules prohibit the fund, together with all other funds advised by FMR, from holding in the aggregate 10% of the voting stock of more than 20 AM, 20 FM, or 12 TV broadcast stations. If the officer or director of a broadcast licensee is a representative of the fund, that licensee must also be taken into account in determining whether the limitation on the number of stations has been exceeded. FCC rules also limit investment in multiple stations serving the same area.
The attribution rules are not applicable to noncommercial educational FM and TV stations, or to TV stations that are primarily "satellite" operations. In addition, the rules do not restrict the ownership of a broadcast licensee if any other person holds more than 50% of the outstanding voting stock of the licensee. These limitations apply to the aggregate assets of Multimedia Portfolio and of all funds managed by FMR.
   AMERICAN GOLD PORTFOLIO AND PRECIOUS METALS AND MINERALS PORTFOLIO.
    American Gold Portfolio and Precious Metals and Minerals Portfolio
each ha   s     the authority to invest a portion of    its     assets
in precious metals, such as gold, platinum, palladium, and silver. No more than 50% of either fund's total assets may be invested in precious metals, including gold bullion or coins.
FMR does not currently intend that either fund will hold gold coins, but the Trustees reserve the right of the funds to do so in the future. Transactions in gold coins will be entered into only with prior approval by the Trustees, prior notice to current shareholders, and provided that disclosure regarding the nature of such investments is set forth in a subsequent prospectus that is part of the registration statement declared effective by the Securities and Exchange Commission (SEC). In addition, the ability of the funds to hold gold coins may be restricted by the securities laws and/or regulations of states where the funds' shares are qualified for sale. The funds may also consider investments in securities indexed to the price of gold or other precious metals as an alternative to direct investments in precious metals.
Precious Metals and Minerals Portfolio's gold-related investments will often contain securities of companies located in the Republic of South Africa, which is a principal producer of gold. Unsettled political and social conditions in South Africa and its neighboring countries, may from time to time pose certain risks to Precious Metals and Minerals Portfolio's investments in South African issuers. These events could also have an impact on American Gold Portfolio through their influence on the price of gold and related mining securities worldwide.
FUND DESCRIPTIONS
THE STOCK FUNDS INVEST PRIMARILY WITHIN THE INVESTMENT AREAS DESCRIBED
BELOW.
AIR TRANSPORTATION PORTFOLIO: COMPANIES ENGAGED IN THE REGIONAL, NATIONAL AND INTERNATIONAL MOVEMENT OF PASSENGERS, MAIL, AND FREIGHT VIA AIRCRAFT. These companies include the major airlines, commuter airlines, air cargo and express delivery operators, air freight forwarders, aviation service firms, and manufacturers of aeronautical equipment.
Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry. In addition to regulations and competition, the air transport industry is also very sensitive to fuel price levels and the state of foreign and domestic economies.
AMERICAN GOLD PORTFOLIO: COMPANIES ENGAGED IN EXPLORATION, MINING, PROCESSING, OR DEALING IN GOLD, OR, TO A LESSER DEGREE, IN SILVER, PLATINUM, DIAMONDS, OR OTHER PRECIOUS METALS AND MINERALS. FMR also may invest in companies that manufacture and distribute precious metals and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities. Normally at least 80% of the fund's assets will be invested in securities of North, Central and South American companies engaged in gold-related activities, and in gold bullion or coins.
The prices of gold and other precious metal mining securities have been subject to substantial fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social upheaval and related economic difficulties there may, from time to time, influence the price of gold and the share values of precious metals mining companies located elsewhere. Investors should understand the special considerations and risks related to such an investment emphasis, and, accordingly, the potential effect on the fund's value. In addition to its investments in securities, the fund may invest a portion of its assets in gold or other precious metals in the form of bullion, coins, or securities indexed to the price of precious metals. The price of gold and other precious metals is affected by broad economic and political conditions, but is less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. The fund may incur higher custody and transaction costs for precious metals than for securities. The fund is authorized to invest up to 50% of its total assets in precious metals bullion or coins. As a further limit on precious metals investments, in order to qualify as a registered investment company, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell bullion or securities when it would not otherwise do so. The fund also may purchase securities whose redemption value is indexed to the price of gold or other precious metals, which are discussed in this SAI. Because the value of these securities is directly linked to the price of precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. FMR currently intends to treat such securities as investments in precious metals for the purposes of the 50% limitation above and the 80% policy in the first paragraph of this section.
AUTOMOTIVE PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, MARKETING OR SALE OF AUTOMOBILES, TRUCKS, SPECIALTY VEHICLES, PARTS, TIRES, AND RELATED SERVICES. These companies may include, for example, companies involved with the manufacture and distribution of vehicles, vehicle parts and tires (either original equipment or for the aftermarket) and companies involved in the retail sale of vehicles, parts or tires. In addition, the fund may invest in companies that provide automotive-related services to manufacturers, distributors or consumers.
The automotive industry is highly cyclical and companies involved in this business may suffer periodic operating losses. While most of the major manufacturers are large, financially strong companies, many others are small and may be non-diversified in both product line and customer base.
BIOTECHNOLOGY PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, AND MANUFACTURE OF VARIOUS BIOTECHNOLOGICAL PRODUCTS, SERVICES AND PROCESSES. These include companies involved with new or experimental technologies such as genetic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.
The description of the biotechnology sector will be interpreted broadly by FMR, and may include applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery).
Many of these companies may have losses and may not offer products until the end of the decade. These companies may have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the U.S. Food and Drug Administration, the Environmental Protection Agency (EPA), state and local governments, and foreign regulatory authorities. Many of these companies are relatively small and their stock is thinly traded.
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO: COMPANIES ENGAGED IN STOCK BROKERAGE, COMMODITY BROKERAGE, INVESTMENT BANKING, TAX-ADVANTAGED INVESTMENT OR INVESTMENT SALES, INVESTMENT MANAGEMENT, OR RELATED INVESTMENT ADVISORY SERVICES. The fund may invest in diversified companies with operations in the aforementioned areas, in addition to firms principally engaged in brokerage activities or investment management. The fund will not invest in securities of FMR or its affiliated companies.
Changes in regulations, the brokerage commission structure, and the competitive environment, combined with the operating leverage inherent in companies in these industries, can produce erratic revenues and earnings over time. The performance of companies in this industry can be closely tied to the stock market and can suffer during market declines. Revenues often depend on overall market activity. SEC regulations provide that the fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities will be considered to be "principally engaged" in this fund's specific business activity.
   BUSINESS SERVICES AND OUTSOURCING PORTFOLIO: COMPANIES THAT PROVIDE BUSINESS-RELATED SERVICES TO COMPANIES AND OTHER ORGANIZATIONS. Business-related services may include for example, data processing, consulting, outsourcing, temporary employment, market research or database services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying. Typically, these services are provided on a contract or fee basis.
   The success of companies that provide business-related services is, in part, subject to continued demand for such services as companies and other organizations seek alternative, cost effective means to meet their economic goals. Competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, also may have a significant impact on the financial condition of companies in the business services and outsourcing industry.
CHEMICALS PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE OR MARKETING OF PRODUCTS OR SERVICES RELATED TO THE CHEMICAL PROCESS INDUSTRIES. Such products may include synthetic and natural materials, such as basic and intermediate organic and inorganic chemicals, plastics, synthetic fibers, fertilizers, industrial gases, flavorings, fragrances, biological materials, catalysts, carriers, additives, and process aids. The fund may also invest in companies providing design, engineering, construction, and consulting services to companies engaged in chemical processing. Companies in the chemical processing field are subject to regulation by various federal and state authorities, including the EPA and its state agency counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product, to pay fines or to pay for cleaning up a disposal site, or to agree to restrictions on their operations. In addition, some of the materials and processes used by these companies involve hazardous components. There are risks associated with their production, handling and disposal. These risks are in addition to the more common risks of intense competition and product obsolescence.
COMPUTERS PORTFOLIO: COMPANIES ENGAGED IN RESEARCH, DESIGN, DEVELOPMENT, MANUFACTURE OR DISTRIBUTION OF PRODUCTS, PROCESSES OR SERVICES THAT RELATE TO CURRENTLY AVAILABLE OR EXPERIMENTAL HARDWARE TECHNOLOGY WITHIN THE COMPUTER INDUSTRY. The fund may invest in companies that provide the following products or services: mainframes, minicomputers, microcomputers, peripherals, data or information processing, office or factory automation, robotics, artificial intelligence, computer aided design, medical technology, engineering and manufacturing, data communications and software.
Competitive pressures may have a significant effect on the financial conditions of companies in the computer industry. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Fluctuating domestic and international demand also affect profitability.
CONSTRUCTION AND HOUSING PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN AND CONSTRUCTION OF RESIDENTIAL, COMMERCIAL, INDUSTRIAL AND PUBLIC WORKS FACILITIES, AS WELL AS COMPANIES ENGAGED IN THE MANUFACTURE, SUPPLY, DISTRIBUTION OR SALE OF PRODUCTS OR SERVICES TO THESE CONSTRUCTION INDUSTRIES. Examples of companies engaged in these activities include companies that provide engineering and contracting services, companies that supply home furnishings, and companies that produce basic building materials such as cement, aggregates, gypsum, timber, and wall and floor coverings.
The fund also may invest in the securities of companies involved in real estate development and construction financing such as homebuilders, architectural and design firms, and property managers. Additionally, the fund may invest in companies involved in the home improvement and maintenance industry, including building material retailers and distributors, household service firms, and those companies that supply such companies.
The companies in which the fund may invest are subject to, among other factors, changes in government spending on public works and transportation facilities such as highways and airports, as well as changes in interest rates and levels of economic activity, government-sponsored housing subsidy programs, rate of housing turnover, taxation, demographic patterns, consumer spending, consumer confidence, and new and existing home sales.
CONSUMER INDUSTRIES PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE AND DISTRIBUTION OF GOODS TO CONSUMERS BOTH DOMESTICALLY AND INTERNATIONALLY. The fund may invest in companies that manufacture or sell durable products such as homes, cars, boats, furniture, major appliances, and personal computers.
The fund also may invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies,
music, gaming, sports   )    . In addition, the fund may invest in
consumer products and services such as lodging, child care, convenience stores, and car rentals.
The success of durable goods manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, and consumer confidence. These segments are very competitive; success depends heavily on household disposable income and consumer spending. Consumer product and retailing concepts tend to rise and fall with changes in demographics and consumer tastes.
CYCLICAL INDUSTRIES PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE, DISTRIBUTION, SUPPLY, OR SALE OF MATERIALS, EQUIPMENT, PRODUCTS OR SERVICES RELATED TO CYCLICAL INDUSTRIES. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
DEFENSE AND AEROSPACE PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, MANUFACTURE OR SALE OF PRODUCTS OR SERVICES RELATED TO THE DEFENSE OR AEROSPACE INDUSTRIES. The fund may invest in companies that provide the following products or services: air transport; defense electronics; aircraft or spacecraft production; missile design; data processing or computer-related services; communications systems; research; development and manufacture of military weapons and transportation; general aviation equipment, missiles, space launch vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles.
Companies involved in the defense and aerospace industries rely to a large extent on U.S. (and other) government demand for their products and services. The financial condition of such companies and investor interest in the stocks of these companies are heavily influenced by federal defense and aerospace spending policies. For example, defense spending is currently under pressure from efforts to control the U.S. budget deficit.
DEVELOPING COMMUNICATIONS PORTFOLIO: COMPANIES ENGAGED IN THE DEVELOPMENT, MANUFACTURE OR SALE OF EMERGING COMMUNICATIONS SERVICES OR EQUIPMENT. The fund may invest in companies developing or offering services or products based on communications technologies such as cellular, paging, personal communications networks, special mobile radio, facsimile, fiber optic transmission, voice mail, video conferencing, microwave, satellite, local and wide area networking, and other transmission electronics. For purposes of characterizing the fund's investments, communications services or equipment may be deemed to be "emerging" if they derive from new technologies or new applications of existing technologies. The fund will focus on companies whose business is based on these emerging technologies, with less emphasis on traditional telephone utilities and large long distance carriers. The fund will attempt to exploit growth opportunities presented by new technologies and applications in the communications field. Many of these opportunities may be in the development stage and, as such, can pose large risks as well as potential rewards. Such risks might include failure to obtain (or delays in obtaining) adequate financing or necessary regulatory approvals, intense competition, product incompatibility, consumer preferences and rapid obsolescence. Securities of small companies that base their business on emerging technologies may be volatile due to limited product lines, markets, or financial resources.
ELECTRONICS PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, OR SALE OF ELECTRONIC COMPONENTS (SEMICONDUCTORS, CONNECTORS, PRINTED CIRCUIT BOARDS AND OTHER COMPONENTS); EQUIPMENT VENDORS TO ELECTRONIC COMPONENT MANUFACTURERS; ELECTRONIC COMPONENT DISTRIBUTORS; AND ELECTRONIC INSTRUMENTS AND ELECTRONIC SYSTEMS VENDORS. In addition, the fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing [CAD/CAM], computer-aided engineering, and robotics), lasers and electro-optics, and other new electronic technologies. Many of the products offered by companies engaged in the design, production or distribution of electronic products are subject to risks of rapid
obsolescence    and intense competition    .
ENERGY PORTFOLIO: COMPANIES IN THE ENERGY FIELD, INCLUDING THE CONVENTIONAL AREAS OF OIL, GAS, ELECTRICITY AND COAL, AND NEWER SOURCES OF ENERGY SUCH AS NUCLEAR, GEOTHERMAL, OIL SHALE AND SOLAR POWER. The business activities of companies in which the fund may invest include: production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field will also be considered for this fund.
The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments.
ENERGY SERVICE PORTFOLIO: COMPANIES IN THE ENERGY SERVICE FIELD, INCLUDING THOSE THAT PROVIDE SERVICES AND EQUIPMENT TO THE CONVENTIONAL AREAS OF OIL, GAS, ELECTRICITY AND COAL, AND NEWER SOURCES OF ENERGY SUCH AS NUCLEAR, GEOTHERMAL, OIL SHALE AND SOLAR POWER. The fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The fund may also invest in companies with a variety of products or services including pipeline construction, oil tool rental, underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy-related capital equipment, mining related equipment or services, and high technology companies serving the above industries.
Energy service firms are affected by supply, demand and other normal competitive factors for their specific products or services. They are also affected by other unpredictable factors such as supply and demand for oil and gas, prices of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions.
ENVIRONMENTAL SERVICES PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE OR DISTRIBUTION OF PRODUCTS, PROCESSES OR SERVICES RELATED TO WASTE MANAGEMENT OR POLLUTION CONTROL. Such products, processes or services may include the transportation, treatment and disposal of both hazardous and solid wastes, including waste-to-energy and recycling; remedial project efforts, including groundwater and underground storage tank decontamination, asbestos cleanup and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems including, among others, contaminated water, air pollution, and acid rain. The fund may also invest in companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.
The environmental services field has generally been positively influenced by legislation resulting in stricter government regulations and enforcement policies for both commercial and governmental generators of waste materials, as well as specific expenditures designated for remedial cleanup efforts. Companies in the environmental services field are also affected by regulation by various federal and state authorities, including the federal EPA and its state agency counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, since the materials handled and processes involved include hazardous components, there is significant liability risk. There are also risks of intense competition within the environmental services field.
FINANCIAL SERVICES PORTFOLIO: COMPANIES PROVIDING FINANCIAL SERVICES TO CONSUMERS AND INDUSTRY. Companies in the financial services sector include: commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.
The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.
Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.
   Securities and Exchange Commission (SEC) regulations provide that the fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities are considered to be "principally engaged" in the business activities of the financial services sector.
FOOD AND AGRICULTURE PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, SALE OR DISTRIBUTION OF FOOD AND BEVERAGE PRODUCTS, AGRICULTURAL PRODUCTS, AND PRODUCTS RELATED TO THE DEVELOPMENT OF NEW FOOD TECHNOLOGIES. The goods and services provided or manufactured by companies in which the fund may invest include: packaged food products such as cereals, pet foods and frozen foods; meat and poultry processing; the production of hybrid seeds; the wholesale and retail distribution and warehousing of food and food-related products, including restaurants; and the manufacture and distribution of health food and dietary products, fertilizer and agricultural machinery, wood products, tobacco, and tobacco leaf. In addition, the fund may invest in food technology companies engaged in and pioneering the development of new technologies to provide improved hybrid seeds, new and safer food storage, and new enzyme technologies.
The success of food and food-related products is closely tied to supply and demand, which may be strongly affected by demographic and product trends, stimulated by food fads, marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous federal and municipal government agencies.
HEALTH CARE PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, OR SALE OF PRODUCTS OR SERVICES USED FOR OR IN CONNECTION WITH HEALTH CARE OR MEDICINE. Companies in the health care sector include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.
HOME FINANCE PORTFOLIO: COMPANIES ENGAGED IN INVESTING IN REAL ESTATE, USUALLY THROUGH MORTGAGES AND OTHER CONSUMER-RELATED LOANS. These companies may also offer discount brokerage services, insurance products, leasing services, and joint venture financing. The fund may invest in mortgage banking companies, government-sponsored enterprises, real estate investment trusts, consumer finance companies, and similar entities, as well as savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, and similar depository institutions. The fund may invest in U.S. depository institutions whose customer deposits are insured by the Savings Association Insurance Fund (SAIF) or the Bank Insurance Fund (BIF).
The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Continued change in the origination, packaging, selling, holding, and insuring of home finance products is expected going forward.
The fund will be influenced by potential regulatory changes, interest rate movements, the level of home mortgage demand, and residential delinquency trends.
INDUSTRIAL EQUIPMENT PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, DISTRIBUTION OR SERVICE OF PRODUCTS AND EQUIPMENT FOR THE INDUSTRIAL SECTOR, INCLUDING INTEGRATED PRODUCERS OF CAPITAL EQUIPMENT (SUCH AS GENERAL INDUSTRY MACHINERY, FARM EQUIPMENT, AND COMPUTERS), PARTS SUPPLIERS AND SUBCONTRACTORS. The fund may invest in companies that manufacture products or service equipment for the food, clothing or sporting goods industries; companies that provide service establishment, railroad, textile, farming, mining, oilfield, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation or machine tools; cable equipment companies; and office automation companies.
The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels. Capital spending is influenced by the individual company's profitability and broader factors such as interest rates and foreign competition, which are partly determined by currency exchange rates. Equipment manufacturing concerns may also be affected by economic cycles, technical obsolescence, labor relations difficulties and government regulations pertaining to products, production facilities, or production processes.
INDUSTRIAL MATERIALS PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, MINING, PROCESSING, OR DISTRIBUTION OF RAW MATERIALS AND INTERMEDIATE GOODS USED IN THE INDUSTRIAL SECTOR. The products handled by the companies in which the fund may invest include chemicals, timber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.
Many companies in the industrial sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns. During these times, commodity price declines, and unit volume reductions have led to poor investment returns and losses. Other risks include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
INSURANCE PORTFOLIO: COMPANIES ENGAGED IN UNDERWRITING, REINSURING, SELLING, DISTRIBUTING, OR PLACING OF PROPERTY AND CASUALTY, LIFE, OR HEALTH INSURANCE. The fund may invest in multi-line companies that provide property and casualty coverage, as well as life and health insurance. The fund may invest in insurance brokers, reciprocals, and claims processors. The fund may also invest in diversified financial companies with subsidiaries (including insurance brokers, reciprocals and claims processors) engaged in underwriting, reinsuring, selling, distributing or placing insurance with independent third parties. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability.
LEISURE PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN, PRODUCTION, OR DISTRIBUTION OF GOODS OR SERVICES IN THE LEISURE INDUSTRIES. The goods or services provided by companies in which the fund may invest include: television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, fast food, beverages, restaurants, tobacco products, and gaming casinos.
Securities of companies in the leisure industries may be considered speculative. Companies engaged in entertainment, gaming, broadcasting, cable television and cellular communications, for example, have unpredictable earnings, due in part to changing consumer tastes and intense competition. Securities of companies in the leisure industries generally exhibit greater volatility than the overall market. The market has been known to react strongly to technological developments and to the specter of government regulation in the leisure industries. MEDICAL DELIVERY PORTFOLIO: COMPANIES ENGAGED IN THE OWNERSHIP OR MANAGEMENT OF HOSPITALS, NURSING HOMES, HEALTH MAINTENANCE ORGANIZATIONS, AND OTHER COMPANIES SPECIALIZING IN THE DELIVERY OF HEALTH CARE SERVICES. The fund may invest in companies that operate acute care, psychiatric, teaching, or specialized treatment hospitals; firms that provide outpatient surgical, outpatient rehabilitation, or other specialized care, home health care, drug and alcohol abuse treatment, and dental care; firms operating comprehensive health maintenance organizations and nursing homes for the elderly and disabled; and firms that provide related laboratory services.
Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. The future growth of this source of funds is subject to great uncertainty. Additionally, the complexion of the private payment system is changing. For example, insurance companies are beginning to offer long-term health care insurance for nursing home patients to supplement or replace government benefits. Also, membership in health maintenance organizations or prepaid health plans is displacing individual payments for each service rendered by a hospital or physician.
The demand for health care services will tend to increase as the population ages. However, review of patients' need for hospitalization by Medicare and health maintenance organizations has demonstrated the ability of health care providers to curtail unnecessary hospital stays and reduce costs.
MULTIMEDIA PORTFOLIO: COMPANIES ENGAGED IN THE DEVELOPMENT, PRODUCTION, SALE AND DISTRIBUTION OF GOODS OR SERVICES USED IN THE BROADCAST AND MEDIA INDUSTRIES. Business activities of companies in which the fund may invest include: ownership, operation, or broadcast of free or pay television, radio or cable stations; publication and sale of newspapers, magazines, books or video products; and distribution of data-based information. The fund may also invest in companies involved in the development, syndication and transmission of the following products: television and movie programming, pay-per-view television, advertising, cellular communications, and emerging technology for the broadcast and media industries.
Some of the companies in the broadcast and media industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increased price volatility. Current FCC rules prohibit the fund, together with all other funds advised by FMR, from holding in the aggregate 10% of the voting stock of more than 20 AM, 20 FM or 12 TV stations.
NATURAL GAS PORTFOLIO: COMPANIES ENGAGED IN THE PRODUCTION, TRANSMISSION, AND DISTRIBUTION OF NATURAL GAS, AND INVOLVED IN THE EXPLORATION OF POTENTIAL NATURAL GAS SOURCES, AS WELL AS THOSE COMPANIES THAT PROVIDE SERVICES AND EQUIPMENT TO NATURAL GAS PRODUCERS, REFINERIES, COGENERATION FACILITIES, CONVERTERS, AND DISTRIBUTORS. The business activities of companies in which the fund may invest include: production, transmission, distribution, marketing, control, or measurement of natural gas; exploration of potential natural gas sources; providing component parts or services to companies engaged in the above activities; natural gas research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation or pollution control through the use of natural gas. The fund may also invest in companies participating in new activities working toward technological advances in the natural gas industry.
The companies in the natural gas industry are subject to, among other factors, changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other regulatory policies of domestic and foreign governments. NATURAL RESOURCES PORTFOLIO: COMPANIES THAT OWN OR DEVELOP NATURAL RESOURCES, OR SUPPLY GOODS AND SERVICES TO SUCH COMPANIES. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. Exploring, mining, refining, processing, transporting, and fabricating are examples of activities of companies in the natural resources sector.
Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The fund may also consider instruments and securities indexed to the price of gold or other precious metals as an alternative to direct investments in precious metals.
As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. FMR, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investments in bullion earn no investment income and may involve higher custody and transaction costs than investments in securities. In order to qualify as a regulated investment company, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell bullion or securities when it would not otherwise do so.
PAPER AND FOREST PRODUCTS PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, RESEARCH, SALE, OR DISTRIBUTION OF PAPER PRODUCTS, PACKAGING PRODUCTS, BUILDING MATERIALS (SUCH AS LUMBER AND PANELING PRODUCTS), AND OTHER PRODUCTS RELATED TO THE PAPER AND FOREST PRODUCTS INDUSTRY. The fund may invest in diversified companies with operations in the aforementioned areas.
The success of these companies depends on, among other things, the health of the economy, worldwide production capacity and prevailing interest rate levels, which, in turn, may affect product pricing, costs and operating margins. These variables also affect the level of industry and consumer capital spending for paper and forest products. PRECIOUS METALS AND MINERALS PORTFOLIO: COMPANIES ENGAGED IN EXPLORATION, MINING, PROCESSING OR DEALING IN GOLD, SILVER, PLATINUM, DIAMONDS OR OTHER PRECIOUS METALS AND MINERALS. The fund may also invest in companies that manufacture and distribute precious metals and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities. Under normal conditions, the fund will invest at least 80% of its assets in (i) securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and (ii) precious metals. The fund also may invest in securities whose redemption value is indexed to the price of gold or other precious metals.
The value of the fund's investments may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Since much of the world's known gold reserves are located in South Africa, the social upheaval and related economic difficulties there may, from time to time, influence the price of gold and the share values of precious metals mining companies located elsewhere. Because companies involved in exploring, mining, processing, or dealing in precious metals or minerals are frequently located outside of the United States, all or a significant portion of this fund may be invested in securities of foreign issuers. Investors should understand the special considerations and risks related to such an investment emphasis, and accordingly, the potential effect on the fund's value.
In addition to its investments in securities, the fund may invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium. The prices of precious metals are affected by broad economic and political conditions, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. The fund may purchase precious metals in any form, including bullion and coins, provided that FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. The fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.
The fund is authorized to invest up to 50% of its total assets in precious metals. As a further limit on precious metals investments, in
order to    qualify     as a regulated investment company, gains from
selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell precious metals or securities when it would not otherwise do so. Securities whose redemption value is indexed to the price of gold or other precious metals involve risks and pricing characteristics similar to direct precious metals investments. FMR currently intends to treat such securities as investments in precious metals for the purposes of the 50% limitation above and the 80% policy in the first paragraph of this section.
REGIONAL BANKS PORTFOLIO: COMPANIES ENGAGED IN ACCEPTING DEPOSITS AND MAKING COMMERCIAL AND PRINCIPALLY NON-MORTGAGE CONSUMER LOANS. In addition, these companies may offer the following services: merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale. The fund may invest in securities of foreign institutions, although the majority of publicly-traded regional banks currently are organized in the United States.
The fund may invest in U.S. institutions whose customer deposits may or may not be insured by the federal government. Such U.S. institutions may include, but are not limited to, state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System.
Federal laws generally separating commercial and investment banking, as well as laws governing the capitalization and regulation of the savings and loan industry, are currently being reexamined by Congress. The services offered by banks may expand if legislation broadening bank powers is enacted. While providing diversification, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between regional banks and other financial institutions erode. Increased competition may also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded regional banks. In addition, general economic conditions are important to regional banking concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.
RETAILING PORTFOLIO: COMPANIES ENGAGED IN MERCHANDISING FINISHED GOODS AND SERVICES PRIMARILY TO INDIVIDUAL CONSUMERS. Companies in which the fund may invest include: general merchandise retailers, department stores, food retailers, drug stores, and any specialty retailers selling a single category of merchandise such as apparel, toys, consumer electronics, or home improvement products. The fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.
The success of retailing companies is closely tied to consumer spending which, in turn, is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive; success is often tied to a company's ability to anticipate changing consumer tastes.
SOFTWARE AND COMPUTER SERVICES PORTFOLIO: COMPANIES ENGAGED IN RESEARCH, DESIGN, PRODUCTION OR DISTRIBUTION OF PRODUCTS OR PROCESSES THAT RELATE TO SOFTWARE OR INFORMATION-BASED SERVICES. The fund may invest in companies that provide systems level software (designed to run the basic functions of a computer) or applications software (designed for one type of work) directed at either horizontal (general use) or vertical (certain industries or groups) markets, time-sharing services, information-based services, computer consulting or facilities management services, communications software, and data communications services.
Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services industries. For example, the increasing number of companies and product offerings in the vertical and horizontal markets may lead to aggressive pricing and slower selling cycles.
TECHNOLOGY PORTFOLIO: COMPANIES WHICH FMR BELIEVES HAVE, OR WILL DEVELOP, PRODUCTS, PROCESSES OR SERVICES THAT WILL PROVIDE OR WILL BENEFIT SIGNIFICANTLY FROM TECHNOLOGICAL ADVANCES AND IMPROVEMENTS. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
TELECOMMUNICATIONS PORTFOLIO: COMPANIES ENGAGED IN THE DEVELOPMENT, MANUFACTURE, OR SALE OF COMMUNICATIONS SERVICES OR COMMUNICATIONS EQUIPMENT. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide area product networks; satellite, microwave and cable television; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in new technologies, such as fiber optics and data transmission.
Telephone operating companies are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Telephone companies usually pay an above-average dividend. However, the fund's investment decisions are based primarily upon capital appreciation potential rather than income considerations. Certain types of companies in which the fund may invest are engaged in fierce competition for a share of the market for their products. In recent years, these companies have been providing goods or services such as private and local area networks, or engaged in the sale of telephone set equipment.
TRANSPORTATION PORTFOLIO: COMPANIES ENGAGED IN PROVIDING TRANSPORTATION SERVICES OR COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, DISTRIBUTION, OR SALE OF TRANSPORTATION EQUIPMENT. Transportation services may include, for example, companies involved in the movement of freight or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide automobile, truck, container, rail car, and plane leasing and maintenance. Equipment manufacturers include makers of trucks, autos, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.
Risk factors that affect transportation stocks include the state of the economy, fuel prices, labor agreements, and insurance costs. Transportation stocks are cyclical and have occasional sharp price movements. The U.S. trend has been to deregulate these industries, which could have a favorable long-term effect, but future government decisions may adversely affect these companies.
UTILITIES GROWTH PORTFOLIO: COMPANIES IN THE PUBLIC UTILITIES INDUSTRY AND COMPANIES DERIVING A MAJORITY OF THEIR REVENUES FROM THEIR PUBLIC UTILITY OPERATIONS. The fund may invest in companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; water supply, waste disposal and sewerage and sanitary service companies; and companies engaged in the communications field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are made based on capital appreciation potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. This policy is non-fundamental and may be changed by the Board of Trustees.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these
techniques unless it believes that doing so will help    a     fund
achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These
transactions may    involve     repurchase agreements with custodian
banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive
orders issued by the    SEC,     the Board of Trustees has established
and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES    represent interest    s in pools of
mortgages, loans, receivables or other assets. Payment of    interest
and repayment of principal     may be largely dependent upon the cash
flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit
enhancements.    Asset-backed security values     may also be affected
by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the
credit    enhancement. In addition, these securities may be subject to prepayment risk.
   CLOSED-END INVESTMENT COMPANIES are investment companies that issue a fixed number of shares which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally managed and may invest in any type of security. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value. A fund may purchase shares of closed-end investment companies to facilitate investment in certain foreign countries.
       CONVERTIBLE SECURITIES    are bonds, debentures, notes,
preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
   Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
DELAYED-DELIVERY TRANSACTIONS.    Securities may be bought     and
sold on a delayed-delivery or when-issued basis. These transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis,    the
purchaser     assumes the rights and risks of ownership, including the
   risks     of price and yield    fluctuations and the risk     that
the security will not be issued as anticipated.    Because payment for
the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's other
investments.     If a fund remains substantially fully invested at a
time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may renegotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
DOMESTIC AND FOREIGN    INVESTMENTS (    MONEY MARKET FUND ONLY)
include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of
foreign banks, and foreign branches of foreign banks.    Domestic and
foreign investments may also include     U.S. dollar-denominated
securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental
restrictions that might affect    repayment     of principal or
payment     of interest, or the ability to honor a credit commitment.
Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.
   EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.
   Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
   It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign sub custodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.
   Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall government supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, any be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.
   Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
   American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
   The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
FOREIGN CURRENCY TRANSACTIONS. A stock fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.
FUNDS' RIGHTS AS    SHAREHOLDERS.     The funds do not intend to
direct or administer the day-to-day operations of any company.
   A     fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following    paragraphs     pertain to
futures and options: Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS    involve purchasing and writing     options in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a
call option on the same    underlying instrument would     construct a
combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in
which    the fund typically invests,     which involves a risk that
the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    In purchasing a futures     contract,    the
buyer     agrees to purchase a specified underlying instrument at a
specified future date.    In selling a futures     contract, the
seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
   LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each stock fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures
Association, which regulate trading in the futures markets   .     The
funds intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each stock fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the    stock     funds' investments in
futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or
forward contracts.    Currency     futures and options values can be
expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this
type of arrangement allows the    purchaser or writer     greater
flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option,    the
purchaser     obtains the right (but not the obligation) to sell the
option's underlying instrument at a fixed strike price. In return for
this right, the    purchase    r pays the current market price for the
option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of
securities prices, and futures contracts. The    purchaser     may
terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised,
the    purchaser     completes the sale of the underlying instrument
at the strike price. A    purchaser     may also terminate a put
option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss
(limited to the amount of the    premium    , plus related transaction
costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    The writer     of a put or call
option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes,
and must continue to set aside assets to cover its position.    When
writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates    the writer     to sell or deliver
the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by FMR to be illiquid include repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, time deposits, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
   In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. For the money market fund, illiquid investments are valued by this method for purposes of monitoring amortized cost valuation.
 INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes
in the United States and abroad.    Indexed securities may be more
volatile than the underlying instruments.     Indexed securities are
also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
American Gold Portfolio, Natural Resources Portfolio, and Precious Metals and Minerals Portfolio may consider purchasing securities indexed to the price of precious metals as an alternative to direct
investment     in precious metals. The funds will only buy precious
metals-indexed securities when    FMR     is satisfied with the
creditworthiness of the issuers liable for payment. The securities
generally will earn a nominal rate of interest while held by    the
funds    , and may have maturities of one year or more. In addition, the securities may be subject to being put by a fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the
cost of bank loans.    Interfund loans and borrowings normally extend
overnight, but can have a maximum duration of seven days.     Loans
may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS.    Direct debt
instruments     are interests in amounts owed by a corporate,
governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include
standby financing commitments that obligate    the purchase    r to
supply additional cash to the borrower on demand.
LOWER-QUALITY DEBT SECURITIES.    Lower-quality     debt securities
have poor protection with respect to the payment of interest and
repayment of    principal    , or may be in default. These securities
are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing
investor perceptions may affect    the liquidity of lower-quality debt
securities     and the ability of outside pricing services to value
lower-quality debt securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
   A     fund may choose, at its expense or in conjunction with
others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal
securities holders. A    municipal security may be owned directly or
through a participation interest.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY (MONEY MARKET FUND ONLY). Pursuant to procedures adopted by the Board of Trustees, the funds may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
The taxable fund may not invest more than 5% of its total assets in second tier securities. In addition, the taxable fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature.
   REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security.
   As protection     against the risk that the original seller will
not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), the funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in
general, the money market fund anticipate   s     holding restricted
securities to maturity or selling them in an exempt transaction. REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells a    security     to another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under
the agreement.    The funds     will enter into reverse repurchase
agreements with parties whose creditworthiness has been    reviewed
and     found satisfactory by FMR. Such transactions may increase
fluctuations in the market value of fund assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk. FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in    other
eligible securities.     Investing this cash subjects that investment,
as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or
amount to the securities sold short.    Such short sales are known as
short sales "against the box.    " If a fund enters into a short sale
against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.
   Short sales against the box could be used to protect the net asset value per share of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A stock fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.
   Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.
Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds. SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the
swap agreement wo   uld tend to decrease the fund's exposure to U.S.
interest rates and increase its exposure to foreign currency and
interest rates.     Caps and floors have an effect similar to buying
or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
A fund may be able to eliminate its exposure under a    swap
agreement     either by assignment or other disposition, or by
entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change
whenever there is a change in a designated benchmark rate.    Some
variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
   WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.
   Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the money market fund will generally be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided. The selection of such broker-dealers for the money market fund generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts. Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with
   National Financial Services Corporation (NFSC) and Fidelity
Brokerage Services (Japan), LLC (FBSJ),     indirect subsidiaries of
FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for
similar services.    Prior to December 9, 1997, FMR used research
services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   For the fiscal periods ended February 28, 1998     and 1997 the
portfolio turnover rates for the stock funds' (except    Business
Services and Outsourcing    , Cyclical Industries   ,     and Natural
Resources for 1997) are presented in the table below. The stock funds' annual portfolio turnover rates may be substantially greater than those of other equity investment companies. The significantly higher or lower portfolio turnover rates from year to year are primarily the result of fluctuations in asset levels and FMR's assessment of changing economic conditions throughout each year for various industries. High turnover may also be the result of short-term shareholder trading activity which increases brokerage and operating costs. This shareholder activity may also result in required purchases
or sales of portfolio securities at disadvantageous times.    Business
Services and Outsourcing's     annualized portfolio turnover rate is
not expected to exceed 200% in the first fiscal period.

   TURNOVER RATES                               FISCAL 1998          FISCAL 1997

   AIR TRANSPORTATION                            %                    %

   AMERICAN GOLD                                 %                    %

   AUTOMOTIVE                                    %                    %

   BIOTECHNOLOGY                                 %                    %

   BROKERAGE AND INVESTMENT MANAGEMENT           %                    %

   CHEMICALS                                     %                    %

   COMPUTERS                                     %                    %

   CONSTRUCTION AND HOUSING                      %                    %

   CONSUMER INDUSTRIES                           %                    %

   CYCLICAL INDUSTRIES                           %                   N/A

   DEFENSE AND AEROSPACE                         %                    %

   DEVELOPING COMMUNICATIONS                     %                    %

   ELECTRONICS                                   %                    %

   ENERGY                                        %                    %

   ENERGY SERVICE                                %                    %

   ENVIRONMENTAL SERVICES                        %                    %

   FINANCIAL SERVICES                            %                    %

   FOOD AND AGRICULTURE                          %                    %

   TURNOVER RATES                               FISCAL 1998          FISCAL 1997

   HEALTH CARE                                   %                    %

   HOME FINANCE                                  %                    %

   INDUSTRIAL EQUIPMENT                          %                    %

   INDUSTRIAL MATERIALS                          %                    %

   INSURANCE                                     %                    %

   LEISURE                                       %                    %

   MEDICAL DELIVERY                              %                    %

   MULTIMEDIA                                    %                    %

   NATURAL GAS                                   %                    %

   NATURAL RESOURCES                             %                   N/A

   PAPER AND FOREST PRODUCTS                     %                    %

   PRECIOUS METALS AND MINERALS                  %                    %

   REGIONAL BANKS                                %                    %

   RETAILING                                     %                    %

   SOFTWARE AND COMPUTER SERVICES                %                    %

   TECHNOLOGY                                    %                    %

   TELECOMMUNICATIONS                            %                    %

   TRANSPORTATION                                %                    %

   UTILITIES GROWTH                              %                    %


The brokerage commissions incurred by each equity fund for the fiscal
years ended February    1998,     1997, and 1996 are also listed in
the table on page __. Any significant changes in brokerage commissions paid by the funds from year to year are primarily a result of changing asset levels throughout the year. During the fiscal period ended February 1998, the funds paid commissions to brokerage firms that provided research services, although he provision of such services was not necessarily a factor in the placement of all of this business with these firms.
B   ROKERAGE COMMISSIONS. The table below lists the total brokerage commissions and the dollar amount of commissions paid to NFSC and FBS for the fiscal periods ended February 28, 1998, 1997, and 1996. Each fund pays both commissions and spreads in connection with the placement of portfolio transactions. NFSC is paid on a commission basis.


   FISCAL                      TOTAL          TO NFSC          TO FBS          TO FBSJ
   PERIOD ENDED
   FEBRUARY 28

   AIR TRANSPORTATION

   1998                        $              $                                $

   1997                        $              $                                $

   1996                        $              $                                $



   AMERICAN GOLD

   1998                                       $              $                $               $

   1997                                       $              $                $               $

   1996                                       $              $                $               $

   AUTOMOTIVE

   1998                                       $              $                $               $

   1997                                       $              $                $               $

   1996                                       $              $                $               $

   BIOTECHNOLOGY

   1998                                       $              $                $               $

   1997                                       $              $                $               $

   1996                                       $              $                $               $

   BROKERAGE AND
   INVESTMENT MANAGEMENT

   1998                                       $              $                $               $

   1997                                       $              $                $               $

   1996                                       $              $                $               $

   FISCAL                                     TOTAL          TO FBSI          TO FBS          TO FBSJ
   PERIOD ENDED
   FEBRUARY 28

   BUSINESS SERVICES AND OUTSOURCING

   1998                                       $              $                $               $

   CHEMICALS

   1998                                       $              $                $               $

   1997                                       $              $                $               $

   1996                                       $              $                $               $

   COMPUTERS

   1998                                       $              $                $               $

   1997                                       $              $                $               $

   1996                                       $              $                $               $

   CONSTRUCTION AND HOUSING

   1998                                       $              $                $               $

   1997                                       $              $                $               $

   1996                                       $              $                $               $

   CONSUMER
   INDUSTRIES

   1998                                       $              $                $               $

   1997                                       $              $                $               $

   1996                                       $              $                $               $



   DEFENSE AND
   AEROSPACE

   1998                               $           $           $           $

   1997                               $           $           $           $

   1996                               $           $           $           $

   DEVELOPING COMMUNICATIONS

   1998                               $           $           $           $

   1997                               $           $           $           $

   1996                               $           $           $           $

   ELECTRONICS

   1998                               $           $           $           $

   1997                               $           $           $           $

   1996                               $           $           $           $


   ENERGY

   1998            $           $           $           $

   1997            $           $           $           $

   1996            $           $           $           $


   ENERGY SERVICE

   1998                            $              $                $               $

   1997                            $              $                $               $

   1996                            $              $                $               $

   ENVIRONMENTAL SERVICES

   1998                            $              $                $               $

   1997                            $              $                $               $

   1996                            $              $                $               $

   FINANCIAL
   SERVICES

   1998                            $              $                $               $

   1997                            $              $                $               $

   1996                            $              $                $               $

   FISCAL                          TOTAL          TO FBSI          TO FBS          TO FBSJ
   PERIOD ENDED
   FEBRUARY 28

   FOOD AND
   AGRICULTURE

   1998                            $              $                $               $

   1997                            $              $                $               $

   1996                            $              $                $               $

   HEALTH CARE

   1998                            $              $                $               $

   1997                            $              $                $               $

   1996                            $              $                $               $

   HOME FINANCE

   1998                            $              $                $               $

   1997                            $              $                $               $

   1996                            $              $                $               $

   INDUSTRIAL EQUIPMENT

   1998                            $              $                $               $

   1997                            $              $                $               $

   1996                            $              $                $               $

   INDUSTRIAL
   MATERIALS

   1998                            $              $                $               $

   1997                            $              $                $               $

   1996                            $              $                $               $

   INSURANCE

   1998                            $              $                $               $

   1997                            $              $                $               $

   1996                            $              $                $               $

   LEISURE

   1998                            $              $                $               $

   1997                            $              $                $               $

   1996                            $              $                $               $


   MEDICAL
   DELIVERY

   1998                 $           $           $           $

   1997                 $           $           $           $

   1996                 $           $           $           $

   MULTIMEDIA

   1998                 $           $           $           $

   1997                 $           $           $           $

   1996                 $           $           $           $

   NATURAL GAS

   1998                 $           $           $           $

   1997                 $           $           $           $

   1996                 $           $           $           $


   PAPER AND
   FOREST
   PRODUCTS

   1998                  $              $                $               $

   1997                  $              $                $               $

   1996                  $              $                $               $

   FISCAL                TOTAL          TO FBSI          TO FBS          TO FBSJ
   PERIOD ENDED
   FEBRUARY 28


   PRECIOUS
   METALS AND
   MINERALS

   1998                        $           $           $           $

   1997                        $           $           $           $

   1996                        $           $           $           $

   REGIONAL BANKS

   1998                        $           $           $           $

   1997                        $           $           $           $

   1996                        $           $           $           $

   RETAILING

   1998                        $           $           $           $

   1997                        $           $           $           $

   1996                        $           $           $           $

   SOFTWARE AND
   COMPUTER SERVICES

   1998                        $           $           $           $

   1997                        $           $           $           $

   1996                        $           $           $           $

   TECHNOLOGY

   1998                        $           $           $           $

   1997                        $           $           $           $

   1996                        $           $           $           $

   TELECOMMUNICATIONS

   1998                        $           $           $           $

   1997                        $           $           $           $

   1996                        $           $           $           $

   TRANSPORTATION

   1998                        $           $           $           $

   1997                        $           $           $           $

   1996                        $           $           $           $

   UTILITIES GROWTH

   1998                        $           $           $           $

   1997                        $           $           $           $

   1996                        $           $           $           $

   The table below lists for the fiscal period ended February 1998, the percentage of aggregate brokerage commissions paid to NFSC and FBS and the percentage of the aggregate dollar amount of transactions for which each fund paid brokerage commissions to NFSC and FBS. The difference in the percentage of the brokerage commissions paid to and the percentage of the dollar amount of transactions effected through NFSC and FBS is a result of the low commission rates charged by NFSC and FBS. The table also includes the amount of brokerage commissions paid to brokerage firms that provided research services; and the approximate amount of transactions effected through brokerage firms that provided research services. The provision of research services was not necessarily a factor in the placement of all this business with such firms.



   FISCAL                  % OF        % OF        % OF           % OF                  COMMISSIONS      TRANSACTIONS
PERIOD ENDED               COMMISSION  COMMISSION  TRANSACTIONS   TRANSACTIONS          PAID TO FIRMS   WITH
FEBRUARY 28, 1998          S           S           EFFECTED       EFFECTED              PROVIDING       BROKERAGE FIRMS
                           PAID        PAID TO     THROUGH        THROUGH               RESEARCH        PROVIDING
                           TO NFSC     FBS         NFSC           FBS                   SERVICES        RESEARCH
                                                                                                        SERVICES

AIR TRANSPORTATION             %            %            %               %              $                $

AMERICAN GOLD                  %            %            %               %              $                $

AUTOMOTIVE                     %            %            %               %              $                $

BIOTECHNOLOGY                  %            %            %               %              $                $

BROKERAGE AND INVESTMENT       %            %            %               %              $                $
MANAGEMENT

BUSINESS SERVICES AND          %            %            %               %              $                $
OUTSOURCING

CHEMICALS                      %            %            %               %              $                $

COMPUTERS                      %            %            %               %              $                $

FISCAL                         % OF        % OF        % OF           % OF             COMMISSIONS     TRANSACTIONS
PERIOD ENDED                   COMMISSION   COMMISSION   TRANSACTIONS   TRANSACTIONS   PAID TO FIRMS   WITH
FEBRUARY 28, 1998              S            S            EFFECTED       EFFECTED       PROVIDING       BROKERAGE FIRMS
                               PAID         PAID TO      THROUGH        THROUGH        RESEARCH        PROVIDING
                               TO NFSC      FBS          NFSC           FBS            SERVICES        RESEARCH
                                                                                                       SERVICES

CONSTRUCTION AND HOUSING       %            %            %               %              $                $

CONSUMER INDUSTRIES            %            %            %               %              $                $

CYCLICAL INDUSTRIES            %            %            %               %              $                $

DEFENSE AND AEROSPACE          %            %            %               %              $                $

DEVELOPING COMMUNICATIONS      %            %            %               %              $                $

ELECTRONICS                    %            %            %               %              $                $

ENERGY                         %            %            %               %              $                $

ENERGY SERVICE                 %            %            %               %              $                $

ENVIRONMENTAL SERVICES         %            %            %               %              $                $

FINANCIAL  SERVICES            %            %            %               %              $                $

FOOD AND AGRICULTURE           %            %            %               %              $                $

HEALTH CARE                    %            %            %               %              $                $

HOME FINANCE                   %            %            %               %              $                $

INDUSTRIAL EQUIPMENT           %            %            %               %              $                $

INDUSTRIAL MATERIALS           %            %            %               %              $                $

INSURANCE                      %            %            %               %              $                $

LEISURE                        %            %            %               %              $                $

MEDICAL DELIVERY               %            %            %               %              $                $

MULTIMEDIA                     %            %            %               %              $                $

NATURAL GAS                    %            %            %               %              $                $

NATURAL RESOURCES              %            %            %               %              $                $

PAPER AND FOREST PRODUCTS      %            %            %               %              $                $

PRECIOUS METALS AND MINERALS   %            %            %               %              $                $

REGIONAL BANKS                 %            %            %               %              $                $

RETAILING                      %            %            %               %              $                $

SOFTWARE AND COMPUTER SERVICES %            %            %               %              $                $

TECHNOLOGY                     %            %            %               %              $                $

TELECOMMUNICATIONS             %            %            %               %              $                $

TRANSPORTATION                 %            %            %               %              $                $

UTILITIES GROWTH               %            %            %               %              $                $

MONEY MARKET                   %            %            %               %              $                $


From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
FSC normally determines each stock fund's net asset value per share
(NAV) hourly during business hours observed by the New York Stock Exchange (NYSE). Currently, the NYSE is open from 9:30 a.m. to 4:00 p.m. Eastern time, Monday through Friday. The Board of Trustees
    has approved the following "valuation times" for the determination of each stock fund's NAV: 10:00 a.m., 11:00 a.m., 12:00 noon, 1:00
p.m., 2:00 p.m., 3:00 p.m., and 4:00 p.m. FSC normally determines the money market fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of these times for the purpose of computing each fund's NAV.
STOCK FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.
   Securities of other open-end investment companies are valued at their respective NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or
assets.    Or, fixed-income     securities and convertible securities
may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
Short-term securities with remaining maturities of sixty days or less
for which market quotations    and information furnished by a pricing
service     are not readily available are valued either at amortized
cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
MONEY MARKET FUND. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their respective NAVs.
During periods of declining interest rates, the fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page ___.
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
   The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each stock fund's total return and the money market's yield fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute the money market fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the fund may quote yields in advertising based on any historical seven-day period. Yields for the fund are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, each fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a fund's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking each fund's
   3.00    % maximum sales charge into account, and may or may not
include the effect of a    stock     fund's trading fee. Excluding a
fund's sales charge or    trading fee f    rom a total return
calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A stock fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. On
February 27,    1998    , the 13-week and 39-week short-term moving
averages for the stock funds are outlined in the chart below:
                      13-WEEK SHORT-TERM          39-WEEK SHORT-TERM

   FUND NAME          MOVING AVERAGE              MOVING AVERAGE


   AIR TRANSPORTATION                           $                           $

   AMERICAN GOLD                                $                           $

   AUTOMOTIVE                                   $                           $

   BIOTECHNOLOGY                                $                           $

   BROKERAGE AND INVESTMENT MANAGEMENT          $                           $

                                                13-WEEK SHORT-TERM          39-WEEK SHORT-TERM

   FUND NAME                                    MOVING AVERAGE              MOVING AVERAGE

   CHEMICALS                                    $                           $

   COMPUTERS                                    $                           $

   CONSTRUCTION AND HOUSING                     $                           $

   CONSUMER INDUSTRIES                          $                           $

   CYCLICAL INDUSTRIES                          $                           $

   DEFENSE AND AEROSPACE                        $                           $

   DEVELOPING COMMUNICATIONS                    $                           $

   ELECTRONICS                                  $                           $

   ENERGY                                       $                           $

   ENERGY SERVICE                               $                           $

   ENVIRONMENTAL SERVICES                       $                           $

   FINANCIAL SERVICES                           $                           $

   FOOD AND AGRICULTURE                         $                           $

   HEALTH CARE                                  $                           $

   HOME FINANCE                                 $                           $

   INDUSTRIAL EQUIPMENT                         $                           $

   INDUSTRIAL MATERIALS                         $                           $

   INSURANCE                                    $                           $

   LEISURE                                      $                           $

   MEDICAL DELIVERY                             $                           $

   MULTIMEDIA                                   $                           $

   NATURAL GAS                                  $                           $

   NATURAL RESOURCES                            $                           $

   PAPER AND FOREST PRODUCTS                    $                           $

   PRECIOUS METALS AND MINERALS                 $                           $

   REGIONAL BANKS                               $                           $

   RETAILING                                    $                           $

   SOFTWARE AND COMPUTER SERVICES               $                           $

   TECHNOLOGY                                   $                           $

   TELECOMMUNICATIONS                           $                           $

   TRANSPORTATION                               $                           $

   UTILITIES GROWTH                             $                           $



                                    AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                      ONE    FIVE    TEN           ONE    FIVE    TEN
                                      YEAR   YEARS   YEARS/LIFE    YEAR   YEARS   YEARS/LIFE
                                                     OF FUND                      OF FUND

AIR TRANSPORTATION                     %      %       %             %      %       %

AMERICAN GOLD                          %      %       %             %      %       %

AUTOMOTIVE                             %      %       %             %      %       %

BIOTECHNOLOGY                          %      %       %             %      %       %

BROKERAGE AND INVESTMENT MANAGEMENT    %      %       %             %      %       %

CHEMICALS                              %      %       %             %      %       %

COMPUTERS                              %      %       %             %      %       %




                    AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS
                            ONE  FIVE  TEN        ONE    FIVE    TEN
                            YEAR YEARS YEARS/LIFE YEAR   YEARS   YEARS/LIFE
                                       OF FUND                   OF FUND

CONSTRUCTION AND HOUSING    %    %    %              %    %    %

CONSUMER INDUSTRIES         %    %    %              %    %    %

CYCLICAL INDUSTRIES         %    %    %              %    %    %

DEFENSE AND AEROSPACE       %    %    %             %    %    %

DEVELOPING COMMUNICATIONS   %    %    %             %    %    %

ELECTRONICS                 %    %    %             %    %    %

ENERGY                      %    %    %             %    %    %

ENERGY SERVICE              %    %    %             %    %    %

ENVIRONMENTAL SERVICES      %    %    %             %    %    %

FINANCIAL SERVICES          %    %    %             %    %    %

FOOD AND AGRICULTURE        %    %    %             %    %    %

HEALTH CARE                 %    %    %             %    %    %

HOME FINANCE                %    %    %             %    %    %

INDUSTRIAL EQUIPMENT        %    %    %             %    %    %

INDUSTRIAL MATERIALS        %    %    %             %    %    %

INSURANCE                   %    %    %             %    %    %

LEISURE                     %    %    %             %    %    %

MEDICAL DELIVERY            %    %    %             %    %    %

MULTIMEDIA                  %    %    %             %    %    %

NATURAL GAS                 %    %    %             %    %    %

NATURAL RESOURCES           %    %    %             %    %    %

PAPER AND FOREST PRODUCTS   %    %    %             %    %    %

PRECIOUS METALS AND
MINERALS                    %    %    %             %    %    %

REGIONAL BANKS              %    %    %             %    %    %

RETAILING                   %    %    %             %    %    %

SOFTWARE AND COMPUTER
SERVICES                    %    %    %             %    %    %

TECHNOLOGY                  %    %    %             %    %    %

TELECOMMUNICATIONS          %    %    %             %    %    %

TRANSPORTATION              %    %    %             %    %    %

UTILITIES GROWTH            %    %    %             %    %    %

MONEY MARKET                %    %    %             %    %    %

   HISTORICAL FUND RESULTS. The following table shows the funds' total returns for periods ended February 28, 1998. Total return figures include the effect of each fund's 3.00% sales charge, but do not include the effect of a stock fund's trading fee or exchange fee.

+ Life of fund figures are from commencement of operations (June 29, 1990 for Consumer Industries and Developing Communications; June 29, 1989 for Environmental Services; April 21, 1993 for Natural Gas; and
   March 3, 1997     for Cyclical Industries and Natural Resources)
through the fiscal periods ended February 28, 1997.
   The Money Market fund's seven-day yield for the period ended February 28, 1998 was ____%.
   [IF FUND IS OR HAS BEEN IN REIMBURSEMENT:Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's
[IF FUND IS CURRENTLY IN REIMBURSEMENT:    yield would have been ___%
and] total returns would have been lower. ]
The following tables show the income and capital elements of each fund's cumulative total return. The tables compare each fund's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because the money market fund invests in fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the money market fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the money market fund. Each stock fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the 10-year period ended
February 28,    1998     or life of each fund, as applicable, assuming
all distributions were reinvested. The figures below reflect the fluctuating interest rates and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a
fund today.    The figures in the table for each stock fund do not
include the effect of each stock fund's trading fee of 0.75% applicable to shares held 29 days or less, each stock fund's trading fee of the lesser of 0.75% or $7.50 applicable to shares held 30 days or more, or each stock fund's exchange fee of $7.50. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.
AIR TRANSPORTATION    PORTFOLIO    : During the 10-year period ended
February 28, 1998, a hypothetical $10,000 investment in Air Transportation Portfolio would have grown to $______, including the effect of the fund's 3.00% sales charge.

AIR TRANSPORTATION    PORTFOLIO                               INDICES



YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       13,997       38              5,905           19,940    37,674    41,930    14,301

2/29/96      16,675       45              6,755           23,475    29,862    32,749    13,880

2/28/95      11,003       30              4,121           15,154    22,169    23,391    13,522

2/28/94      13,523       37              3,750           17,310    20,650    21,749    13,145

2/28/93      10,743       29              2,758           13,530    19,060    18,604    12,823

2/29/92      11,185       31              2,478           13,694    17,223    17,508    12,419

2/28/91      9,376        25              1,845           11,246    14,846    14,958    12,079

2/28/90      8,610        23              1,694           10,327    12,949    13,122    11,470

2/28/89      8,515        23              1,200           9,738     10,890    10,864    10,896


** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Air
Transportation    Portfolio     on March 1   , 1988, as    suming the
3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $______ for capital gain distributions.
   AMERICAN GOLD PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in American Gold Portfolio would have grown to $______, including the effect of the fund's 3.00% sales charge.
AMERICAN GOLD PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       18,194       67              563             18,824    37,674    41,930    14,301

2/29/96      17,485       64              193             17,742    29,862    32,749    13,880

2/28/95      11,893       43              132             12,068    22,169    23,391    13,522

2/28/94      14,614       54              162             14,830    20,650    21,749    13,145

2/28/93      9,126        34              101             9,261     19,060    18,604    12,823

2/29/92      8,707        32              96              8,835     17,223    17,508    12,419

2/28/91      8,778        32              97              8,907     14,846    14,958    12,079

2/28/90      11,454       42              127             11,623    12,949    13,122    11,470

2/28/89      10,087       37              112             10,236    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in American Gold Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $______ for capital gain distributions.
   AUTOMOTIVE PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Automotive Portfolio would have grown to $______, including the effect of the fund's 3.00% sales charge.
AUTOMOTIVE PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       20,397       1,559           8,099           30,055    37,674    41,930    14,301

2/29/96      17,560       1,166           6,196           24,922    29,862    32,749    13,880

2/28/95      15,944       1,059           5,626           22,629    22,169    23,391    13,522

2/28/94      20,477       1,289           4,122           25,888    20,650    21,749    13,145

2/28/93      16,627       1,000           2,218           19,845    19,060    18,604    12,823

2/29/92      13,791       778             1,531           16,100    17,223    17,508    12,419

2/28/91      9,917        560             507             10,984    14,846    14,958    12,079

2/28/90      9,459        390             483             10,332    12,949    13,122    11,470

2/28/89      9,708        43              496             10,247    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Automotive Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $______ for capital gain distributions.
   BIOTECHNOLOGY PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Biotechnology Portfolio would have grown to $______, including the effect of the fund's 3.00% sales charge.
BIOTECHNOLOGY PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       23,489       115             12,591          36,195    37,674    41,930    14,301

2/29/96      25,107       94              8,994           34,195    29,862    32,749    13,880

2/28/95      17,356       14              6,217           23,587    22,169    23,391    13,522

2/28/94      18,940       16              6,785           25,741    20,650    21,749    13,145

2/28/93      15,504       13              5,553           21,070    19,060    18,604    12,823

2/29/92      22,604       18              4,105           26,727    17,223    17,508    12,419

2/28/91      17,411       0               1,480           18,891    14,846    14,958    12,079

2/28/90      9,933        0               478             10,411    12,949    13,122    11,470

2/28/89      7,354        0               228             7,582     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Biotechnology Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $______ for capital gain distributions.
   BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Brokerage and Investment Management Portfolio would have grown to $______, including the effect of the fund's 3.00% sales charge.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO                           INDICES



YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       16,975       1,135           7,855           25,965    37,674    41,930    14,301

2/29/96      12,184       763             5,051           17,998    29,862    32,749    13,880

2/28/95      10,221       607             3,033           13,861    22,169    23,391    13,522

2/28/94      11,697       695             3,471           15,863    20,650    21,749    13,145

2/28/93      9,371        549             1,755           11,675    19,060    18,604    12,823

2/29/92      8,428        494             1,579           10,501    17,223    17,508    12,419

2/28/91      5,469        314             1,024           6,807     14,846    14,958    12,079

2/28/90      5,483        229             1,027           6,739     12,949    13,122    11,470

2/28/89      5,469        106             1,024           6,599     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Brokerage and Investment Management Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $______ for capital gain distributions.
   CHEMICALS PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Chemicals Portfolio would have grown to $______, including the effect of the fund's 3.00% sales charge.
CHEMICALS PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       21,265       1,260           13,600          36,125    37,674    41,930    14,301

2/29/96      19,765       1,080           10,551          31,396    29,862    32,749    13,880

2/28/95      16,955       868             6,805           24,628    22,169    23,391    13,522

2/28/94      15,830       655             5,926           22,411    20,650    21,749    13,145

2/28/93      14,310       442             3,375           18,127    19,060    18,604    12,823

2/29/92      15,945       291             1,672           17,908    17,223    17,508    12,419

2/28/91      12,920       144             988             14,052    14,846    14,958    12,079

2/28/90      11,285       76              567             11,928    12,949    13,122    11,470

2/28/89      11,430       0               26              11,456    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Chemicals Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $______ for capital gain distributions.
   COMPUTERS PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Computers Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
COMPUTERS PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       29,070       796             10,702          40,568    37,674    41,930    14,301

2/29/96      24,720       677             7,327           32,724    29,862    32,749    13,880

2/28/95      18,478       506             2,433           21,417    22,169    23,391    13,522

2/28/94      16,279       446             2,143           18,868    20,650    21,749    13,145

2/28/93      12,140       333             535             13,008    19,060    18,604    12,823

2/29/92      11,917       327             525             12,769    17,223    17,508    12,419

2/28/91      9,911        102             299             10,312    14,846    14,958    12,079

2/28/90      7,326        7               221             7,554     12,949    13,122    11,470

2/28/89      6,597        6               199             6,802     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Computers Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $_______ for capital gain distributions.
   CONSTRUCTION AND HOUSING PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Construction and Housing Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.

CONSTRUCTION AND HOUSING PORTFOLIO                           INDICES



YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       15,353       547             9,747           25,647    37,674    41,930    14,301

2/29/96      13,650       466             7,502           21,618    29,862    32,749    13,880

2/28/95      11,717       335             5,700           17,752    22,169    23,391    13,522

2/28/94      13,831       397             6,071           20,299    20,650    21,749    13,145

2/28/93      10,984       315             4,628           15,927    19,060    18,604    12,823

2/29/92      9,533        273             4,006           13,812    17,223    17,508    12,419

2/28/91      7,886        225             2,480           10,591    14,846    14,958    12,079

2/28/90      7,934        95              1,444           9,473     12,949    13,122    11,470

2/28/89      8,521        45              338             8,904     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Construction and Housing Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____for dividends and $_______ for capital gain distributions.
   CONSUMER INDUSTRIES PORTFOLIO: During the period from June 29, 1990 (commencement of operations) to February 28, 1998, a hypothetical $10,000 investment in Consumer Industries Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
CONSUMER INDUSTRIES PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       20,040       152             5,361           25,553    26,701    28,811    12,286

2/29/96      17,305       130             4,630           22,065    21,164    22,502    11,925

2/28/95      13,493       82              3,397           16,972    15,712    16,072    11,617

2/28/94      14,783       90              2,916           17,789    14,636    14,944    11,293

2/28/93      12,581       77              1,193           13,851    13,509    12,783    11,016

2/29/92      13,512       83              241             13,836    12,206    12,030    10,670

2/28/91*     10,505       65              0               10,570    10,522    10,278    10,377


   * From June 29, 1990 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Consumer Industries Portfolio on June 29, 1990, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $______ for capital gain distributions.
   CYCLICAL INDUSTRIES PORTFOLIO: During the period from March 3, 1997 (commencement of operations) to February 28, 1998, a hypothetical $10,000 investment in Consumer Industries Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.


   CYCLICAL INDUSTRIES PORTFOLIO                                             INDICES
   YEAR ENDED   VALUE OF         VALUE OF        VALUE OF     TOTAL          S&P 500          DJIA          COST OF
                   INITIAL    REINVESTED         REINVESTED   VALUE                                          LIVING**
                   $10,000    DIVIDEND           CAPITAL GAIN
                   INVESTMENT DISTRIBUTIONS   DISTRIBUTIONS







   2/28/98      $             $               $               $               $                $             $


   * From March 3, 1997 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Consumer Industries Portfolio on March 13, 1997, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $______ for capital gain distributions.
   DEFENSE AND AEROSPACE PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Defense and Aerospace Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
DEFENSE AND AEROSPACE PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       16,416       339             4,512           21,267    37,674    41,930    14,301

2/29/96      15,299       315             2,740           18,354    29,862    32,749    13,880

2/28/95      11,141       229             1,082           12,452    22,169    23,391    13,522

2/28/94      10,857       224             877             11,958    20,650    21,749    13,145

2/28/93      8,554        125             377             9,056     19,060    18,604    12,823

2/29/92      8,469        124             373             8,966     17,223    17,508    12,419

2/28/91      7,346        75              323             7,744     14,846    14,958    12,079

2/28/90      6,631        0               292             6,923     12,949    13,122    11,470

2/28/89      6,665        0               294             6,959     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Defense and Aerospace Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_______ for capital gain distributions.
   DEVELOPING COMMUNICATIONS PORTFOLIO: During the period from June 29, 1990 (commencement of operations) to February 28, 1998, a hypothetical $10,000 investment in Developing Communications Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.

DEVELOPING COMMUNICATIONS PORTFOLIO                           INDICES



YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500    DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                          LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $          $         $

2/28/97       19,090       0              12,194           31,284   $ 26,701    28,811    12,886

2/29/96      18,837       0               12,034          30,871    21,164     22,502    11,925

2/28/95      19,788       0               5,549           25,337    15,712     16,072    11,617

2/28/94      19,061       0               3,238           22,299    14,636     14,944    11,293

2/28/93      15,947       0               1,174           17,121    13,509     12,783    11,016

2/29/92      13,997       0               1,002           14,999    12,206     12,030    10,670

2/28/91*     10,777       0               0               10,777    10,522     10,278    10,377


   * From June 29, 1990 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Developing Communications Portfolio on June 29, 1990, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_______ for capital gain distributions.
   ELECTRONICS PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Electronics Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
ELECTRONICS PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       34,565       42              15,037          49,644    37,674    41,930    14,301

2/29/96      25,666       31              11,166          36,863    29,862    32,749    13,880

2/28/95      18,034       22              3,284           21,340    22,169    23,391    13,522

2/28/94      16,094       20              2,930           19,044    20,650    21,749    13,145

2/28/93      13,006       16              0               13,022    19,060    18,604    12,823

2/29/92      11,904       15              0               11,919    17,223    17,508    12,419

2/28/91      9,245        11              0               9,256     14,846    14,958    12,079

2/28/90      7,878        0               0               7,878     12,949    13,122    11,470

2/28/89      6,230        0               0               6,230     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Electronics Portfolio on March 1, 1987, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_______ for capital gain distributions.
   ENERGY PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Energy Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
ENERGY PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       15,901       1,715           5,430           23,046    37,674    41,930    14,301

2/29/96      14,155       1,406           3,589           19,150    29,862    32,749    13,800

2/28/95      12,013       1,096           2,727           15,836    22,169    23,391    13,522

2/28/94      12,483       1,028           2,319           15,830    20,650    21,749    13,145

2/28/93      11,819       946             1,667           14,432    19,060    18,604    12,823

2/29/92      10,573       605             1,491           12,669    17,223    17,508    12,419

2/28/91      11,543       509             1,610           13,662    14,846    14,958    12,079

2/28/90      12,841       438             503             13,782    12,949    13,122    11,470

2/28/89      9,827        292             251             10,370    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Energy Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_______ for capital gain distributions.
   ENERGY SERVICE PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Energy Service Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
ENERGY SERVICE PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       20,006       227             2,479           22,712    37,674    41,930    14,301

2/29/96      15,733       170             1,270           17,173    29,862    32,749    13,880

2/28/95      11,705       92              544             12,341    22,169    23,391    13,522

2/28/94      11,401       69              0               11,470    20,650    21,749    13,145

2/28/93      10,766       18              0               10,784    19,060    18,604    12,823

2/29/92      9,172        15              0               9,187     17,223    17,508    12,419

2/28/91      13,201       22              0               13,223    14,846    14,958    12,079

2/28/90      12,008       0               0               12,008    12,949    13,122    11,470

2/28/89      7,891        0               0               7,891     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Energy Service Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $______ for capital gain distributions.
   ENVIRONMENTAL SERVICES PORTFOLIO: During the period from June 29, 1989 (commencement of operations) to February 28, 1998, a hypothetical $10,000 investment in Environmental Services Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
ENVIRONMENTAL SERVICES PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       14,065       12              1,915           15,992    30,323    34,376    12,861

2/29/96      12,047       11              1,619           13,677    24,035    26,849    12,482

2/28/95      9,962        9               757             10,728    17,843    19,177    12,160

2/28/94      11,572       10              880             12,462    16,621    17,831    11,821

2/28/93      11,019       10              838             11,867    15,341    15,252    11,531

2/29/92      12,649       11              486             13,146    13,862    14,354    11,168

2/28/91      12,600       11              0               12,611    11,949    12,263    10,862

2/28/90*     10,554       9               0               10,563    10,422    10,758    10,314


   * From June 29, 1989 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Environmental Services Portfolio on June 29, 1989, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $________ for capital gain distributions.
   FINANCIAL SERVICES PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Financial Services Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
FINANCIAL SERVICES PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       22,335       3,339           13,874          39,548    37,674    41,930    14,301

2/29/96      17,693       2,381           9,105           29,179    29,862    32,749    13,880

2/28/95      12,988       1,622           6,374           20,984    22,169    23,391    13,522

2/28/94      13,799       1,438           4,801           20,038    20,650    21,749    13,145

2/28/93      14,351       1,421           2,304           18,076    19,060    18,604    12,823

2/29/92      11,254       967             828             13,049    17,223    17,508    12,419

2/28/91      7,605        563             559             8,727     14,846    14,958    12,079

2/28/90      8,020        386             590             8,996     12,949    13,122    11,470

2/28/89      7,551        279             505             8,335     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Financial Services Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $_______ for capital gain distributions.
   FOOD AND AGRICULTURE PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Food and Agriculture Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
FOOD AND AGRICULTURE PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       25,334       1,384           18,658          45,376    37,674    41,930    14,301

2/29/96      23,980       1,070           14,897          39,947    29,862    32,749    13,880

2/28/95      18,507       672             9,784           28,963    22,169    23,391    13,522

2/28/94      17,915       579             7,804           26,298    20,650    21,749    13,145

2/28/93      17,557       503             5,486           23,546    19,060    18,604    12,823

2/29/92      17,198       418             4,187           21,803    17,223    17,508    12,419

2/28/91      15,349       304             2,709           18,362    14,846    14,958    12,079

2/28/90      12,505       85              1,739           14,329    12,949    13,122    11,470

2/28/89      10,821       54              415             11,290    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Food and Agriculture Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $_______ for capital gain distributions.
   HEALTH CARE PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Health Care Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
HEALTH CARE PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       22,972       1,471           23,596          48,039    37,674    41,930    14,301

2/29/96      22,528       1,165           16,203          39,896    29,862    32,749    13,880

2/28/95      17,070       703             10,788          28,561    22,169    23,391    13,522

2/28/94      14,196       385             7,181           21,762    20,650    21,749    13,145

2/28/93      11,788       299             5,963           18,050    19,060    18,604    12,823

2/29/92      17,826       388             5,707           23,921    17,223    17,508    12,419

2/28/91      14,664       231             2,484           17,379    14,846    14,958    12,079

2/28/90      9,951        115             497             10,563    12,949    13,122    11,470

2/28/89      8,036        68              242             8,346     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Health Care Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $_______ for capital gain distributions.
   HOME FINANCE PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Home Finance Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
HOME FINANCE PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       27,425       3,269           31,878          62,572    37,674    41,930    14,301

2/29/96      19,853       1,997           20,572          42,422    29,862    32,749    13,880

2/28/95      14,261       1,257           14,098          29,616    22,169    23,391    13,522

2/28/94      14,923       1,157           10,261          26,341    20,650    21,749    13,145

2/28/93      13,223       1,016           7,783           22,022    19,060    18,604    12,823

2/29/92      9,134        694             5,153           14,981    17,223    17,508    12,419

2/28/91      5,974        335             3,370           9,679     14,846    14,958    12,079

2/28/90      5,473        150             3,088           8,711     12,949    13,122    11,470

2/28/89      6,141        130             3,006           9,277     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Home Finance Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $_______ for capital gain distributions.
   INDUSTRIAL EQUIPMENT PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Industrial Equipment Portfolio would have grown to $_______ including the effect of the fund's 3.00% sales charge.
INDUSTRIAL EQUIPMENT PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       18,746       413             6,474           25,633    37,674    41,930    14,301

2/29/96      18,452       370             2,856           21,678    29,862    32,749    13,880

2/28/95      14,726       261             852             15,839    22,169    23,391    13,522

2/28/94      15,145       267             738             16,150    20,650    21,749    13,145

2/28/93      11,052       188             290             11,530    19,060    18,604    12,823

2/29/92      10,516       178             276             10,970    17,223    17,508    12,419

2/28/91      8,686        60              228             8,974     14,846    14,958    12,079

2/28/90      8,679        0               227             8,906     12,949    13,122    11,470

2/28/89      7,466        0               196             7,662     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Industrial Equipment Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $_______ for capital gain distributions.
   INDUSTRIAL MATERIALS PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Industrial Materials Portfolio would have grown to $_________, including the effect of the fund's 3.00% sales charge.
INDUSTRIAL MATERIALS PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       19,993       1,513           1,302           22,808    37,674    41,930    14,301

2/29/96      18,843       1,380           16              20,239    29,862    32,749    13,880

2/28/95      16,718       1,119           14              17,851    22,169    23,391    13,522

2/28/94      15,663       907             13              16,583    20,650    21,749    13,145

2/28/93      12,606       685             11              13,302    19,060    18,604    12,823

2/29/92      11,970       590             10              12,570    17,223    17,508    12,419

2/28/91      8,992        401             8               9,401     14,846    14,958    12,079

2/28/90      9,411        171             8               9,590     12,949    13,122    11,470

2/28/89      9,729        177             8               9,914     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Industrial Materials Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_______ for capital gain distributions.
   INSURANCE PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Insurance Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
INSURANCE PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       24,377       1,416           7,851           33,644    37,674    41,930    14,301

2/29/96      20,005       1,132           5,090           26,227    29,862    32,749    13,880

2/28/95      15,925       841             3,485           20,251    22,169    23,391    13,522

2/28/94      14,505       765             3,175           18,445    20,650    21,749    13,145

2/28/93      16,127       842             1,709           18,678    19,060    18,604    12,823

2/29/92      14,027       706             0               14,733    17,223    17,508    12,419

2/28/91      11,792       401             0               12,193    14,846    14,958    12,079

2/28/90      10,604       361             0               10,965    12,949    13,122    11,470

2/28/89      8,945        213             0               9,158     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Insurance on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_______ for capital gain distributions.
   LEISURE PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Leisure Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
LEISURE PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       18,477       279             13,561          32,317    37,674    41,930    14,301

2/29/96      17,835       269             11,238          29,342    29,862    32,749    13,880

2/28/95      15,726       237             7,030           22,993    22,169    23,391    13,522

2/28/94      17,499       264             5,479           23,242    20,650    21,749    13,145

2/28/93      13,818       209             2,921           16,948    19,060    18,604    12,823

2/29/92      12,342       187             2,609           15,138    17,223    17,508    12,419

2/28/91      9,974        151             2,108           12,233    14,846    14,958    12,079

2/28/90      9,932        27              2,099           12,058    12,949    13,122    11,470

2/29/89      9,955        0               1,314           11,269    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Leisure Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $________ for capital gain distributions.
   MEDICAL DELIVERY PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Medical Delivery Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
MEDICAL DELIVERY PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       29,731       370             19,269          49,370    37,674    41,930    14,301

2/29/96      30,477       379             13,823          44,679    29,862    32,749    13,880

2/28/95      24,360       303             8,642           33,305    22,169    23,391    13,522

2/28/94      21,313       169             6,359           27,841    20,650    21,749    13,145

2/28/93      15,196       121             4,534           19,851    19,060    18,604    12,823

2/29/92      23,015       183             4,342           27,540    17,223    17,508    12,419

2/28/91      17,687       140             2,018           19,845    14,846    14,958    12,079

2/28/90      11,108       89              907             12,104    12,949    13,122    11,470

2/28/89      9,185        30              539             9,754     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Medical Delivery Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $________ for capital gain distributions.
   MONEY MARKET PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Money Market Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
MONEY MARKET PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       9,700        7,041           0               16,741    37,674    41,930    14,301

2/29/96      9,700        6,241           0               15,941    29,862    32,749    13,880

2/28/95      9,700        5,401           0               15,101    22,169    23,391    13,522

2/28/94      9,700        4,781           0               14,481    20,650    21,749    13,145

2/28/93      9,700        4,411           0               14,111    19,060    18,604    12,823

2/29/92      9,700        3,963           0               13,663    17,223    17,508    12,419

2/28/91      9,700        3,274           0               12,974    14,846    14,958    12,079

2/28/90      9,700        2,338           0               12,038    12,949    13,122    11,470

2/28/89      9,700        1,367           0               11,067    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Money Market Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends. The fund did not distribute any capital gains during the period.
   MULTIMEDIA PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Multimedia Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
MULTIMEDIA PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       19,676       45              16,936          36,657    37,674    41,930    14,301

2/29/96      21,470       49              16,874          38,393    29,862    32,749    13,880

2/28/95      17,654       18              11,419          29,091    22,169    23,391    13,522

2/28/94      18,855       19              7,729           26,603    20,650    21,749    13,145

2/28/93      14,424       14              5,287           19,725    19,060    18,604    12,823

2/29/92      12,717       13              4,436           17,166    17,223    17,508    12,419

2/28/91      9,637        10              3,361           13,008    14,846    14,958    12,079

2/28/90      9,755        10              3,403           13,168    12,949    13,122    11,470

2/28/89      11,454       11              1,664           13,129    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Multimedia Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $_______ for capital gain distributions.
   NATURAL GAS PORTFOLIO: During the period from April 21, 1993 (commencement of operations) to February 28, 1998, a hypothetical $10,000 investment in Natural Gas Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
NATURAL GAS PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       12,125       97              436             12,658    19,627    21,973    11,083

2/29/96      11,019       78              159             11,256    15,557    17,161    10,757

2/28/95      8,711        20              125             8,856     11,549    12,258    10,479

2/28/94*     9,196        0               132             9,328     10,758    11,397    10,188


   * From April 21, 1993 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Natural Gas Portfolio on April 21, 1993, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_______ for capital gain distributions.
   NATURAL RESOURCES PORTFOLIO: During the period from March 13, 1997 (commencement of operations) to February 28, 1998, a hypothetical $10,000 investment in Natural Gas Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.


   NATURAL RESOURCES PORTFOLIO                                                 INDICES
   YEAR ENDED          VALUE OF     VALUE OF        VALUE OF       TOTAL    S&P 500          DJIA          COST OF
                       INITIAL      REINVESTED      REINVESTED      VALUE                                  LIVING**
                       $10,000      DIVIDEND        CAPITAL GAIN
                       INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







   2/28/98             $                $                $            $           $          $             $


   * From March 3, 1997 (commencement of operations).
   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Natural Gas Portfolio on March 3, 1997, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_______ for capital gain distributions.
   PAPER AND FOREST PRODUCTS PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Paper and Forest Products Portfolio would have grown to $______, including the effect of the fund's 3.00% sales charge.

PAPER AND FOREST PRODUCTS PORTFOLIO                           INDICES



YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       13,398       1,143           5,177           19,718    37,674    41,930    14,301

2/29/96      12,871       1,010           3,903           17,784    29,862    32,749    13,880

2/28/95      13,094       966             2,229           16,289    22,169    23,391    13,522

2/28/94      12,147       896             1,133           14,176    20,650    21,749    13,145

2/28/93      9,960        728             929             11,617    19,060    18,604    12,823

2/29/92      9,310        615             868             10,793    17,223    17,508    12,419

2/28/91      7,315        285             682             8,282     14,846    14,958    12,079

2/28/90      7,086        142             661             7,889     12,949    13,122    11,470

2/28/89      7,365        47              687             8,099     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Paper and Forest Products Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_______ for capital gain distributions.
   PRECIOUS METALS AND MINERALS PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Precious Metals and Minerals Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.

PRECIOUS METALS AND MINERALS PORTFOLIO                           INDICES



YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       14,220       2,019           114             16,353    37,674    41,930    14,301

2/29/96      15,207       2,116           122             17,445    29,862    32,749    13,880

2/28/95      11,078       1,498           89              12,665    22,169    23,391    13,522

2/28/94      12,058       1,442           97              13,597    20,650    21,749    13,145

2/28/93      7,153        761             57              7,971     19,060    18,604    12,823

2/29/92      7,944        677             64              8,685     17,223    17,508    12,419

2/28/91      7,923        596             64              8,583     14,846    14,958    12,079

2/28/90      10,338       625             83              11,046    12,949    13,122    11,470

2/28/89      8,626        410             69              9,105     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Precious Metals and Minerals Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $___ for capital gain distributions.
   REGIONAL BANKS PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Regional Banks Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
REGIONAL BANKS PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       32,552       5,158           25,876          63,586    37,674    41,930    14,301

2/29/96      24,171       3,371           16,822          44,364    29,862    32,749    13,880

2/28/95      17,863       2,154           11,460          31,477    22,169    23,391    13,522

2/28/94      17,843       1,685           9,675           29,203    20,650    21,749    13,145

2/28/93      20,709       1,722           4,999           27,430    19,060    18,604    12,823

2/29/92      15,661       1,182           2,903           19,746    17,223    17,508    12,419

2/28/91      10,027       615             1,355           11,997    14,846    14,958    12,079

2/28/90      10,533       428             1,424           12,385    12,949    13,122    11,470

2/28/89      10,117       302             723             11,142    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Regional Banks Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $_______ for capital gain distributions.
   RETAILING PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Retailing Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
RETAILING PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       23,838       1,000           14,166          39,004    37,674    41,930    14,301

2/29/96      19,981       838             11,795          32,614    29,862    32,749    13,880

2/28/95      17,142       719             10,119          27,980    22,169    23,391    13,522

2/28/94      17,859       749             10,542          29,150    20,650    21,749    13,145

2/28/93      17,113       718             7,383           25,214    19,060    18,604    12,823

2/29/92      16,876       708             6,001           23,585    17,223    17,508    12,419

2/28/91      11,155       468             3,578           15,201    14,846    14,958    12,079

2/28/90      9,370        393             2,975           12,738    12,949    13,122    11,470

2/28/89      9,456        266             950             10,672    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Retailing Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_______ for capital gain distributions.
   SOFTWARE AND COMPUTER SERVICES PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Software and Computer Services would have grown to $_________, including the effect of the fund's 3.00% sales charge.

SOFTWARE AND COMPUTER SERVICES PORTFOLIO                           INDICES



YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       22,748       0               22,302          45,050    37,674    41,930    14,301

2/29/96      20,926       0               17,861          38,787    29,862    32,749    13,880

2/28/95      16,804       0               10,867          27,671    22,169    23,391    13,522

2/28/94      16,700       0               10,435          27,135    20,650    21,749    13,145

2/28/93      15,966       0               4,407           20,373    19,060    18,604    12,823

2/29/92      13,475       0               3,719           17,194    17,223    17,508    12,419

2/28/91      10,897       0               1,238           12,135    14,846    14,958    12,079

2/28/90      8,688        0               988             9,676     12,949    13,122    11,470

2/28/89      8,509        0               449             8,958     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Software and Computer Services Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_________ for capital gain distributions.
   TECHNOLOGY PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Technology Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
TECHNOLOGY PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       20,907       228             13,628          34,763    37,674    41,930    14,301

2/29/96      19,809       216             10,836          30,861    29,862    32,749    13,880

2/28/95      15,237       165             5,075           20,477    22,169    23,391    13,522

2/28/94      15,157       165             4,253           19,575    20,650    21,749    13,145

2/28/93      12,544       76              1,814           14,434    19,060    18,604    12,823

2/29/92      12,957       79              625             13,661    17,223    17,508    12,419

2/28/91      9,548        0               460             10,008    14,846    14,958    12,079

2/28/90      7,280        0               351             7,631     12,949    13,122    11,470

2/28/89      6,323        0               305             6,628     10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Technology Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $________ for capital gain distributions.
   TELECOMMUNICATIONS PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Telecommunications Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
TELECOMMUNICATIONS PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       25,200       2,506           14,103          41,809    37,674    41,930    14,301

2/29/96      27,050       2,419           9,297           38,766    29,862    32,749    13,880

2/28/95      23,114       1,787           5,916           30,817    22,169    23,391    13,522

2/28/94      22,366       1,310           4,864           28,540    20,650    21,749    13,145

2/28/93      20,612       1,074           1,727           23,413    19,060    18,604    12,823

2/29/92      17,597       802             1,175           19,574    17,223    17,508    12,419

2/28/91      14,342       489             958             15,789    14,846    14,958    12,079

2/28/90      14,517       188             970             15,675    12,949    13,122    11,470

2/28/89      12,256       100             339             12,695    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Telecommunications Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $________ for capital gain distributions.
   TRANSPORTATION PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Transportation Portfolio would have grown to $________, including the effect of the fund's 3.00% sales charge.
TRANSPORTATION PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       18,352       75              13,289          31,716    37,674    41,930    14,301

2/29/96      18,096       73              12,131          30,300    29,862    32,749    13,880

2/28/95      16,948       70              9,808           26,826    22,169    23,391    13,522

2/28/94      17,889       74              7,368           25,331    20,650    21,749    13,145

2/28/93      15,421       63              4,388           19,872    19,060    18,604    12,823

2/29/92      12,771       53              3,294           16,118    17,223    17,508    12,419

2/28/91      9,312        0               2,402           11,714    14,846    14,958    12,079

2/28/90      10,187       0               2,116           12,303    12,949    13,122    11,470

2/28/89      10,534       0               176             10,710    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Transportation Portfolio on March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $_______ for capital gain distributions.
   UTILITIES GROWTH PORTFOLIO: During the 10-year period ended February 28, 1998, a hypothetical $10,000 investment in Utilities Growth Portfolio would have grown to $_______, including the effect of the fund's 3.00% sales charge.
UTILITIES GROWTH PORTFOLIO                           INDICES


YEAR ENDED   VALUE OF     VALUE OF        VALUE OF        TOTAL     S&P 500   DJIA      COST OF
             INITIAL      REINVESTED      REINVESTED      VALUE                         LIVING**
             $10,000      DIVIDEND        CAPITAL GAIN
             INVESTMENT   DISTRIBUTIONS   DISTRIBUTIONS







2/28/98      $            $               $               $         $         $         $

2/28/97       15,657       6,153           8,226           30,036    37,674    41,930    14,301

2/29/96      14,656       5,310           5,459           25,425    29,862    32,749    13,880

2/28/95      11,880       3,903           4,425           20,208    22,169    23,391    13,522

2/28/94      12,469       3,447           4,249           20,165    20,650    21,749    13,145

2/28/93      14,131       3,320           2,216           19,667    19,060    18,604    12,823

2/29/92      12,455       2,341           1,205           16,001    17,223    17,508    12,419

2/28/91      12,033       1,563           674             14,270    14,846    14,958    12,079

2/28/90      11,328       1,233           406             12,967    12,949    13,122    11,470

2/28/89      9,179        720             329             10,228    10,890    10,864    10,896


   ** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Utilities Growth Portfolio March 1, 1988, assuming the 3.00% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $______ for capital gain distributions.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do
not take sales charges or    trading     fees into consideration, and
are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each stock fund may compare its performance to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
The money market fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/ALL TAXABLE, which is reported in IBC's MONEY FUND REPORT(trademark), covers over ___ taxable money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. A stock fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate a stock fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A stock fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of February 28, 1998, FMR advised over $__ billion in tax-free fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, the money market fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. The fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE   , EXCHANGE     AND REDEMPTION INFORMATION
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive each fund's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in
connection with    a     fund's merger with or acquisition of any
investment company or trust. In addition, FDC has chosen to waive each
fund's    front-end     sales charge in certain instances because of
efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security
Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;
2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer,
or an affiliate (as described in exemption    1     above) of such
employer, maintained at least one employee benefit plan that qualified
for exemption    1     and that had at least some portion of its
assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;
4. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);
6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);
7. to shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager;
8. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; or
10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities.
   The stock funds'     sales charge may be reduced to reflect sales
charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in the following prototype or prototype-like retirement plans sponsored by FMR or FMR
Corp.: The Fidelity    Traditional IRA, The Fidelity Roth IRA, The
Fidelity Roth Conversion     IRA, The Fidelity Rollover IRA, The
Fidelity SEP-IRA and SARSEP, The Fidelity SIMPLE IRA, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan).
On October 12, 1990, the funds changed their sales charge policy from a 2% sales charge upon purchase and a 1% deferred sales charge upon redemption, to a 3% sales charge upon purchase. If you purchased your shares prior to that date, when you redeem those shares a
   trading     fee will be deducted and a deferred sales charge of 1%
of this net redemption amount will be deducted. The deferred sales charge does not apply to exchanges between Select funds.
Each fund is open for business and its    net asset value per share
(NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday
closings for 1998: New Year's Day,    Martin Luther King's
Birthday    , Presidents' Day, Good Friday, Memorial Day,
   Independence     Day (observed), Labor Day, Thanksgiving Day, and
Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed. FSC normally determines each fund's NAV hourly, from 10:00 a.m. to 4:00 p.m., and the final determination of each fund's NAV will coincide with the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are
valued in computing    e    a   ch     fund's NAV. Shareholders
receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of each stock fund's income may qualify for the dividends-received deduction available to corporate shareholders to
the extent that    the     fund's income is derived from qualifying
dividends. Because each fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of each fund's dividends derived from certain
U.S.    Government securities     may be exempt from state and local
taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase
(decrease) dividend distributions.    If the fund's distributions
exceed its net investment company taxable income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in the fund.
    Short-term capital gains are distributed as dividend income. Each fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year. CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. The money market fund may distribute any net realized short-term capital gains once a year or more often as
necessary, to maintain its net asset value at $1.00 per share.    The
money market fund does not anticipate distributing long-term capital gains.
   [    FOR FUNDS DECLARING A CAPITAL GAIN DIVIDEND:    As of
    February 28   , 199_, the fund hereby designates approximately
$_______ as a capital gain dividend for the purpose of the dividend-paid deduction.]
       (USE THIS PARAGRAPH ONLY FOR FUNDS WITH A CAPITAL LOSS
CARRYOVER)    As of     February 28   , 199_, [the fund/[Name(s) of
Fund(s)] had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will
expire on     February 28   , 199_, ___, ____, and ____ ,
respectively, is available to offset future capital gains.
   As of February 28, 1998, the following funds hereby designate a capital gain dividend for the purpose of the dividend-paid deduction:

                                                               CAPITAL
GAIN DIVIDEND
   FUND                                         DOLLAR AMOUNT

   AMERICAN GOLD                                $

   AUTOMOTIVE

   BIOTECHNOLOGY

   BROKERAGE AND INVESTMENT MANAGEMENT

   CHEMICALS

   FUND                                         DOLLAR AMOUNT

   COMPUTERS

   CONSTRUCTION AND HOUSING

   CONSUMER INDUSTRIES

   CYCLICAL INDUSTRIES

   DEFENSE AND AEROSPACE

   ELECTRONICS

   ENERGY

   ENERGY SERVICE

   FINANCIAL SERVICES

   FOOD AND AGRICULTURE

   HEALTH CARE

   HOME FINANCE

   INDUSTRIAL EQUIPMENT

   INDUSTRIAL MATERIALS

   INSURANCE

   LEISURE

   MEDICAL DELIVERY

   MULTIMEDIA

   NATURAL GAS

   NATURAL RESOURCES

   PAPER AND FOREST PRODUCTS

   REGIONAL BANKS

   RETAILING

   SOFTWARE AND COMPUTER SERVICES

   TECHNOLOGY

   TELECOMMUNICATIONS

   TRANSPORTATION

   UTILITIES GROWTH


   [As of February 28, 1998, [Name of Portfolio] Portfolio had a capital loss carryforward aggregating approximately $______. This loss carryforward, of which $________, $__________ and $________ will expire on _____, ____9_, ____and ____, respectively, is available to offset future capital gains.]

FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to
foreign securities.    Because each fund does not currently anticipate
that securities of foreign issuers will constitute     more than 50%
of    its     total assets    at the end of its fiscal year,
shareholders should not expect to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to
shareholders.    In order to qualify as a regulated investment company
and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, each fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds   , if
any,     o   f its trust     for tax purposes.
   If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees,    Members of the Advisory Board    , and executive
officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and
   Members of the Advisory Board     also serve in similar capacities
for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested
person" (as defined in the    Investment Company Act of 1940)     is
82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (67), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a
Director of    Fidelity Investments Money Management, Inc.,
    Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
   J. GARY BURKHEAD (56), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (64), Trustee, is    President of RABAR Enterprises
(management consulting-engineering industry, 1994).     Prior to
February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources
Company (exploration and production). He is a Director of    USA Waste
Services, Inc    . (non-hazardous waste, 1993), CH2M Hill Companies
(engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (65), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (54), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the
corporate board for    LucasVarity     PLC (automotive components and
diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (70), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of
First Union Real Estate Investments.    In addition, he serves as a
Trustee of the Cleveland Clinic Foundation,     where he has also been
a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (65), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (55), Trustee, is Vice Chairman and Director of FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   WILLIAM O. McCOY (64), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (6   9    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and
electronic products)    from 1987-1996 and Brush-Wellman Inc. (metal
refining) from 1983-1997.
MARVIN L. MANN (64), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
   1993), Imation Corp. (imaging and information storage, 1997    ),
and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
* ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (69), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
   BOYCE I. GREER (42), is Vice President of Money Market Funds
(1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
ERIC D. ROITER (49), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
   FRED L. HENNING, JR. (58), is Vice President of Fidelity's Fixed-Income Group (1995) Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
   RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER (53), Assistant Vice President, is Assistant Vice
President of Fidelity's    M    unicipal    B    ond    F    unds
(1996) and of Fidelity's    M    oney    M    arket    F    unds and
Vice President and Associate General Counsel of    Fidelity
Investments Money Management, Inc.
JOHN H. COSTELLO (51), Assistant Treasurer, is an employee of FMR. LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (39), Assistant Treasurer, is Assistant Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation
of each Trustee and    Member of the Advisory Board     of each fund
for his or her services for the fiscal year ended February 28, 1998 or calendar year ended December 31, 1997, as applicable.
COMPENSATION TABLE



AGGRE
GATE    J. Gary  Ralph  Phyllis Richard  Edward  E.                       William  Gerald C. Edward H. Marvin   Thomas
COMPENSA
TION    Burkhead F. Cox Burke   J. Flynn C.      Bradley Donald  Peter S. O. McCoy McDonough Malone    L. Mann  R.
FROM A
FUNDA**                 Davis   ***      Johnson Jones   J. Kirk Lynch**  ****               ***                Williams
                                         3d**

Air TransportationC
        $        $      $       $        $       $       $       $        $        $         $         $         $

American GoldD
        $        $      $       $        $       $       $       $        $        $         $         $         $

AutomotiveE
        $        $      $       $        $       $       $       $        $        $         $         $         $

BiotechnologyF
        $        $      $       $        $       $       $       $        $        $         $         $         $

Brokerage and
Investment
Management
        $        $      $       $        $       $       $       $        $        $         $         $         $

Business Services
and Outsourcing
        $        $      $       $        $       $       $       $        $        $         $         $         $

ChemicalsG
        $        $      $       $        $       $       $       $        $        $         $         $         $

ComputersH
        $        $      $       $        $       $       $       $        $        $         $         $         $

Construction and
HousingI
        $        $      $       $        $       $       $       $        $        $         $         $         $

Consumer
Industries
        $        $      $       $        $       $       $       $        $        $         $         $         $

Cyclical
Industries+
        $        $      $       $        $       $       $       $        $        $         $         $         $

Defense and
Aerospace
        $        $      $       $        $       $       $       $        $        $         $         $         $

Developing
CommunicationsJ
        $        $      $       $        $       $       $       $        $        $         $         $         $

ElectronicsK
        $        $      $       $        $       $       $       $        $        $         $         $         $

EnergyL
        $        $      $       $        $       $       $       $        $        $         $         $         $

Energy ServiceM
        $        $      $       $        $       $       $       $        $        $         $         $         $

Environmental
ServicesN
        $        $      $       $        $       $       $       $        $        $         $         $         $

Financial
ServicesO
        $        $      $       $        $       $       $       $        $        $         $         $         $

Food and
AgricultureP
        $        $      $       $        $       $       $       $        $        $         $         $         $

Health CareQ,B,GG
        $        $      $       $        $       $       $       $        $        $         $         $         $

Home FinanceR
        $        $      $       $        $       $       $       $        $        $         $         $         $

Industrial
EquipmentS
        $        $      $       $        $       $       $       $        $        $         $         $         $

Industrial
MaterialsT
        $        $      $       $        $       $       $       $        $        $         $         $         $

Insurance
        $        $      $       $        $       $       $       $        $        $         $         $         $

LeisureU
        $        $      $       $        $       $       $       $        $        $         $         $         $

Medical DeliveryV
        $        $      $       $        $       $       $       $        $        $         $         $         $

MultimediaW
        $        $      $       $        $       $       $       $        $        $         $         $         $

Natural GasX
        $        $      $       $        $       $       $       $        $        $         $         $         $

Natural
Resources+
        $        $      $       $        $       $       $       $        $        $         $         $         $

Paper and Forest
Products
        $        $      $       $        $       $       $       $        $        $         $         $         $

Precious Metals
and MineralsY
        $        $      $       $        $       $       $       $        $        $         $         $         $

Regional BanksZ
        $        $      $       $        $       $       $       $        $        $         $         $         $

RetailingAA
        $        $      $       $        $       $       $       $        $        $         $         $         $

Software and
Computer
ServicesBB
        $        $      $       $        $       $       $       $        $        $         $         $         $

TechnologyCC
        $        $      $       $        $       $       $       $        $        $         $         $         $

Telecommunication
sDD
        $        $      $       $        $       $       $       $        $        $         $         $         $

Transportation
        $        $      $       $        $       $       $       $        $        $         $         $         $

Utilities GrowthEE
        $        $      $       $        $       $       $       $        $        $         $         $         $

Money MarketFF
        $        $      $       $        $       $       $       $        $        $         $         $         $

TOTAL
COMPENSATION
FROM THE FUND
COMPLEX*,A
        $        $      $       $        $       $       $       $        $        $         $         $         $


* Information is for the calendar year ended December 31, 1997 for
   230     funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
**** During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of the trust. Mr. McCoy was appointed to the Board of Trustees effective January 1, 1997.
+ Estimated
A Compensation figures include cash,    amounts required to be
deferred,     and may include    amounts deferred at the election of
Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000, Phyllis Burke Davis, $75,000, Robert M. Gates $62,500; E. Bradley Jones, $75,000, Donald J. Kirk, $75,000, William
O. McCoy, $75,000, Gerald C. McDonough, $87,500, Marvin L. Mann, $75,000, and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
B Compensation figures include cash, and may include amounts required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and amounts deferred at the election of Trustees.
C The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $1, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__, Marvin L. Mann, $__, and Thomas R. Williams, $__.
D The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
E The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
F The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
G The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
H The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
I The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
J The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
K The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
L The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
M The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
N The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
O The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
P The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
Q The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $62.
R The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
S The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
T The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
U The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
V The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
W The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
X The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
Y The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
Z The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
AA The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
BB The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
CC The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__6, and Thomas R. Williams, $__.
DD The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
EE The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
FF The following amounts are required to be deferred by each
non-interested Trustee   :     Ralph F. Cox, $__, Phyllis Burke Davis,
$__,    Robert M. Gates    , $__, E. Bradley Jones, $__, Donald J.
Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__,
    Marvin L. Mann, $__, and Thomas R. Williams, $__.
GG For the fiscal year ended February 28, 1997, certain of the non-interested Trustees' aggregate compensation from Health Care Portfolio includes accrued voluntary deferred compensation as follows:
Cox $__, Malone $__, Mann $__, Williams $__.
[TREASURER'S OFFICE WILL ANCHOR THIS FOOTNOTE AS APPROPRIATE FOR YOUR
FUND(S): G   Certain     of the non-interested Trustees' aggregate
compensation from a fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].]
   Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   [IF EITHER FMR OR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF A FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately __% of [Fund Name]'s total outstanding shares was held by [an] FMR affiliate[s]. FMR Corp. is the ultimate parent company of [this/these] FMR affiliate[s]. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund Name]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.]
   [IF NEITHER FMR NOR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF THE FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than __% of each fund's total outstanding shares.]
   [    REVISE AS APPROPRIATE; REQUEST INFORMATION FROM        ANTHONY
AMADOR:    As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING
DATE], the following owned of record or beneficially 5% or more of a fund's outstanding shares:]
   [    REQUEST INFORMATION FROM ANTHONY AMADOR (IF FUND HAS A
SHAREHOLDER WHO OWNS 25% OR MORE):    A shareholder owning of record
or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

MANAGEMENT CONTRACTS
   FMR is manager of the stock funds (except Business Services and Outsourcing, Cyclical Industries, and Natural Resources) and the money market fund pursuant to management contracts dated March 1, 1994, which were approved by shareholders on February 16, 1994. FMR is manager of Cyclical Industries and Natural Resources pursuant to management contracts dated January 16, 1997, which were approved by FMR, then sole shareholder, on February 14, 1997. FMR is manager of Business Services and Outsourcing pursuant to a management contract dated December 18, 1997, which was approved by FMR, as the then sole shareholder, on January 21, 1998.
MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
   MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, as applicable, each fund pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES.    For the services of FMR under the management
contract, the money market fund pays FMR a monthly management fee which has three components: a group fee rate, an individual fund fee rate (0.03%), and an income-based component of 6% of the fund's gross income in excess of a 5% yield. The maximum income-based component is 0.24% of the fund's average net assets.
   For the services of FMR under the management contract, each stock fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
   The following is the fee schedule for the money market fund.
MONEY MARKET FUND
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual
Assets            Rate         Assets           Fee Rate

 0 - $3 billion   .3700%        $ 0.5 billion   .3700%

 3 - 6            .3400          25             .2664

 6 - 9            .3100          50             .2188

 9 - 12           .2800          75             .1986

 12 - 15          .2500          100            .1869

 15 - 18          .2200          125            .1793

 18 - 21          .2000          150            .1736

 21 - 24          .1900          175            .1695

 24 - 30          .1800          200            .1658

 30 - 36          .1750          225            .1629

 36 - 42          .1700          250            .1604

 42 - 48          .1650          275            .1583

 48 - 66          .1600          300            .1565

 66 - 84          .1550          325            .1548

 84 - 120         .1500          350            .1533

 120 - 174        .1450          400            .1507

 174 - 228        .1400

 228 - 282        .1375

 282 - 336        .1350

 Over 336         .1325

Prior to March 1, 1994, the group fee rate    was based     on a
schedule with breakpoints ending at 0.1500% for average group assets in excess of $84 billion. The group fee rate breakpoints shown above
for average group    assets     in excess of $120 billion and under
$228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993. The fund's current management contract reflects these extensions of the group fee rate schedule.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $156 billion and under $372 billion as shown in the schedule below. The revised group fee rate schedule is identical to the above schedule for average group assets under $156 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $156 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized   Group Net        Effective Annual
Assets                Rate         Assets           Fee Rate

 120 - $156 billion   .1450%        $ 150 billion   .1736%

 156 - 192            .1400          175            .1690

 192 - 228            .1350          200            .1652

 228 - 264            .1300          225            .1618

 264 - 300            .1275          250            .1587

 300 - 336            .1250          275            .1560

 336 - 372            .1225          300            .1536

 372 - 408            .1200          325            .1514

 408 - 444            .1175          350            .1494

 444 - 480            .1150          375            .1476

 480 - 516            .1125          400            .1459

 Over 516             .1100          425            .1443

                                     450            .1427

                                     475            .1413

                                     500            .1399

                                     525            .1385

                                     550            .1372

The following is the fee schedule for the stock funds (except Business Services and Outsourcing, Cyclical Industries, and Natural Resources). STOCK FUNDS
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual
Assets            Rate         Assets           Fee Rate

 0 - $3 billion   .5200%        $ 0.5 billion   .5200%

 3 - 6            .4900          25             .4238

 6 - 9            .4600          50             .3823

 9 - 12           .4300          75             .3626

 12 - 15          .4000           100           .3512

 15 - 18          .3850           125           .3430

 18 - 21          .3700          150            .3371

 21 - 24          .3600          175            .3325

 24 - 30          .3500          200            .3284

 30 - 36          .3450          225            .3253

 36 - 42          .3400          250            .3223

 42 - 48          .3350          275            .3198

 48 - 66          .3250          300            .3175

 66 - 84          .3200          325            .3153

 84 - 102         .3150          350            .3133

 102 - 138        .3100

 138 - 174        .3050

 174 - 228        .3000

 228 - 282        .2950

 282 - 336        .2900

 Over 336         .2850

Prior to March 1, 1994, the group fee rate was based on a schedule with breakpoints ending at 0.3100% for average group assets in excess of $102 billion. The group fee rate breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993. Each fund's current management contract reflects these extensions of the group fee rate schedule.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $210 billion and under $390 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $210 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $210 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group        Annualized   Group Net       Effective Annual
Assets               Rate         Assets          Fee Rate

 $138-$174 billion   .3050%        $150 billion   .3371%

 174 - 210           .3000          175           .3325

 210 - 246           .2950          200           .3284

 246 - 282           .2900          225           .3249

 282 - 318           .2850          250           .3219

 318 - 354           .2800          275           .3190

 354 - 390           .2750          300           .3163

 390 - 426           .2700          325           .3137

 426 - 462           .2650          350           .3113

 462 - 498           .2600          375           .3090

 498 - 534           .2550          400           .3067

 Over 534            .2500          425           .3046

                                     450          .3024

                                    475           .3003

                                    500           .2982

                                    525           .2962

                                    550           .2942

The group fee rate schedule for    Business Services and Outsourcing,
    Cyclical Industries, and Natural Resources is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual Fee
Assets             Rate        Assets           Rate

 0 - $3 billion   .5200%        $ 0.5 billion   .5200%

 3 - 6            .4900          25             .4238

 6 - 9            .4600          50             .3823

 9 - 12           .4300          75             .3626

 12 - 15          .4000          100            .3512

 15 - 18          .3850           125           .3430

 18 - 21          .3700          150            .3371

 21 - 24          .3600          175            .3325

 24 - 30          .3500          200            .3284

 30 - 36          .3450          225            .3249

 36 - 42          .3400          250            .3219

 42 - 48          .3350          275            .3190

 48 - 66          .3250          300            .3163

 66 - 84          .3200          325            .3137

 84 - 102         .3150          350            .3113

 102 - 138        .3100          375            .3090

 138 - 174        .3050          400            .3067

 174 - 210        .3000          425            .3046

 210 - 246        .2950          450            .3024

 246 - 282        .2900          475            .3003

 282 - 318        .2850          500            .2982

 318 - 354        .2800          525            .2962

 354 - 390        .2750          550            .2942

 390 - 426        .2700

 426 - 462        .2650

 462 - 498        .2600

 498 - 534        .2550

 Over 534         .2500

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for February 1998 - was ___%, which is the weighted average of the respective fee rates for each level of group net assets up to $__
billion.
The money market fund's individual fund fee rate is 0.03%.
One-twelfth of the sum of the group fee rate and the individual fund fee rate is applied to the money market fund's average net assets for the current month, giving a dollar amount which is the fee for that month.
If the money market fund's monthly gross yield is 5% or less, the total management fee is the sum of the group fee and the individual fund fee. If the money market fund's monthly gross yield is greater than 5%, the management fee that FMR receives includes an income-based component. The income-based component equals 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is 0.24% (annualized) of average net assets, at a fund gross yield of 9% or more. Gross income for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium. Realized and unrealized gains and losses, if any, are not included in gross income.
The stock fund's individual fund fee rate is ___%. Based on the average group net assets of the funds advised by FMR for February
1998, each stock fund's annual management fee rate would be calculated as follows:
Group Fee Rate         Individual Fund Fee Rate         Management Fee Rate

0.___%           +     0.30%                      =     0.___%



   [*NOTE ANY INCREASES OR DECREASES TO INDIVIDUAL FUND FEE RATE FOR LAST THREE YEARS HERE. IF FMR HAS VOLUNTARILY REDUCED MANAGEMENT FEE:
Effective [month] [day], 199_, FMR voluntarily reduced the individual fund fee rate[s] for [each fund/[Name(s) of Fund(s)]] from __% [and
__%] to __% [and __%, respectively]. If this reduction had not been in effect, the total management fee rate[s] would have been __% [and __%, respectively].]
One-twelfth of this annual management fee rate is applied to each stock fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.
Fund
                                    Fiscal Years Ended   Management Fees
                                    February 28/29       Paid to FMR

Air Transportation                  1998                 $

                                    1997                 $

                                    1996                 $

American Gold                       1998                 $

                                    1997                 $

                                    1996                 $

Automotive                          1998                 $

                                    1997                 $

                                    1996                 $

Biotechnology                       1998                 $

                                    1997                 $

                                    1996                 $

Brokerage and Investment            1998                 $
Management

                                    1997                 $

                                    1996                 $

Business Services and Outsourcing   1998                 $

                                    1997                 $

                                    1996                 $

Chemicals                           1998                 $

                                    1997                 $

                                    1996                 $

Computers                           1998                 $

                                    1997                 $

                                    1996                 $

Construction and Housing            1998                 $

                                    1997                 $

                                    1996                 $

Consumer Industries                 1998                 $

                                    1997                 $

                                    1996                 $

Cyclical  Industries                1998                 $

                                    1997                 $

                                    1996                 $

Defense and Aerospace               1998                 $

                                    1997                 $

                                    1996                 $

Developing Communications           1998                 $

                                    1997                 $

                                    1996                 $

Electronics                         1998                 $

                                    1997                 $

                                    1996                 $

Energy                              1998                 $

                                    1997                 $

                                    1996                 $

Energy Service                      1998                 $

                                    1997                 $

                                    1996                 $

Environmental Services              1998                 $

                                    1997                 $

                                    1996                 $

Financial Services                  1998                 $

                                    1997                 $

                                    1996                 $

Food and Agriculture                1998                 $

                                    1997                 $

                                    1996                 $

Health Care                         1998                 $

                                    1997                 $

                                    1996                 $

Home Finance                        1998                 $

                                    1997                 $

                                    1996                 $

Industrial Equipment                1998                 $

                                    1997                 $

                                    1996                 $

Industrial Materials                1998                 $

                                    1997                 $

                                    1996                 $

Insurance                           1998                 $

                                    1997                 $

                                    1996                 $

Leisure                             1998                 $

                                    1997                 $

                                    1996                 $

Medical Delivery                    1998                 $

                                    1997                 $

                                    1996                 $

Money Market                        1998                 $

                                    1997                 $

                                    1996                 $

Multimedia                          1998                 $

                                    1997                 $

                                    1996                 $

Natural Gas                         1998                 $

                                    1997                 $

                                    1996                 $

Natural Resources                   1998                 $

                                    1997                 $

                                    1996                 $

Paper and Forest Products           1998                 $

                                    1997                 $

                                    1996                 $

Precious Metals and Minerals        1998                 $

                                    1997                 $

                                    1996                 $

Regional Banks                      1998                 $

                                    1997                 $

                                    1996                 $

Retailing                           1998                 $

                                    1997                 $

                                    1996                 $

Software and Computer Services      1998                 $

                                    1997                 $

                                    1996                 $

Technology                          1998                 $

                                    1997                 $

                                    1996                 $

Telecommunications                  1998                 $

                                    1997                 $

                                    1996                 $

Transportation                      1998                 $

                                    1997                 $

                                    1996                 $

Utilities Growth                    1998                 $

                                    1997                 $

                                    1996                 $

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a fund's total returns and yield, and repayment of the reimbursement by a fund will lower its total returns and yield.
   [IF MORE THAN ONE FUND/CLASS IN REIMBURSEMENT OR IF A FUND'S/CLASS'S EXPENSE LIMITATION CHANGED OVER THE PAST THREE FISCAL
YEARS: During the past three fiscal [years/periods], FMR voluntarily agreed, subject to revision or termination, to reimburse [[certain of] the fund[s]/[Name(s) of Fund(s)/Class(es)]] if and to the extent that [its/the fund's] aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The table[s] below show[s] the period[s] of reimbursement and levels of expense limitation[s] [IF NOT ALL FUNDS IN REIMBURSEMENT: for the applicable [fund[s]/class[es]]]; the dollar amount of management fees incurred under [the/each] fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for [the/each] period.


                  Periods of                           Aggregate

                  Expense Limitation                   Operating    Fiscal Years            Management Fee   Amount of

                   From To                             Expense      Ended                   Before           Management Fee

                                                       Limitation      February 28/29       Reimbursement    Reimbursement


[Fund Name(s)]    March 1,             February 28,    %            1998                    $[*]             $

                  1997                 1998


[Fund Name(s)]                                         %            1998                    $[*]             $


[Fund Name(s)]                                         %            1998                    $[*]             $


[Fund Name(s)]                                         %            1998                    $[*]             $


[Fund Name(s)]    March 1,             February 28,    %            1997                    $[*]             $

                  1996                 1997


[Fund Name(s)]                                         %            1997                    $[*]             $


[Fund Name(s)]                                         %            1997                    $[*]             $


[Fund Name(s)]                                         %            1997                    $[*]             $


[Fund Name(s)]    March 1,             February 29,    %            1996                    $[*]             $

                  1995                 1996


[Fund Name(s)]                                         %            1996                    $[*]             $


[Fund Name(s)]                                         %            1996                    $[*]             $


[Fund Name(s)]                                         %            1996                    $[*]             $



SUB-ADVISER. On behalf of the money market fund, FMR has entered into
a sub-advisory agreement with    FIMM     pursuant to which
   FIMM     has primary responsibility for providing portfolio
investment management services to the fund.
Under the terms of the sub-advisory agreement, FMR pays    FIMM
fees equal to 50% of the management fee payable to FMR under its management contract with the money market fund. The fees paid to
FIMM are n    ot reduced by any voluntary or mandatory expense
reimbursements that may be in effect from time to time.
On behalf of the money market fund, for the fiscal years ended February 28 , 1998, February 28, 1997, and February 29, 1996, FMR
paid    FMR Texas Inc. (FMR Texas), the predecessor company to FIMM, fees of $________, $_________ and $________, respectively.
On behalf of the stock funds    (except American Gold Portfolio),
    FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive
investment advice and research services    outside the United States
from the sub-advisers.
   On behalf of the stock funds (except American Gold Portfolio), FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
Currently, FMR U.K. and FMR Far East each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
On behalf of each stock fund (except American Gold Portfolio) for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to __% of its monthly management fee rate with respect to each fund's (except American Gold Portfolio) average net assets managed by the sub-adviser on a discretionary basis.
   For providing investment advice and research services, fees paid to the sub-advisers by FMR on behalf of [Name(s) of Fund(s)] for the past three fiscal years are shown in the table below.
   FEES PAID BY FMR TO FOREIGN SUB-ADVISERS

   FUND                        FEES PAID BY FMR TO FMR U.K.   FEES PAID BY FMR TO FMR FAR EAST
                                      1998   1997   1996      1998   1997   1996

Air Transportation                    $      $      $         $      $      $

Automotive

Biotechnology

Brokerage and Investment Management

Business Services and Outsourcing

Chemicals

Computers

Construction and Housing

Consumer Industries

Cyclical Industries

Defense and Aerospace

Developing Communications

Electronics

Energy

Energy Service

Environmental Services

Financial Services

Food and Agriculture

Health Care

Home Finance

Industrial Equipment

Industrial Materials

Insurance

Leisure

Medical Delivery

Multimedia

Natural Gas

Natural Resources

Paper and Forest Products

Precious Metals and Minerals

Regional Banks

Retailing

Software and Computer Services

Technology

Telecommunications

Transportation

Utilities Growth


For discretionary investment management and execution of portfolio transactions, fees paid to the sub-advisers on behalf of the funds for the past three fiscal years are shown in the table below.
FEES PAID BY FMR TO FOREIGN SUB-ADVISERS


FUND                           FEES PAID BY FMR TO FMR U.K.   FEES PAID BY FMR TO FMR FAR EAST
                                      1998   1997   1996      1998   1997   1996

Air Transportation                    $      $      $         $      $      $

Automotive

Biotechnology

Brokerage and Investment Management

Business Services and Outsourcing

Chemicals

Computers

Construction and Housing

Consumer Industries

Cyclical Industries

Defense and Aerospace

Developing Communications

Electronics

Energy

Energy Service

Environmental Services

Financial Services

Food and Agriculture

Health Care

Home Finance

Industrial Equipment

Industrial Materials

Insurance

Leisure

Medical Delivery

Multimedia

Natural Gas

Natural Resources

Paper and Forest Products

Precious Metals and Minerals

Regional Banks

Retailing

Software and Computer Services

                                      1998   1997   1996      1998   1997   1996

Technology

Telecommunications

Transportation

Utilities Growth



   [IF NEITHER NON-DISCRETIONARY NOR DISCRETIONARY SUB-ADVISER FEES WERE PAID: No fees were paid to [the sub-advisers/[Name(s) of Sub-adviser(s)]] by FMR on behalf of [the fund[s]/[Name(s) of Fund(s)] for the past three fiscal years.]
CONTRACTS WITH FMR AFFILIATES
   Each fund has entered into a transfer agent agreement with
    FSC   , an affiliate of FMR. Under the terms of the agreements,
    FSC    performs transfer agency, dividend disbursing, and
shareholder services for each fund.
   For providing transfer agency services,     FSC    receives an
account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus account, The account fees are subject to increase based on postage rate changes.
   For the stock funds, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
For the stock funds, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
   FSC also collects small account fees from certain accounts with balances of less than $2,500.
   In addition,     FSC    receives the pro rata portion of the
transfer agency fees applicable to shareholder accounts in each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the Freedom Fund's assets that is invested in a fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has also entered into    a     service agent agreement with
FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each fund, maintains each fund's portfolio and general accounting records, and administers the stock fund's securities lending program.
   For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are 0.1000% for the stock funds and 0.0500% for the money market fund of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.
   Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.
      PRICING AND BOOKKEEPING FEES

      FISCAL 1998   FISCAL 1997   FISCAL 1996


Air Transportation                    $                    $ 92,138             $ 73,290

American Gold                                               416,410              351,847

Automotive                                                  120,805              60,082

Biotechnology                                               612,580              527,898

Brokerage and Investment Management                         88,697               47,818

Business Services and Outsourcing                                     N/A                  N/A

Chemicals                                                   123,784              78,925

Computers                                                   520,629              454,150

Construction and Housing                                    76,325               49,539

Consumer Industries                                         60,450               59,535

Cyclical Industries                                         60,450               59,535

Defense and Aerospace                                       61,443               47,698

Developing Communications                                   308,377              333,332

Electronics                                                 799,758              651,136

Energy                                                      177,681              112,800

Energy Service                                              445,567              160,802

                                         FISCAL 1998          FISCAL 1997          FISCAL 1996

Environmental Services                                      64,394               47,732

Financial Services                                          276,349              196,984

Food and Agriculture                                        279,388              210,607

Health Care                                                 805,100              738,412

Home Finance                                                596,198              382,635

Industrial Equipment                                        93,288               102,205

Industrial Materials                                        98,357               127,391

Insurance                                                   60,415               47,689

Leisure                                                     107,125              79,740

Medical Delivery                                            215,825              197,086

Money Market                                                108,892              99,064

Multimedia                                                  85,280               96,559

Natural Gas                                                 113,435              70,811

Natural Resources                                           60,450               59,535

Paper and Forest Products                                   60,429               62,846

Precious Metals and Minerals                                333,124              383,741

Regional Banks                                              408,850              231,139

Retailing                                                   222,542              47,630

Software and Computer Services                              419,686              307,359

Technology                                                  466,774              378,688

Telecommunications                                          479,593              418,462

Transportation                                              60,368               47,681

Utilities Growth                                            239,403              264,628


   For administering the stock funds' securities lending program, FSC receives fees based on the number and duration of individual securities loans. [If any fund did not pay securities lending fees in any of the last three fiscal periods: For the fiscal years ended February, 1998, 1997, and 1996, [the fund[s]/Name(s) of Taxable Bond or Equity Fund(s)]] paid no securities lending fees. [If one fund paid securities lending fees in any of the last three fiscal periods: For the fiscal years ended [Fiscal Year End], 1998, 1997, and 1996, [the fund/[Name of Taxable Bond or Equity Fund] paid securities lending fees of $______, $_______, and $_______, respectively.
      SECURITIES LENDING FEES

                                 FISCAL 1998   FISCAL 1997   FISCAL 1996

American Gold                    $             $ 3,065       $ 3,985

Biotechnology                                   9,415         10,900

Chemicals                                       770           180

Computers                                       6,265         11,060

Construction and Housing                        445           0

Electronics                                     13,690        12,190

Energy                                          2,320         1,115

Energy Service                                  1,290         380

Financial Services                              0             305

Health Care                                     7,915         12,373

Industrial Materials                            0             2,065

Medical Delivery                                8,900         3,795

Paper and Forest Products                       0             375

Precious Metals and Minerals                    710           325

Retailing                                       4,965         2,010

Software and Computer Services                  5,940         5,525

Technology                                      16,005        11,840

Telecommunications                              10,530        11,295

Utilities Growth                                780           120

Regional Banks                                  3,860         0

Currently, FSC is credited with a $7.50 exchange fee for each exchange from a stock fund, including each exchange from a stock fund to another Fidelity fund. The aggregate exchange fees retained by FSC during fiscal 1998, 1997, and 1996 amounted to $_______, $______, and
$______, respectively.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FDC.
   Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below.



                 1998                   1997                                 1996
                 Sales      Deferred    Sales          Deferred              Sales          Deferred
                 Charges    Sales       Charges        Sales                 Charges        Sales
                            Charges                    Charges                              Charges

Air
Transportation   $          $           $ 688,390      $ 1,386               $ 880,267      $ 1,398

American Gold                           1,162,696      43,678                1,434,655      40,619

Automotive                              466,135        2,159                 381,296        3,109

Biotechnology                           1,854,442      41,551                3,591,690      28,707

Brokerage and Investment                903,649        1,311                 222,268        5,017
Management

Chemicals                               579,393        6,478                 529,419        23,318

Computers                               2,540,952      5,155                 7,703,101      10,256

Construction and Housing                174,919        1,261                 309,250        1,448

Consumer Industries                     169,639        682                   372,748        1,264

   Cyclical Industries

Defense and Aerospace                   292,571        1,408                 256,417        4,056

Developing Communications               733,692        7,987                 2,513,224      4,453

Electronics                             9,021,074      9,923                 15,086,139     18,130

Energy                                  1,029,850      14,667                555,520        29,054

Energy Service                          4,165,989      10,974                1,453,689      6,886

Environmental Services                  177,009        9,944                 80,412         12,652

Financial Services                      1,400,884      8,487                 1,419,292      10,479

Food and Agriculture                    1,095,115      7,683                 1,756,887      2,759

Health Care                             2,553,184      69,909                5,991,249      54,291

Home Finance                            5,869,188      4,653                 4,216,342      1,985

Industrial Equipment                    252,021        2,660                 541,013        7,928

Industrial Materials                    866,268        4,072                 596,846        12,636

Insurance                               248,750        1,364                 300,141        6,193

Leisure                                 282,104        14,717                451,945        17,764

Medical Delivery                        567,463        6,016                 1,501,132      6,879

Money Market                            2,788,424      97,630                4,472,949      76,760

Multimedia                              338,283        4,261                 923,712        3,278

Natural Gas                             682,901        2,332                 268,316        7,860

   Natural Resources

Paper and Forest Products              126,407        2,892                 526,735        3,068

Precious Metals and Minerals           669,762        45,427                1,543,064      52,879

Regional Banks                         3,497,512      3,702                 2,017,787      3,130

Retailing                              838,536        4,812                 266,970        5,475

Software and Computer                  1,921,006      5,034                 3,293,250      6,803
Services

Technology                             1,543,709      36,252                3,609,138      41,004

Telecommunications                     1,182,016      30,536                2,050,876      25,598

Transportation                         101,332        682                   157,256        2,170

Utilities Growth           5           238,618        38,523                682,903        21,405



Totals          $          $           $ 51,023,883   $ 550,208             $ 71,957,898   $ 560,711



DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Select Portfolios is an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. Subsequent to the reorganization of certain funds of the trust on October 26, 1990, Automation and Machinery Portfolio, Life Insurance Portfolio, and Restaurant Industry Portfolio no longer exist. Also due to the reorganization, Capital Goods Portfolio was renamed "Industrial Technology Portfolio," and Property and Casualty Insurance Portfolio was renamed "Insurance Portfolio." Subsequent to an additional reorganization on February 25, 1994, Electric Utilities Portfolio no longer exists.
On July 18, 1996, Consumer Products Portfolio was renamed "Consumer
Industries."
On August 3, 1994 Utilities Portfolio was renamed "Utilities Growth
Portfolio."
On April 30, 1994, Broadcast and Media Portfolio was renamed "Multimedia Portfolio."
On February 17, 1993, Savings and Loan Portfolio was renamed "Home Finance Portfolio."
On June 29, 1992, Industrial Technology Portfolio was renamed "Industrial Equipment Portfolio."
On June 14, 1990, Housing Portfolio was renamed "Construction and Housing Portfolio."
On July 10, 1987, Health Care Delivery Portfolio was renamed "Medical Delivery Portfolio."
On July 29, 1985, Leisure and Entertainment Portfolio was renamed "Leisure Portfolio."
Currently there are    forty     funds of the trust: Air
Transportation Portfolio, American Gold Portfolio, Automotive Portfolio, Biotechnology Portfolio, Brokerage and Investment
Management Portfolio,    Business Services and Outsourcing
Portfolio,     Chemicals Portfolio, Computers Portfolio, Construction
and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environmental Services Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure
Portfolio, Medical Delivery Portfolio,    Medical Equipment
Portfolio    , Multimedia Portfolio, Natural Gas Portfolio, Natural
Resources Portfolio, Paper and Forest Products Portfolio, Precious Metals and Minerals Portfolio, Regional Banks Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio, Money Market Portfolio. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. If not so terminated, the trust and the funds will continue indefinitely. Each fund may invest all of its assets in another investment company.
CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of the stock funds. The Bank of New York, 110 Washington Street, New York, New York is custodian of the assets of the money market fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the stock funds' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts serves as the trust's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal year ended February 28, 1998, and report of the auditor, are included in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and report of the auditor are incorporated herein by reference. For a free additional copy of the funds' Annual Report, contact Fidelity at 1-800-544-8888, 82 Devonshire Street, Boston, MA 02109.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF COMMERCIAL PAPER Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated PRIME-1 (or related supporting institutions) have a superior ability for repayment of principal and payment of interest. Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of principal and payment of interest. DESCRIPTION OF STANDARD & POOR'S RATINGS OF COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
 (a) Financial Statements and Financial Highlights, included in the Annual Report for the Fidelity Select Portfolios for the fiscal year ended February 28, 1998 will be filed by subsequent amendment.
 (b) Exhibits.
 (1)(a) Amended and Restated Declaration of Trust, dated April 14, 1994, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 48.
 (2) Bylaws of the Trust, as amended, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File no. 2-50318) Post-Effective Amendment No. 87.
 (3) Not applicable.
 (4) Not applicable.
 (5)(a) Management Contracts, dated March 1, 1994, between the Registrant's Air Transportation, American Gold, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Consumer Industries (formerly Consumer Products), Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Equipment (formerly Industrial Technology), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Multimedia (formerly Broadcast and Media), Natural Gas, Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, Utilities Growth (formerly Utilities), and Money Market Portfolios and Fidelity Management & Research Company, are incorporated herein by reference to Exhibit Nos. 5(a)(1-36) of Post-Effective Amendment No. 48.
     (b) Sub-Advisory Agreements, dated March 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. and between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., respectively, with respect to the Registrant's Air Transportation, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Consumer Industries (formerly Consumer Products), Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Equipment (formerly Industrial Technology), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Multimedia (formerly Broadcast and Media), Natural Gas, Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios, are incorporated herein by reference to Exhibit Nos. 5(b)(1-34) of Post-Effective Amendment No. 48.
      (c) Sub-Advisory Agreement, dated January 1, 1990, between Fidelity Management & Research Company and FMR Texas Inc. with respect to the Money Market Portfolio, is incorporated herein by reference to
Exhibit 5(c) of Post-Effective Amendment No. 51.
      (d) Management Contract, dated January 16, 1997, between Cyclical Industries Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment 58.
      (e) Management Contract, dated January 16, 1997, between Natural Resources Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment 58.
      (f) Sub-Advisory Agreement, dated January 16, 1997, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company on behalf of Cyclical Industries Portfolio, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment 59.
      (g) Sub-Advisory Agreement, dated January 16, 1997, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Cyclical Industries Portfolio, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment 59.
      (h) Sub-Advisory Agreement, dated January 16, 1997, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company on behalf of Natural Resources Portfolio, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment 59.
      (i) Sub-Advisory Agreement, dated January 16, 1997, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Natural Resources Portfolio, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment 59.
      (j) Management Contract, dated December 18, 1997, between Business Services and Outsourcing Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 62.
      (k) Form of Management Contract, between Medical Equipment and Systems Portfolio and Fidelity Management & Research Company, is filed herein as Exhibit 5(k).
      (l) Sub-Advisory Agreement, dated December 18, 1997, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company on behalf of Business Services and Outsourcing Portfolio, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 62.
      (m) Sub-Advisory Agreement, between December 18, 1997, Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Business Services and Outsourcing Portfolio, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 62.
      (n) Form of Sub-Advisory Agreement, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company on behalf of Medical Equipment and Systems Portfolio, is filed herein as
Exhibit 5(n).
      (o) Form of Sub-Advisory Agreement, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Medical Equipment and Systems Portfolio, is filed herein as Exhibit 5(o).
 (6)(a) General Distribution Agreements, dated April 1, 1987, between the Registrant's Air Transportation, American Gold, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and
Loan), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit Nos. 6(a)(1-31) of Post-Effective Amendment No. 51.
     (b) Amendment to General Distribution Agreements, dated January 1, 1988, between the Registrant's Air Transportation, American Gold, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Materials, Industrial Equipment (formerly Capital Goods), Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, is incorporated herein by reference to
Exhibit 6(b) of Post-Effective Amendment No. 51.
     (c) General Distribution Agreement, dated June 29, 1989, between the Registrant's Environmental Services Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to
Exhibit 6(c) of Post-Effective Amendment No. 51.
     (d) General Distribution Agreement, dated June 14, 1990, between the Registrant's Consumer Industries (formerly Consumer Products) Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 51.
     (e) General Distribution Agreement, dated June 14, 1990 between the Registrant's Developing Communications Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to
Exhibit 6(e) of Post-Effective Amendment No. 51.
     (f) General Distribution Agreement, dated April 15, 1993, between the Registrant's Natural Gas Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 46.
     (g) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated April 15, 1993, between the Registrant's Natural Gas Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 50.
     (h) General Distribution Agreement, dated April 1, 1987, between the Registrant's Industrial Equipment (formerly Capital Goods) Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 54.
     (i) General Distribution Agreement, dated January 16, 1997, between Cyclical Industries Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment 59.
     (j) General Distribution Agreement, dated January 16, 1997, between Natural Resources Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment 59.
     (k) Amendments, dated March 14, 1996 and July 15, 1996, to the General Distribution Agreement between Fidelity Select Portfolios on behalf of each Fidelity Select Portfolio except Fidelity Select Natural Gas Portfolio, Fidelity Select Cyclical Industries Portfolio, Fidelity Select Natural Resources Portfolio, Fidelity Select Business Services and Outsourcing Portfolio, and Fidelity Select Medical Equipment and Systems Portfolio and Fidelity Distributors Corporation are incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 57.
     (l) Amendments, dated March 14, 1996 and July 15, 1996, to the General Distribution Agreement between Fidelity Select Portfolios on behalf of Fidelity Select Natural Gas Portfolio and Fidelity Distributors Corporation are incorporated herein by reference to
Exhibit 6(l) of Post-Effective Amendment No. 57.
     (m) General Distribution Agreement, dated December 18, 1997, between Business Services and Outsourcing Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to
Exhibit 6(m) of Post-Effective Amendment No. 62.
     (n) Form of General Distribution Agreement, between Medical Equipment and Systems Portfolio and Fidelity Distributors Corporation, is filed herein as Exhibit 6(n).
     (o) Form of Bank Agency Agreement (most recently revised January,
1997), is filed herein as Exhibit 6(o).
     (p) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997), is filed herein as
Exhibit 6(p).
 (7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 54.
     (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 (8)(a) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios with the exception of Business Services and Outsourcing and Medical Equipment and Systems Portfolios is incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
     (b) Appendix A, dated October 16, 1997, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios with the exception of Business Services and Outsourcing and Medical Equipment and Systems Portfolios is incorporated herein by reference to Exhibit 8(b) of Fidelity Contrafund's Post-Effective Amendment No. 50 (File No. 2-25235).
     (c) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios with the exception of Business Services and Outsourcing and Medical Equipment and Systems Portfolios is incorporated herein by reference to Exhibit 8(c) of Fidelity Contrafund's Post-Effective Amendment No. 50 (File No. 2-25235).
     (d) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
     (e) Appendix A, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit 8(e) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).
     (f) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit 8(f) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).
     (g) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (h) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (i) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (j) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (k) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (l) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (m) Forms of Fidelity Group Repo Custodian Agreement and
Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio are filed herein as Exhibit 8(m).
     (n) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries Portfolio, Natural Resources Portfolios, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio are filed herein as Exhibit 8(n).
     (o) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems Portfolio are filed herein as Exhibit 8(o).
     (p) Form of Custodian Agreement and Appendix B and C, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of Business Services and Outsourcing Portfolio and Medical Equipment and Systems Portfolio is filed herein as Exhibit 8(p).
 (9) Not applicable.
 (10) Not applicable.
 (11) Not applicable.
 (12) Not applicable.
 (13) Not applicable.
 (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to
Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
       (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
       (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 (15) Not applicable.
 (16)(a) Schedules for the computation of performance calculations and yield calculations for Select Natural Gas Portfolio and Select Money Market Portfolio on behalf of the trust were incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 51.
       (b) A schedule for the computation of a moving average for Select Insurance Portfolio on behalf of the equity portfolios in the trust was incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 51.
 (17) Not applicable.
 (18) Not applicable.
Item 25. Persons Controlled by or under Common Control with Registrant The Board of Trustees of the Registrant is substantially the same as the boards of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities  November 30, 1997
Title of Class: Shares of Beneficial Interest
Title of Class Number of Record Holders
Air Transportation Portfolio                    3,452

American Gold Portfolio                         24,476

Automotive Portfolio                            6,107

Biotechnology Portfolio                         52,276

Brokerage and Investment Management Portfolio   32,554

Business Services and Outsourcing Portfolio     0

Chemicals Portfolio                             6,751

Computers Portfolio                             57,904

Construction and Housing Portfolio              1,886

Consumer Industries Portfolio                   1,908

Cyclical Industries Portfolio                   387

Defense and Aerospace Portfolio                 4,752

Developing Communications Portfolio             23,780

Electronics Portfolio                           176,705

Energy Portfolio                                15,402

Energy Service Portfolio                        72,633

Environmental Services Portfolio                4,229

Financial Services Portfolio                    31,459

Food and Agriculture Portfolio                  21,058

Health Care Portfolio                           98,676

Home Finance Portfolio                          89,528

Industrial Equipment Portfolio                  4,091

Industrial Materials Portfolio                  2,677

Insurance Portfolio                             9,781

Leisure Portfolio                               14,145

Medical Delivery Portfolio                      13,807

Medical Equipment and Systems Portfolio         0

Money Market Portfolio                          31,608

Multimedia Portfolio                            4,988

Natural Gas Portfolio                           7,641

Natural Resources Portfolio                     895

Paper and Forest Products Portfolio             2,254

Precious Metals and Minerals Portfolio          23,729

Regional Banks Portfolio                        71,905

Retailing Portfolio                             16,166

Software and Computer Services Portfolio        38,411

Technology Portfolio                            44,941

Telecommunications Portfolio                    36,692

Transportation Portfolio                        4,876

Utilities Growth Portfolio                      18,746

Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed transfer agent, the Registrant agrees to indemnify and hold Service harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the Service and/or the Registrant as a party and is not based on and does not result from Service's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with Service's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by Service's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from Service's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of Service's acting in reliance upon advice reasonably believed by Service to have been given by counsel for the Registrant, or as a result of Service's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Board of FMR; President and Chief
                            Executive Officer of FMR Corp.; Chairman of the
                            Board and Director of FMR, FMR Corp., FIMM, FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Chairman of the
                            Board and Representative Director of Fidelity
                            Investments Japan Limited; President and Trustee of
                            funds advised by FMR.



Robert C. Pozen             President and Director of FMR; Senior Vice President
                            and Trustee of funds advised by FMR; President and
                            Director of FIMM, FMR (U.K.) Inc., and FMR (Far
                            East) Inc.; Previously, General Counsel, Managing
                            Director, and Senior Vice President of FMR Corp.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



John H. Carlson             Vice President of FMR and of funds advised by FMR.



Dwight D. Churchill         Senior Vice President of FMR and Vice President of
                            Bond Funds advised by FMR.



Barry Coffman               Vice President of FMR.



Arieh Coll                  Vice President of FMR.



Stephen G. Manning          Assistant Treasurer of FMR.



William Danoff              Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Walter C. Donovan           Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and of funds advised by FMR.



William R. Ebsworth         Vice President of FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FIMM.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Senior Vice President of FMR and Vice President of
                            Money Market Funds advised by FMR.



Bart A. Grenier             Vice President of High-Income Funds advised by
                            FMR;Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



Richard Hazelwood           Vice President of FMR.



Fred L. Henning Jr.         Senior Vice President of FMR and Vice President of
                            Fixed-Income funds advised by FMR.



Bruce T. Herring            Vice President of FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Senior Vice President of FMR and Vice President of
                            funds advised by FMR; Associate Director and Senior
                            Vice President of Equity funds advised by FMR.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



Robert A. Lawrence          Senior Vice President of FMR and Vice President of
                            Fidelity Real Estate High Income and Fidelity Real
                            Estate High income II funds advised by FMR; Associate
                            Director and Senior Vice President of Equity funds
                            advised by FMR; Previously, Vice President of High
                            Income funds advised by FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Mark G. Lohr                Vice President of FMR; Treasurer of FMR, FMR (U.K.)
                            Inc., FMR (Far East) Inc., and FIMM.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Charles A. Mangum           Vice President of FMR and of a fund advised by FMR.



Kevin McCarey               Vice President of FMR and of a fund advised by FMR.



Diane M. McLaughlin         Vice President of FMR.



Neal P. Miller              Vice President of FMR.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Scott A. Orr                Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kennedy P. Richardson       Vice President of FMR.



Eric D. Roiter              Senior Vice President and General Counsel of FMR and
                            Secretary of funds advised by FMR.



Mark S. Rzepczynski         Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Richard A. Silver           Vice President of FMR.



Carol A. Smith-Fachetti     Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Previously, Senior Vice President and Director of
                            Operations and Compliance of FMR (U.K.) Inc.



Thomas M. Sprague           Vice President of FMR and of funds advised by FMR.



Robert E. Stansky           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Scott D. Stewart            Vice President of FMR.



Cynthia L. Strauss          Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR and Vice President of
                            funds advised by FMR.



Steven S. Wymer             Vice President of FMR and of a fund advised by FMR.





(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       25 Lovat Lane, London, EC3R 8LL, England
 FMR U.K. provides investment advisory services to Fidelity Management
& Research Company and Fidelity Management Trust Company.  The
directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FIMM, and FMR (Far East) Inc.;
                       Chairman of the Executive Committee of FMR;
                       President and Chief Executive Officer of FMR Corp.;
                       Chairman of the Board and Representative Director of Fidelity Investments Japan Limited; President and
                       Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice President
                       and Trustee of funds advised by FMR; President and Director of FIMM, FMR (U.K.) Inc., and FMR (Far
                       East) Inc.; Previously, General Counsel, Managing
                       Director, and Senior Vice President of FMR Corp.



Mark G. Lohr           Treasurer of FMR U.K., FMR, FMR (Far East) Inc., and
                       FIMM; Previously, Vice President of FMR.



Stephen G. Manning     Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FIMM; Previously, Treasurer of FMR
                       Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Previously, Vice
                       President of FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FIMM.



Sarah H. Zenoble       Senior Vice President and Director of Operations
                       andCompliance.


(3)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR
EAST)
      Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FIMM, and FMR (U.K.)
                       Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of
                       FMR Corp.; Chairman of the Board and
                       Representative Director of Fidelity Investments
                       Japan Limited; President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice
                       President and Trustee of funds advised by FMR;
                       President and Director of FIMM, FMR (U.K.)
                       Inc., and FMR (Far East) Inc.; Previously,
                       General Counsel, Managing Director, and Senior
                       Vice President of FMR Corp.



Billy Wilder           Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Mark G. Lohr           Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FIMM; Previously, Vice President of
                       FMR.



Stephen G. Manning     Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FIMM; Vice President and
                       Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary of FIMM.



Robert H. Auld         Senior Vice President of FMR Far East.


(4)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
 Fidelity Investments Money Management, Inc. provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FIMM,
                       FMR, FMR Corp., FMR (Far East) Inc., and
                       FMR (U.K.) Inc.; Chairman of the Board of
                       FMR; President and Chief Executive Officer of
                       FMR Corp.; Chairman of the Board and
                       Representative Director of Fidelity Investments
                       Japan Limited; President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice
                       President and Trustee of funds advised by FMR;
                       President and Director of FIMM, FMR (U.K.)
                       Inc., and FMR (Far East) Inc.; Previously,
                       General Counsel, Managing Director, and Senior
                       Vice President of FMR Corp.



Robert H. Auld         Vice President of FIMM.



Robert K. Duby         Vice President of FIMM and of funds advised by
                       FMR.



Robert Litterst        Vice President of FIMM and of funds advised by
                       FMR.



Thomas D. Maher        Vice President of FIMM and Assistant Vice
                       President of Money Market funds advised by FMR.



Scott A. Orr           Vice President of FIMM and of funds advised by
                       FMR.



Burnell R. Stehman     Vice President of FIMM and of funds advised by
                       FMR.



John J. Todd           Vice President of FIMM and of funds advised by
                       FMR.



Mark G. Lohr           Treasurer of FIMM, FMR (U.K.) Inc., FMR (Far
                       East) Inc., and FMR; Previously, Vice President of FMR.



Stephen G. Manning     Assistant Treasurer of FIMM, FMR (U.K.) Inc.,
                       FMR (Far East) Inc., and FMR; Vice President and Treasurer of FMR Corp.



Jay Freedman           Secretary of FIMM; Clerk of FMR (U.K.) Inc.,
                       FMR (Far East) Inc., and FMR Corp.; Assistant
                       Clerk of FMR.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

James Curvey           Director                   None

Martha B. Willis       President                  None

Eric D. Roiter         Vice President             Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, N.Y. and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.
Item 31. Management Services
  Not applicable.
Item 32. Undertakings
(a) The Registrant undertakes to file a Post-Effective Amendment, using financial statements for Business Services and Outsourcing Portfolio and Medical Equipment and Systems Portfolio, which need not be certified, within six months of the effectiveness of the funds' initial registration statement, provided such filing is then required by regulations of the Securities and Exchange Commission.
(b) The Registrant undertakes for Natural Gas Portfolio, Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems
Portfolio: 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
(c) The Registrant, on behalf of Fidelity Select Portfolios, provided the information required for the stock funds by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders. SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 63 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25 day of February 1998.

      FIDELITY SELECT PORTFOLIOS
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)   President and Trustee           February 25, 1998

Edward C. Johnson 3d                (Principal Executive Officer)



/s/Richard A. Silver                Treasurer                       February 25, 1998

Richard A. Silver



/s/Robert C. Pozen                  Trustee                         February 25, 1998

Robert C. Pozen



/s/Ralph F. Cox                 *   Trustee                         February 25 , 1998

Ralph F. Cox



/s/Phyllis Burke Davis      *       Trustee                         February 25 , 1998

Phyllis Burke Davis



/s/Robert M. Gates           **     Trustee                         February 25 , 1998

Robert M. Gates



/s/E. Bradley Jones            *    Trustee                         February 25, 1998

E. Bradley Jones



/s/Donald J. Kirk               *   Trustee                         February 25, 1998

Donald J. Kirk



/s/Peter S. Lynch               *   Trustee                         February 25, 1998

Peter S. Lynch



/s/Marvin L. Mann            *      Trustee                         February 25, 1998

Marvin L. Mann



/s/William O. McCoy        *        Trustee                         February 25, 1998

William O. McCoy



/s/Gerald C. McDonough  *           Trustee                         February 25, 1998

Gerald C. McDonough



/s/Thomas R. Williams      *        Trustee                         February 25, 1998

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Hereford Street Trust
Fidelity Advisor Series I                Fidelity Income Fund
Fidelity Advisor Series II               Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV               Fidelity Investment Trust
Fidelity Advisor Series V                Fidelity Magellan Fund
Fidelity Advisor Series VI               Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII              Fidelity Money Market Trust
Fidelity Advisor Series VIII             Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust
Fidelity Boston Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust      Fidelity New York Municipal Trust
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Capital Trust                   Fidelity Phillips Street Trust
Fidelity Charles Street Trust            Fidelity Puritan Trust
Fidelity Commonwealth Trust              Fidelity Revere Street Trust
Fidelity Concord Street Trust            Fidelity School Street Trust
Fidelity Congress Street Fund            Fidelity Securities Fund
Fidelity Contrafund                      Fidelity Select Portfolios
Fidelity Corporate Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust              Fidelity Summer Street Trust
Fidelity Court Street Trust II           Fidelity Trend Fund
Fidelity Covington Trust                 Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund                Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                 Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity Union Street Trust
  Portfolio, L.P.                        Fidelity Union Street Trust II
Fidelity Devonshire Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                   Newbury Street Trust
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II
Fidelity Government Securities Fund      Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_   July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates